UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-06578
The Glenmede Portfolios
(Exact Name of Registrant as Specified in Charter)
100 Huntington Avenue
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31, 2014
Date of Reporting Period: October 31, 2014

Item 1. Reports to Stockholders.

GLENMEDE
The Glenmede Fund, Inc.
The Glenmede Portfolios
Annual Report
October 31, 2014

     The performance for the portfolios shown on pages 2, 3 and 6 to 24 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.
     Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
     The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s or sub-adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser or sub-adviser, as applicable, believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
PRESIDENT’S LETTER

Dear Shareholder:

We are pleased to present the annual report of the Glenmede family of funds for the fiscal year ended October 31, 2014. Continued growth in the U.S. economy resulted in good returns for the domestic equity markets, despite high volatility. Global equity markets did not fare as well due to slower economic growth and geopolitical concerns. The U.S. Government yield curve flattened in anticipation of a rise in short term interest rates in 2015. Money market funds suffered very low yields as the Federal Reserve maintained short term rates at near zero.

At the fiscal year end on October 31, 2014, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the “Glenmede Funds”) consisted of nineteen portfolios with total assets of $6.3 billion, an increase of $2.0 billion over the year ended October 31, 2013. The fund family includes five international portfolios: the International Portfolio is advised by Glenmede Investment Management LP and is sub-advised by Philadelphia International Advisors LP (“PIA”); Philadelphia International Fund, Philadelphia International Small Cap Fund, and Philadelphia International Emerging Markets Fund are advised by PIA, and the International Secured Options Portfolio is advised by Glenmede Investment Management LP.

All of the Glenmede Funds, other than the money market funds, are managed to seek long-term total returns consistent with reasonable risk to principal for their asset category. Efforts are made to keep expenses at competitive levels. All of the portfolios managed by Glenmede Investment Management LP use a quantitative style of investing.

This fiscal year ended October 31, 2014 showed positive returns across domestic equity asset classes in response to moderate growth in the U.S. economy. The S&P 500 Index1 gained 17.26%. Small cap stocks did not do nearly as well as large cap stocks with the Russell 2000 Index1 returning 8.06% versus a return of 16.78% on the Russell 1000 Index1 for the fiscal year ended October 31, 2014. Interest rates were stable despite tapering of Federal Reserve stimulus. The Barclays Capital U.S. Aggregate Bond Index1 and the Barclays Capital Municipal 1-10 Year Blend Index1 both gained 4.14% for the fiscal year ended October 31, 2014. The MSCI EAFE Index1 did not perform as well as domestic stocks for the fiscal year, losing -0.60%. The MSCI Emerging Markets Index returned 0.64% for the fiscal year.

The Glenmede Large Cap Core Portfolio achieved a five star (*****) Overall Morningstar Ratingtm2 among 1,341 Large Blend Equity Funds for the period ended October 31, 2014 (based on risk adjusted returns). The Glenmede Total Market Portfolio achieved a five star (*****) Overall Morningstar Ratingtm2 among 149 Long/Short Equity Funds for the period ended October 31, 2014 (based on risk adjusted returns). The Glenmede Large Cap Growth Portfolio achieved a five star (*****) Overall Morningstar Ratingtm2 among 1,509 Large Growth Equity Funds for the period ended October 31, 2014 (based on risk adjusted returns). The Glenmede Small Cap Equity Advisor Portfolio and Institutional Portfolio achieved four star (****) Overall

Morningstar Ratingtm2 among 614 Small Blend Equity Funds for the period ended October 31, 2014 (based on risk adjusted returns). The Glenmede Large Cap Value Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 1,101 Large Value Equity Funds for the period ended October 31, 2014.

Despite declining unemployment, improving housing markets and moderate growth in the economy, the Federal Reserve has maintained short term rates at 0.0%-0.25% since December 16, 2008. However in anticipation of rising short term rates in 2015 and continued geopolitical concerns, the yield curve flattened during the current fiscal year. One year maturity treasuries maintained their yield and 30 year treasury yields decreased 57 basis points3. Money Market fund yields remain at all-time lows.

The Glenmede bond portfolios all have a high quality bias. The Muni Intermediate Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 164 Muni National Short Funds for the period ended October 31, 2014 (based on risk-adjusted returns). The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metric.

We have featured the Mid Cap Equity Portfolio which was launched on September 30, 2014 and included Portfolio Highlights for each individual fund in this report. We welcome any questions about the Glenmede Funds and thank our shareholders for their continued support.

Sincerely,

Mary Ann B. Wirts
President

December 23, 2014

Past performance is no guarantee of future results.
Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which, especially in emerging markets, will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Mid Cap Equity Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. Short sales by the Long/Short Portfolio and Total Market Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio and the International Secured Options Portfolio may involve greater liquidity, counterparty, credit and pricing risks. The Muni Intermediate Portfolio invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by political and economic factors in the Issuer’s region. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Secured Options Portfolio and the International Secured Options Portfolio invest in options which have risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. Covered call writing may limit the upside of an underlying security. This investment may not be suitable for all investors.
Diversification does not assure a profit or protect against a loss in a declining market.

An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank. Although the money market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios.
[1]	The indices are defined on pages 25 to 27.
[2]	©2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
For each fund with at least a three-year history, Morningstar calculates a Overall Morningstar Ratingtm , (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Large Cap Core Portfolio was rated against the following numbers of U.S.-domiciled Large Blend Equity funds over the following time periods: 1,341 funds overall, 1,341 funds in the last three years, and 1,198 funds in the last five years. With respect to these Large Blend Equity funds, the Large Cap Core Portfolio received an Overall Morningstar Ratingtm of ***** stars and a Morningstar Ratingtm of ***** stars and ***** stars for the three- and five-year periods, respectively. The Total Market Portfolio was rated against the following numbers of U.S.-domiciled Long/Short Equity funds over the following time periods: 149 funds overall, 149 funds in the last three years and 78 funds in the last five years. With respect to these Long/Short Equity funds, the Total Market Portfolio received an Overall Morningstar Ratingtm of ***** stars and a Morningstar Ratingtm of ***** stars and «***** stars for the three and five year periods, respectively. The Large Cap Growth Portfolio was rated against the following numbers of U.S.-domiciled Large Growth Equity funds over the following time periods: 1,509 funds overall, 1,509 funds in the last three years and 1,332 funds in the last five years. With respect to these Large Growth Equity funds, the Large Cap Growth Portfolio received an Overall Morningstar Ratingtm of ***** stars and a Morningstar Ratingtm of ***** stars and ***** stars for the three and five year periods, respectively. The Small Cap Equity Portfolio Advisor and Institutional Classes were rated against the following numbers of U.S.-domiciled Small Blend Equity funds over the following time periods: 614 funds overall, 614 funds in the last three years, 563 funds in the last five years, and 353 funds in the last ten years. With respect to these Small Blend Equity funds, the Small Cap Equity Portfolio Advisor and Institutional Classes received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of **** stars, **** stars, and **** stars for the three-, five- and ten-year periods, respectively. The Large Cap Value Portfolio was rated against the following numbers of U.S.- domiciled Large Value Equity funds over the following time periods: 1,101 funds overall, 1,101 funds in the last three years, 970 funds in the last five years, and 650 funds in the last ten years. With respect to these Large Value Equity funds, the Large Cap Value Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of *** stars, *** stars, and **** stars for the three- five, and ten-year periods, respectively. The Muni Intermediate Portfolio was rated against the following numbers of U.S.-domiciled Muni National Short funds over the following time periods: 164 funds overall, 164 funds in the last three years, 137 funds in the last five years, and 103 funds in the last ten years. With respect to these Muni Short funds, the Muni Intermediate Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of **** stars, **** stars, and **** stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.
[3]	A basis point equals .01%.

This material must be preceded or accompanied by a current prospectus.
The Glenmede Fund, Inc. and the Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/14.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

The Mid Cap Equity Portfolio was officially launched on September 30, 2014.

The investment process utilizes a disciplined approach to identify inexpensive, high quality stocks that are experiencing positive business trends. We accomplish this through blending a quantitative model with fundamental overlays incorporating a top down and a bottoms up analysis. Furthermore, we attempt to identify industries that are exhibiting longer term secular trends that are experiencing better earnings momentum than the S&P Mid Cap 400 Index. By continuously evaluating economic and market information we shape our market outlook and select stocks that fit within this view. We select stocks by implementing our point/counterpoint technique that allows us to exploit inefficiencies.

Risk controls are prevalent throughout the investment process:

•	holding approximately 45-65 names in the Portfolio in an effort to minimize stock-specific risk;

•	limiting individual position size to normally no more than 5% of the Portfolio;

•	all sectors will normally have representation with constraints of +/- 50% relative to the benchmark’s weight;

•	fully invested, cash will not normally exceed 3%.

The Mid Cap Equity Portfolio has been managed by Bob Mancuso, CFA and Chris Colarik since its inception. Chris and Bob also co-manage the Glenmede Small Cap Equity Portfolio and have been working side-by-side for over 13 years.

We believe that our commitment to adhering to the investment process is attributable to the positive performance of the product. Please refer to the Portfolio Highlights on page 11 for detailed performance figures of the Mid Cap Equity Portfolio.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		iMoneyNet’s
		Government
Government Cash Portfolio		All Averagetm
Year ended 10/31/14	0.00%	0.01%
Five Years ended 10/31/14	0.02%	0.01%
Ten Years ended 10/31/14	1.62%	1.35%
Inception (11/7/88) through 10/31/14[1]	3.60%	3.18%

	7-Day	7-Day
Government Cash Portfolio	Current Yield	Effective Yield
As of 10/31/14	0.00%	0.00%

The Government Cash Portfolio returned 0.00% for the year ended October 31, 2014. The benchmark, the iMoneyNet’s Government All Average™, returned 0.01% for the year. The performance was in line with its benchmark as the short term securities that the Portfolio holds are hovering near zero percent. The Portfolio seeks yield through purchases of U.S Government agency coupon and discount notes in conjunction with U.S. treasury — collateralized repurchase agreements. The Portfolio seeks to enhance the yield while holding high quality securities and maintaining diversification.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
iMoneyNet’s Government All Averagetm
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark return is for the period beginning November 30, 1988.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		iMoneyNet’s
		National Retail
Tax-Exempt Cash Portfolio		Tax-Free Averagetm
Year ended 10/31/14	0.00%	0.01%
Five Years ended 10/31/14	0.01%	0.02%
Ten Years ended 10/31/14	1.07%	0.95%
Inception (11/10/88) through 10/31/14[1]	2.40%	2.09%

	7-Day	7-Day
Tax-Exempt Cash Portfolio	Current Yield	Effective Yield
As of 10/31/14	0.00%	0.00%

The Tax Exempt Cash Portfolio has slightly underperformed iMoneyNet’s National Retail Tax-Free Average over the past 5 years because of its defensive position which included a short average maturity. During longer periods, the Portfolio has outperformed the Index. Money Market instruments have experienced record low yields during the past five fiscal years as the Federal Reserve has kept short term interest rates low. This has resulted in Portfolio yields as low as 0%.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
iMoneyNet’s National Retail Tax-Free Averagetm
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Barclays Capital	Morningstar
		U.S. Aggregate	Intermediate-Term
Core Fixed Income Portfolio		Bond Index	Bond Average
Year ended 10/31/14	2.52%	4.14%	4.09%
Five Years ended 10/31/14	3.34%	4.22%	4.76%
Ten Years ended 10/31/14	4.26%	4.64%	4.18%
Inception (11/17/88) through 10/31/14[1]	6.33%	6.68%	6.10%

The Core Fixed Income Portfolio returned 2.52% for the year ended October 31, 2014. The benchmark, the Barclays Capital U. S. Aggregate Bond Index, returned 4.14% for the year and the Portfolio’s peer group, the Morningstar Intermediate — Term Bond Average, returned 4.09% for the year. The Portfolio’s underperformance versus the Barclays Capital U.S. Aggregate Bond Index can be attributed to its overweight in the intermediate part of the curve relative to the Index, lower overall duration than the Index, and the Portfolio’s underweighting within the long end of the US Treasury sector. The Portfolio’s overweight in the corporate sector contributed positively to its performance. The Portfolio’s underperformance versus its peer group can be attributed to the Portfolio’s high credit quality bias and low risk themes.

The Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. The Portfolio seeks to maintain a duration target which is similar to its benchmark. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.56%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Barclays Capital U.S. Aggregate Bond Index and
Morningstar Intermediate-Term Bond Average
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Barclays Capital U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Term Bond Average.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Return After Taxes on			Morningstar
	Return		Distributions and		Large
	Before		Sales	S&P 500	Growth
Strategic Equity Portfolio	Taxes	Distributions	of Fund Shares	Index	Average
Year ended 10/31/14	16.48%	13.11%	11.19%	17.26%	14.57%
Five Years ended 10/31/14	14.45%	13.61%	11.49%	16.65%	15.40%
Ten Years ended 10/31/14	7.72%	7.04%	6.21%	8.19%	7.67%
Inception (07/20/89) through 10/31/14[1]	8.58%	7.31%	6.91%	9.66%	8.29%

For the fiscal year ended October 31, 2014, the Strategic Equity Portfolio returned 16.48%. The S&P 500 Index returned 17.26% for the same period. Sector allocation positively impacted returns while stock selection was a modest drag. Overweight positions and strong stock selection in the Health Care and Technology sectors were additive to performance. The Portfolio’s commitment towards stocks with persistently high earnings detracted from performance. The Portfolio remains committed to purchasing high earnings companies at attractive valuations with the belief that those stocks should be rewarded with outperformance over time. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.86%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs. S&P 500 Index
and Morningstar Large Growth Average
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
				Morningstar
Small Cap Equity Portfolio -		Russell 2000	S&P 500	Small
Advisor Class		Index	Index	Blend Average
Year ended 10/31/14	5.86%	8.06%	17.26%	7.66%
Five Years ended 10/31/14	19.31%	17.39%	16.65%	16.56%
Ten Years ended 10/31/14	9.88%	8.67%	8.19%	8.16%
Inception (03/01/91) through 10/31/14[1]	11.14%	10.27%	9.63%	10.77%
Small Cap Equity Portfolio -
Institutional Class
Year ended 10/31/14	6.10%	8.06%	17.26%	7.66%
Five Years ended 10/31/14	19.57%	17.39%	16.65%	16.56%
Ten Years ended 10/31/14	10.15%	8.67%	8.19%	8.16%
Inception (01/02/98) through 10/31/14[2]	11.33%	10.27%	9.63%	10.77%

For the fiscal year ended October 31, 2014, the Small Cap Equity Portfolio Advisor Class returned 5.86% and the Small Cap Equity Portfolio Institutional Class returned 6.10%, compared to the Russell 2000 Index return of 8.06% and the Morningstar Small Blend Average return of 7.66%. Stock selection in the healthcare sector accounted for the majority of the underperformance, followed by the technology and energy sectors that were also hurt by stock selection. The real estate sector was the best performing sector on a relative basis. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.91% and 0.75% for the Adviser and Institutional Class shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio Advisor Class vs. Russell 2000 Index,
S&P 500 Index and Morningstar Small Blend Average
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the Advisor Class inception period beginning February 28, 1991 for the Russell 2000 Index and the S&P 500 Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/14. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return**
		S&P Mid
		Cap 400
Mid Cap Equity Portfolio - Advisor Class		Index
Since Inception (9/30/14) through 10/31/14	2.30%	3.48%

For the period September 30, 2014 to October 31, 2014, the Mid Cap Equity Portfolio Advisor Class returned 2.30%, compared to the S&P Mid Cap 400 Index return of 3.48%. Stock selection in the basic industry sector accounted for the majority of the underperformance, followed by the energy and financial services sectors that were also hurt by stock selection. The consumer sector was the best performing sector on a relative basis. The Portfolio’s gross annual operating expense ratio, as stated in the September 30, 2014 Prospectus, is 0.92% for the Advisor Class shares. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Mid Cap Equity Portfolio vs. S&P Mid Cap 400 Index
9/30/14 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

**	Return is based on Portfolio’s inception date.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
				Morningstar
		Russell 1000	S&P 500	Large Value
Large Cap Value Portfolio		Value Index	Index	Average
Year ended 10/31/14	15.48%	16.46%	17.26%	13.60%
Five Years ended 10/31/14	15.55%	16.49%	16.65%	14.39%
Ten Years ended 10/31/14	8.57%	7.90%	8.19%	6.89%
Inception (01/04/93) through 10/31/14[1]	9.47%	10.20%	9.40%	8.39%

For the fiscal year ended October 31, 2014, the Large Cap Value Portfolio returned 15.48% versus 16.46% for its benchmark, the Russell 1000 Value Index. Performance was helped by strong stock selection in Health Care, Consumer Discretionary, and Consumer Staples sectors; this was offset by negative contributions in Energy, Technology, and Financials sectors. Regarding sector allocation, positives were positioning in Technology, Telecomm, and Energy, while negative positioning in Consumer Cyclicals, Utilities, and Industrials detracted from overall performance. The Large Cap Value Portfolio invests with a focus on valuation and fundamentals. The Portfolio attempts to purchase stocks of companies that have a combination of improving, or superior, fundamentals with attractive valuations, especially in relation to their respective economic sectors. While diversified, the Portfolio does not aim for sector neutrality; rather its sector positioning is determined by the number of attractive stock candidates within each sector. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.90%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs.
Russell 1000 Value Index, S&P 500 Index and
Morningstar Large Value Average
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Return After Taxes on				Morningstar
	Return		Distributions	S&P Small Cap		Small
	Before		and Sale of	600 Growth	Russell 2000	Growth
U.S. Emerging Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Index	Average
Year ended 10/31/14	6.69%	6.46%	3.96%	8.01%	8.26%	5.86%
Five Years ended 10/31/14	17.53%	17.42%	14.25%	19.72%	18.61%	16.82%
Ten Years ended 10/31/14	7.83%	7.68%	6.41%	10.12%	9.42%	8.00%
Inception (12/29/99) through 10/31/14[1]	0.83%	0.74%	0.65%	9.45%	4.27%	4.72%

For the fiscal year ended October 31, 2014, the Portfolio underperformed the S&P SmallCap 600 Growth Index by 1.32% and the Russell 2000 Growth Index by 1.57%, but outperformed the Morningstar Small Growth Average by 0.83%. The performance was mixed from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations and more positive earnings/revenue trends relative to the S&P SmallCap 600 Growth Index. The Portfolio benefitted from leading industry group indicators with a relative overweighting in technology and underweighting of consumer discretionary stocks, respectively. The Portfolio had positive relative stock performance in four of ten sectors. The most favorable contributions from stock selection came in the financials and consumer staples sectors. The most negative relative performances from stock selection were in the industrials and technology sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.96%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000
Invested in U.S. Emerging Growth Portfolio vs.
S&P SmallCap 600 Growth Index, Russell 2000 Growth Index and Morningstar Small
Growth Average 10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning December 31, 1999. The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
(formerly known as Large Cap 100 Portfolio)
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Return After Taxes on
	Return		Distributions		Morningstar
	Before		and Sale of	Russell 1000	Large Blend
Large Cap Core Portfolio	Taxes	Distributions	Fund Shares	Index	Average
Year ended 10/31/14	20.46%	19.53%	11.94%	16.78%	14.33%
Five Years ended 10/31/14	18.98%	18.64%	15.42%	16.98%	14.70%
Ten Years ended 10/31/14	9.79%	9.47%	8.04%	8.54%	7.30%
Inception (2/27/04) through 10/31/14[1]	9.25%	8.95%	7.60%	7.96%	6.72%

For the fiscal year ended October 31, 2014, the Portfolio outperformed the Russell 1000 Index by 3.68% and outperformed the Morningstar Large Blend Average by 6.13%. In the past year, the Portfolio’s performance benefited from multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations relative to the Russell 1000 Index. In addition, the performance benefitted from leading industry group indicators that biased the Portfolio towards a relative overweighting in technology and underweighting of consumer discretionary stocks, respectively. The Portfolio had positive relative stock performance in seven of ten sectors. The most favorable contributions from stock selection came in the health care and industrials sectors. The most negative relative performance from stock selection came in the financials and telecommunications sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.86%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Core Portfolio vs. Russell 1000 Index and
Morningstar Large Blend Average
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004. The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Return After Taxes on		Russell
	Return		Distributions	1000	Morningstar
	Before		and Sale of	Growth	Large
Large Cap Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Average
Year ended 10/31/14	23.36%	21.81%	13.99%	17.11%	14.57%
Five Years ended 10/31/14	20.38%	19.99%	16.60%	17.43%	15.40%
Ten Years ended 10/31/14	10.14%	9.85%	8.34%	9.05%	7.67%
Inception (2/27/04) through 10/31/14[1]	9.51%	9.24%	7.83%	8.08%	6.88%

For the fiscal year ended October 31, 2014, the Portfolio outperformed the Russell 1000 Growth Index by 6.25% and outperformed the Morningstar Large Growth Average by 9.03%. In the past year, the Portfolio’s performance benefited from multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio toward stocks with lower valuations relative to the Russell 1000 Growth Index. In addition, the performance benefitted from leading industry group indicators that biased the Portfolio towards a relative overweighting in technology and underweighting of consumer discretionary stocks, respectively. The Portfolio had positive relative stock performance in seven of nine sectors. The most favorable contributions from stock selection came in the information technology and health care sectors. The Portfolio had negative relative performance from stock selection in the materials and financials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.87%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Growth Portfolio vs. Russell 1000 Growth Index
and Morningstar Large Growth Average
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Barclays Capital
		3-Month
		U.S. Treasury		Morningstar
		Bellwether	Russell 3000	Long/Short
Long/Short Portfolio		Index	Index	Average
Year ended 10/31/14	2.95%	0.07%	16.07%	4.80%
Five Years ended 10/31/14	5.81%	0.29%	17.01%	4.60%
Inception (09/29/06) through 10/31/14[1]	1.51%	1.31%	7.75%	2.04%

For the fiscal year ended October 31, 2014, the Portfolio outperformed the Barclays Capital 3-Month U.S. Treasury Bellwether Index by 2.88% but underperformed the Morningstar Long/Short Average by 1.85%. Over the past year, the average net equity exposure for the Portfolio was about 31%. The Portfolio’s performance was mixed from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio towards companies with lower valuations and more positive earnings/revenue trends. The Portfolio’s long stock positions (+15%) outperformed the short positions (+14%) by 1%. Overall, the Portfolio had positive relative stock performance in three of nine sectors. The most favorable contributions from stock selection came in the consumer staples and health care sectors. The most negative relative performance from stock selection came in the industrials and materials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 2.62%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Long/Short Portfolio vs. Barclays Capital
3-Month U.S. Treasury Bellwether Index, Russell 3000 Index1 and
Morningstar Long/Short Average1
9/29/06 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning September 30, 2006 for the Russell 3000 Index and October 1, 2006 for Morningstar Long/Short Average.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Total Market Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
			Morningstar
		Russell 3000	Large
Total Market Portfolio		Index	Blend Average
Year ended 10/31/14	18.43%	16.07%	14.33%
Five Years ended 10/31/14	16.93%	17.01%	14.70%
Inception (12/21/06) through 10/31/14[1]	5.75%	7.06%	5.78%

The goal of the Total Market Portfolio is to provide additional return relative to a long only equity strategy by investing in additional long positions of attractive stocks (approximately 100% to 150% of net portfolio value) and shorting unattractive stocks (about 0% to 50% of net portfolio value). For the fiscal year ended October 31, 2014, the Portfolio outperformed the Russell 3000 Index by 2.36% and outperformed the Morningstar Large Blend Average by 4.10%. In the past year, contribution to performance was favorable from the multifactor ranking models and downside risk screens (including sell rankings, earnings surprise indicators, liquidity and earnings quality measures) which biased the Portfolio towards companies with lower valuations, stronger fundamentals and more positive earnings/revenue trends. In addition, the performance benefitted from leading industry group indicators that biased the Portfolio towards a relative overweighting in technology and underweightings of consumer discretionary and telecommunication services stocks, respectively. The gross return for the long equity positions was about 19% versus the short positions of 15%. Over the past year, the Portfolio reflected positive relative stock performance in six of ten sectors. The most favorable contributions from stock selection came in the health care, and consumer staples sectors. The most negative relative performances from stock selection were in the financials and materials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 2.29%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Total Market Portfolio vs. Russell 3000 Index1 and
Morningstar Large Blend Average1
12/21/06 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 31, 2006 for the Russell 3000 Index and January 1, 2007 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
			CBOE S&P 500
		S&P 500	Buy-Write
Secured Options Portfolio		Index	Index
Year ended 10/31/14	6.22%	17.26%	8.27%
Inception (6/30/10) through 10/31/14	12.87%	19.23%	10.45%

For the fiscal year ended October 31, 2014, the Secured Options Portfolio purchased and wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of 6.22% while its benchmark, the CBOE S&P 500 Buy-Write Index, returned 8.27% and the S&P 500 Index returned 17.26%. The Portfolio’s underperformance relative to the CBOE S&P 500 Buy-Write Index was caused primarily by the Portfolio’s more defensive positioning throughout the year. For the period, the written put options with lower strike prices than the CBOE S&P 500 Buy-Write Index provided a larger downside cushion and offered better risk-adjusted returns, while the written call and purchased put options generally helped to reduce share price volatility by approximately one-third as compared to the S&P 500 Index. Generally speaking, equity securities, equity options or cash positions are pledged to secure the written option positions. The Portfolio’s upside underperformance relative to the S&P 500 Index was better than expected given the risk reduction. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.86%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Secured Options Portfolio vs. S&P 500 Index and
CBOE S&P 500 Buy-Write Index
6/30/10 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Morgan Stanley
		EAFE
International Secured Options Portfolio		Index
Year ended 10/31/14	0.30%	−0.60%
Since Inception 9/28/12 through 10/31/14	7.27%	12.22%

For the fiscal year ended October 31, 2014, the International Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. Risk reduction reduced our price swings relative to the MSCI EAFE benchmark. For this period, the Portfolio had a total return of 0.30% while its benchmark, the MSCI EAFE Index, returned −0.60%. Covered call and cash-secured put strategies utilized by the Portfolio are expected to underperform the underlying index in strong up markets. For the period, the put options helped to increase the Portfolio’s performance, while the call options generally helped to reduce share price volatility by approximately one-quarter as compared to the MSCI EAFE Index. Generally speaking, equity securities, equity options or cash positions are pledged to secure the written option positions. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.97%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Secured Options Portfolio vs. MSCI EAFE Index
9/28/12 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The since inception performance quoted above reflects expense reimbursements in effect that would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

International Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
International Portfolio		Index	Value Average
Year ended 10/31/14	−2.94%	−0.60%	−0.45%
Five Years ended 10/31/14	4.59%	6.52%	6.02%
Ten Years ended 10/31/14	4.20%	5.81%	5.09%
Inception (11/17/88) through 10/31/14[1]	7.21%	4.77%	6.92%

The International Portfolio underperformed the Morgan Stanley EAFE Index over the past twelve months. Stock selection was positive in Switzerland, the Netherlands, and Sweden but was offset by particularly weak stock picking in Germany and the UK. On a sector basis, selection was weak in energy, consumer staples, and industrials. Positive contributions from health care and utilities stocks aided net returns but were not enough to offset the performance detractors elsewhere. Recent underperformance has also proven to be a drag on the longer term five- and ten-year returns. Since the inception of the Portfolio, favorable security selection and portfolio positioning have been the primary drivers for the enhanced comparative results versus the Index. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 1.16%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Portfolio vs. MSCI EAFE Index
and Morningstar Foreign Large Value Average
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects fee waivers in effect during the fiscal year ended October 31, 2014 that would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
Philadelphia International Fund		Index	Value Average
Year ended 10/31/14	−3.42%	−0.60%	−0.45%
Five Years ended 10/31/14	4.61%	6.52%	6.02%
Ten Years ended 10/31/14	3.80%	5.81%	5.09%
Inception (08/01/92) through 10/31/14[1]	6.16%	6.30%	6.74%

The Philadelphia International Fund lagged the Morgan Stanley EAFE Index for the fiscal year. While stock selection was positive in Switzerland, the Netherlands, and Sweden, it was offset by particularly weak stock picking in Germany and the UK. On a sector basis, selection was weak in energy, consumer staples, and industrials. Positive contributions from health care and utilities stocks aided net returns but were not enough to offset the performance detractors elsewhere. Recent underperformance has also proven to be a drag on the longer term five-year, ten-year and since inception returns. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 1.07%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $1,000,000 Invested in
Philadelphia International Fund vs. MSCI EAFE Index and
Morningstar Foreign Large Value Average
10/31/04 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning July 31, 1992.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return**
		MSCI EAFE
		Small Cap
Philadelphia International Small Cap Fund Class I		Index
Since Inception (6/30/14) through 10/31/14	−8.10%	−9.64%

Philadelphia International Small Cap Fund Class IV
Year ended 10/31/14	3.96%	−2.02%
Inception (5/31/11) through 10/31/14	8.18%	4.89%

The Philadelphia International Small Cap Fund, launched May 31, 2011, outperformed the MSCI EAFE Small Cap Index for the fiscal year. Stock selection was particularly strong in Japan, the United Kingdom, and the Netherlands. On a sector basis, the Fund’s outperformance was driven by strong security selection in industrials, consumer discretionary, and information technology. The valuation and momentum components of our multifactor stock selection model performed well over the period. The Portfolio’s gross annual operating expense ratio, as stated in the supplement dated March 24, 2014 to the February 28, 2014 Prospectus, is 1.35% and 1.58% for Class IV and Class I, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000,000 Invested in
Philadelphia International Small Cap Fund Class IV vs.
MSCI EAFE Small Cap Index
5/31/11 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of Class I will vary from Class IV due to differences in fees.

**	Return is based on Portfolio’s inception date.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return**
MSCI
Emerging Markets
Philadelphia International Emerging Markets Fund Class I		Index
Since Inception (6/30/14) through 10/31/14	−4.49%	−2.36%

Philadelphia International Emerging Markets Fund
Class IV
Year ended 10/31/14	−1.55%	0.64%
Inception (6/30/11) through 10/31/14	−0.63%	−1.06%

The Philadelphia International Emerging Markets Fund, launched June 30, 2011, lagged the MSCI Emerging Markets Index for the fiscal year. The Fund’s underperformance was mainly a result of our overweight to Russia and underweight to India. Stock selection added to relative performance and was particularly strong in Korea, Malaysia and Taiwan. At a sector level, stock selection was positive in consumer staples, materials, and technology but was offset by negative allocation driven by our overweight to energy and underweight to health care. The valuation, profitability, and momentum components of our multifactor stock selection model all performed well. The Portfolio’s gross annual operating expense ratio, as stated in the supplement dated March 24, 2014 to the February 28, 2014 Prospectus, is 1.11% and 1.34% for Class IV and Class I, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000,000 Invested in
Philadelphia International Emerging Markets Fund Class IV vs.
MSCI Emerging Markets Index
6/30/11 through 10/31/14

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown reflects fee waivers and expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of Class I will vary from Class IV due to differences in fees.

**	Return is based on Portfolio’s inception date.
The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2014

Average Annual Total Return
		Barclays Capital	Morningstar
		Municipal 1-10	Muni National
Muni Intermediate Portfolio		Year Blend Index	Short Average
Year ended 10/31/14	3.09%	4.14%	1.59%
Five Years ended 10/31/14	2.87%	3.41%	1.85%
Ten Years ended 10/31/14	3.18%	3.74%	2.19%
Inception (06/05/92) through 10/31/14	4.34%	N/A *	3.27%

The Muni Intermediate Portfolio underperformed the Barclays Capital Municipal 1-10 Year Bond Index for the fiscal year ended October 31, 2014. The Portfolio was defensively positioned for an expected rise in interest rates which never materialized during 2014. A shorter duration, relative to the benchmark, resulted in a significant contribution to the underperformance. The Portfolio continues to maintain a defensive structure to meet the goals of principal preservation and high current tax exempt interest income generation. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2014 Prospectus, is 0.25%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs.
Barclays Capital Municipal 1-10 Year Blend Index and
Morningstar Muni National Short Average
10/31/04 through 10/31/14

*	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
**	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

The indices and certain terms are defined on pages 25 to 27.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms

Indices — It is not possible to invest directly in an index.

Barclays Capital Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Barclays Capital Municipal 1-Year Index; Barclays Capital Municipal 3-Year Index; Barclays Capital Municipal 5-Year Index; Barclays Capital Municipal 7-Year Index and the Barclays Capital Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.

Barclays Capital 3-Month U.S. Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.

CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500 Index.

iMoneyNet’s Government All Average™ is comprised of money market funds investing in U.S. treasury securities and government agency obligations.

iMoneyNet’s National Retail Tax-Free Average™ is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax.

MSCI EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

MSCI EAFE Small Cap Index represents the small cap size segment of the Morgan Stanley EAFE Index, and consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization.

MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

Russell 1000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000 Index with greater than average growth orientation.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)

Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation.

Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 2000 Index with greater than average growth orientation.

Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.

S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

S&P SmallCap 600 Growth Index is comprised of the S&P 600 Index, a market capitalization weighted index of U.S. small cap stocks with capitalizations ranging from about $300 million to $2 billion, that exhibit the strongest growth characteristics.

The S&P MidCap 400 Index is a capitalization weighted index of mid cap stocks with capitalizations ranging from about $750 million to $3 billion.

Morningstar Foreign Large Value Average funds invest mainly in big international stocks that are less expensive than the market as a whole. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand. These funds typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon that which appears to offer better values.

Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.

Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries.

Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.

Morningstar Muni National Short Average invests in bonds with an average duration of less than 4.5 years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Average funds invest in faster-growing companies whose shares are at the lower end of the market capitalization range. This classification consists of favored companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Terms

Current Yield:  also referred to as the “SEC Yield,” refers to the income generated by an investment in the Portfolio over a 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Cash flow:  measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Duration:  is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Market Capitalization:  is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Total return:  consists of price appreciation/depreciation and income as a percentage of the original investment.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. In addition to these ongoing costs, until March 12, 2014, shareholders of Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may have incurred transaction costs in the form of purchase premiums and/or redemption fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the purchase premiums and redemption fees, you may have incurred as a shareholder of either the Philadelphia International Small Cap Fund or the Philadelphia International Emerging Markets Fund until March 12, 2014. If these transactional costs were included, your costs would have been higher. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

owning different funds whose shareholders may incur transaction costs such as sales charges (loads), redemption fees or exchange fees.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2014)	(October 31, 2014)	Ratio	October 31, 2014)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.10%	$0.50
Hypothetical (5% return less expenses)	1,000.00	1,024.70	0.10	0.51
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.05	0.25
Hypothetical (5% return less expenses)	1,000.00	1,025.00	0.05	0.26
Core Fixed Income Portfolio
Actual	1,000.00	1,014.60	0.56	2.84
Hypothetical (5% return less expenses)	1,000.00	1,022.40	0.56	2.85
Strategic Equity Portfolio
Actual	1,000.00	1,076.10	0.86	4.50
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,023.30	0.95	4.84
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.95	4.84
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,024.40	0.75	3.83
Hypothetical (5% return less expenses)	1,000.00	1,021.40	0.75	3.82
Mid Cap Equity Portfolio - Advisor**
Actual	1,000.00	1,023.00	1.00	0.86
Hypothetical (5% return less expenses)	1,000.00	1,020.16	1.00	5.09
Large Cap Value Portfolio
Actual	1,000.00	1,067.30	0.95	4.95
Hypothetical (5% return less expenses)	1,000.00	1,020.40	0.95	4.84
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,044.50	0.98	5.05
Hypothetical (5% return less expenses)	1,000.00	1,020.30	0.98	4.99
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
Actual	1,000.00	1,076.60	0.89	4.66
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.53
Large Cap Growth Portfolio
Actual	1,000.00	1,101.60	0.89	4.71
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.53

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2014)	(October 31, 2014)	Ratio	October 31, 2014)

Long/Short Portfolio
Actual	$1,000.00	$996.30	2.20%	$11.07
Hypothetical (5% return less expenses)	1,000.00	1,014.10	2.20	11.17
Total Market Portfolio
Actual	1,000.00	1,043.60	1.91	9.84
Hypothetical (5% return less expenses)	1,000.00	1,015.60	1.91	9.70
Secured Options Portfolio
Actual	1,000.00	1,008.90	0.87	4.41
Hypothetical (5% return less expenses)	1,000.00	1,020.80	0.87	4.43
International Secured Options Portfolio
Actual	1,000.00	956.60	0.87	4.29
Hypothetical (5% return less expenses)	1,000.00	1,020.80	0.87	4.43
International Portfolio
Actual	1,000.00	947.80	1.24	6.09
Hypothetical (5% return less expenses)	1,000.00	1,019.00	1.24	6.31
Philadelphia International Fund
Actual	1,000.00	946.80	1.00	4.91
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Philadelphia International Small Cap Fund - Class I
Actual***	1,000.00	919.00	1.16	3.75
Hypothetical (5% return less expenses)	1,000.00	1,019.40	1.16	5.90
Philadelphia International Small Cap Fund - Class IV
Actual	1,000.00	942.20	1.16	5.68
Hypothetical (5% return less expenses)	1,000.00	1,019.40	1.16	5.90

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2014)	(October 31, 2014)	Ratio	October 31, 2014)

Philadelphia International Emerging Markets Fund - Class I
Actual***	$1,000.00	$955.10	1.48%	$4.84
Hypothetical (5% return less expenses)	1,000.00	1,017.70	1.48	7.48
Philadelphia International Emerging Markets Fund - Class IV
Actual	1,000.00	1,014.90	1.06	5.38
Hypothetical (5% return less expenses)	1,000.00	1,019.90	1.06	5.40

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).
**	The Portfolio’s Advisor Class commenced operations on September 30, 2014. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (31 days) (the Portfolio began accruing expenses on October 1, 2014), and divided by the number of days in the calendar year (365 days).
***	Class I commenced operations on June 30, 2014. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (123 days) (the Portfolio began accruing expenses on June 30, 2014), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of the Glenmede Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2014)	(October 31, 2014)	Ratio	October 31, 2014)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,016.40	0.25%	$1.27
Hypothetical (5% return less expenses)	1,000.00	1,023.90	0.25	1.28

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2014

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$422,591,934	$696,522,920	$441,981,077
Repurchase agreements at value	341,486,722	—	6,045,301

Total investments	764,078,656	696,522,920	448,026,378

Cash	—	97,121	—
Receivable from Advisor	8,086	38,165	—
Receivable for fund shares sold	—	—	36,341
Interest receivable	550,183	81,867	4,334,062
Securities lending receivable	—	—	1,965
Prepaid expenses	6,352	1,514	—

Total assets	764,643,277	696,741,587	452,398,746

Liabilities:
Obligation to return securities lending collateral	—	—	20,903,443
Payable for fund shares redeemed	—	—	4,687,820
Dividend payable	31	31	—
Payable for Management fees	—	—	129,786
Payable for Directors’ fees	13,488	12,675	7,846
Payable to Affiliate	7,430	—	37,083
Accrued expenses	186,444	162,605	105,009

Total liabilities	207,393	175,311	25,870,987

Net Assets	$764,435,884	$696,566,276	$426,527,759

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$764,440	$696,776	$38,043
Paid-in capital in excess of par value	763,675,596	695,870,332	415,062,672
Undistributed (distributions in excess of) net investment income	38	(32)	807,845
Accumulated net realized loss from investment transactions	(4,190)	(800)	(1,834,103)
Net unrealized appreciation on investments	—	—	12,453,302

Total Net Assets	$764,435,884	$696,566,276	$426,527,759

Shares Outstanding[3]	764,440,135	696,775,920	38,042,551

Net Asset Value Per Share	$1.00	$1.00	$11.21

[1] Investment at cost	$764,078,656	$696,522,920	$435,573,076
[2] Market value of securities on loan	$—	$—	$20,444,278
[3] Authorized shares	1,490,000,000	1,490,000,000	160,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2014

		Small	Mid
	Strategic	Cap	Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio[4]
Assets:
Investments[1]:
Investments at value[2]	$184,358,814	$1,735,264,338	$9,003,384
Repurchase agreements at value	225,481	50,855,376	522,091

Total investments	184,584,295	1,786,119,714	9,525,475

Receivable from Advisor	—	—	2,776
Receivable for securities sold	—	3,538,600	—
Receivable for fund shares sold	—	1,881,783	—
Dividends receivable	115,369	179,080	3,155
Interest receivable	—	14	—
Securities lending receivable	107	98,872	—
Prepaid expenses	129	23,589	—

Total assets	184,699,900	1,791,841,652	9,531,406

Liabilities:
Payable for securities purchased	—	22,375,576	259,437
Obligation to return securities lending collateral	—	95,306,769	—
Payable for fund shares redeemed	172,292	1,591,950	—
Payable for Management fees	82,534	715,367	2,646
Payable for Directors’ fees	3,201	27,355	89
Payable to Affiliate	30,012	242,543	1,203
Accrued expenses	44,316	456,117	3,103

Total liabilities	332,355	120,715,677	266,478

Net Assets	$184,367,545	$1,671,125,975	$9,264,928

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,718	$62,823	$905
Paid-in capital in excess of par value	101,840,764	1,427,923,203	8,806,048
Undistributed (distributions in excess of) net investment income	221,084	(1,024,857)	(31)
Accumulated net realized gain (loss) from investment transactions	21,298,352	64,161,137	(8,599)
Net unrealized appreciation on investments	60,999,627	180,003,669	466,605

Total Net Assets	$184,367,545	$1,671,125,975	$9,264,928

Shares Outstanding[3]	7,718,059	62,823,275	905,287

Net Asset Value Per Share	$23.89	$—	$—

Advisor Class — based on net assets of $1,139,272,885 and $9,264,928, respectively, and shares outstanding of 43,323,942 and 905,287, respectively	—	26.30	10.23

Institutional Class — based on net assets of $531,853,090 and shares outstanding of 19,499,333	—	27.28	—

[1] Investment at cost	$123,584,668	$1,606,116,045	$9,058,870
[2] Market value of securities on loan	$—	$95,848,350	$—
[3] Authorized shares	150,000,000	—	—
Authorized Shares - Advisor Class	—	180,000,000	120,000,000
Authorized shares - Institutional Class	—	135,000,000	120,000,000
[4] The Mid Cap Equity Portfolio commenced operations on September 30, 2014.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2014

			Large
			Cap
			Core
			Portfolio
			(formerly
			known
			as
	Large	U.S.	Large
	Cap	Emerging	Cap
	Value	Growth	100
	Portfolio	Portfolio	Portfolio)
Assets:
Investments[1]:
Investments at value[2]	$102,990,347	$41,291,260	$744,629,792
Repurchase agreements at value	334,191	170,155	6,063,198

Total investments	103,324,538	41,461,415	750,692,990

Receivable for fund shares sold	821	—	1,795,287
Dividends receivable	31,769	11,931	493,594
Interest receivable	—	—	2
Securities lending receivable	238	1,032	1,031
Prepaid expenses	1,602	258	7,736

Total assets	103,358,968	41,474,636	752,990,640

Liabilities:
Payable for securities purchased	—	—	4,850,739
Obligation to return securities lending collateral	4,619,309	2,951,075	23,193,281
Payable for fund shares redeemed	1,500	218	254,199
Payable for Management fees	44,142	16,647	309,749
Payable for Directors’ fees	1,731	634	11,810
Payable to Affiliate	16,056	7,567	112,629
Accrued expenses	34,379	13,023	169,454

Total liabilities	4,717,117	2,989,164	28,901,861

Net Assets	$98,641,851	$38,485,472	$724,088,779

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,678	$3,725	$33,273
Paid-in capital in excess of par value	69,808,731	28,491,898	585,257,591
Undistributed (distributions in excess of) net investment income	—	(27,564)	462,614
Accumulated net realized gain from investment transactions	13,061,841	3,597,836	23,012,478
Net unrealized appreciation on investments	15,763,601	6,419,577	115,322,823

Total Net Assets	$98,641,851	$38,485,472	$724,088,779

Shares Outstanding[3]	7,678,284	3,725,162	33,272,619

Net Asset Value Per Share	$12.85	$10.33	$21.76

[1] Investment at cost	$87,560,937	$35,041,838	$635,370,167
[2] Market value of securities on loan	$4,590,795	$2,974,321	$23,059,159
[3] Authorized shares	175,000,000	140,000,000	155,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2014

	Large
	Cap		Total
	Growth	Long/Short	Market
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$626,356,249	$116,052,126	$79,089,398
Repurchase agreements at value	7,985,390	470,238	1,151,435

Total investments	634,341,639	116,522,364	80,240,833

Receivable from Advisor	—	—	13,187
Receivable for securities sold	—	764,239	458,168
Receivable for fund shares sold	2,762,100	18,200	54,979
Dividends receivable	451,056	50,538	39,983
Interest receivable	2	—	—
Securities lending receivable	—	1,645	391
Cash collateral on deposit at broker (Note 1)	—	75,659,892	16,873,466
Prepaid expenses	5,072	2,381	475

Total assets	637,559,869	193,019,259	97,681,482

Liabilities:
Payable for securities purchased	6,387,032	87,960	203,826
Obligation to return securities lending collateral	—	7,755,488	19,226,828
Payable for fund shares redeemed	326,985	10,037	—
Dividend payable on securities sold short	—	52,861	5,412
Payable for securities sold short, at value[3]	—	75,015,174	16,695,310
Payable for Management fees	256,871	78,609	42,225
Payable for Directors’ fees	9,602	1,943	1,060
Payable to Affiliate	93,414	18,499	9,936
Accrued expenses	123,620	33,724	30,154

Total liabilities	7,197,524	83,054,295	36,214,751

Net Assets	$630,362,345	$109,964,964	$61,466,731

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$27,351	$10,179	$4,078
Paid-in capital in excess of par value	528,096,071	113,045,028	44,282,735
Undistributed (distributions in excess of) net investment income	251,605	(524,054)	16,149
Accumulated net realized gain (loss) from investment transactions	19,096,256	(12,511,706)	3,606,633
Net unrealized appreciation on investments	82,891,062	10,977,724	13,744,914
Net unrealized appreciation (depreciation) on securities sold short	—	(1,032,207)	(187,778)

Total Net Assets	$630,362,345	$109,964,964	$61,466,731

Shares Outstanding[4]	27,351,476	10,179,151	4,077,577

Net Asset Value Per Share	$23.05	$10.80	$15.07

[1] Investment at cost	$551,450,577	$105,544,640	$66,495,919
[2] Market value of securities on loan	$—	$7,629,210	$19,032,689
[3] Proceeds from securities sold short	$—	$73,982,967	$16,507,532
[4] Authorized shares	140,000,000	120,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2014

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$10,690,230	$83,956,960	$37,303,184
Investments in affiliates at value (Note 6)[3]	—	—	939,715
Repurchase agreements at value	1,090,753	2,925,201	425,693

Total investments	11,780,983	86,882,161	38,668,592

Foreign currency, at value (Note 1)[4]	—	—	33
Receivable from Advisor	—	—	505
Receivable for securities sold	—	15,446,210	358,138
Receivable for fund shares sold	16,421	—	—
Dividends receivable	—	12,312	99,326
Securities lending receivable	—	—	1,666
Cash collateral on deposit at broker (Note 1)	355,240,905	15,583,373	—
Foreign tax reclaims receivable	—	617	108,144
Initial offering fee	—	1,584	—
Prepaid expenses	—	612	319

Total assets	367,038,309	117,926,869	39,236,723

Liabilities:
Payable for securities purchased	—	15,362,718	485,836
Obligation to return securities lending collateral	—	—	1,123,026
Payable for fund shares redeemed	190,673	—	51,852
Options written, at value[5]	844,075	1,906,217	—
Payable for Management fees	169,650	45,690	25,012
Payable for Directors’ fees	6,630	1,773	737
Payable to Affiliate	61,690	16,614	8,313
Accrued expenses	90,382	41,608	22,115

Total liabilities	1,363,100	17,374,620	1,716,891

Net Assets	$365,675,209	$100,552,249	$37,519,832

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$29,324	$9,502	$2,713
Paid-in capital in excess of par value	343,039,110	99,831,626	88,165,701
Undistributed (distributions in excess of) net investment income	(29,069)	199,157	119,324
Accumulated net realized gain (loss) from investment transactions	8,516,084	1,095,772	(55,279,287)
Net unrealized appreciation on investments	3,824,387	72,761	4,520,073
Net unrealized appreciation (depreciation) on options written	10,295,373	(656,569)	—
Net unrealized appreciation (depreciation) on foreign currencies	—	—	(8,692)

Total Net Assets	$365,675,209	$100,552,249	$37,519,832

Shares Outstanding[6]	29,323,723	9,502,294	2,713,205

Net Asset Value Per Share	$12.47	$10.58	$13.83

[1] Investment at cost	$7,956,596	$86,809,400	$33,094,231
[2] Market value of securities on loan	$—	$—	$1,025,816
[3] Investments in affiliates at cost	$—	$—	$1,054,288
[4] Foreign currency cost	$—	$—	$33
[5] Premiums received from options written	$11,139,448	$1,249,648	$—
[6] Authorized shares	160,000,000	120,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
October 31, 2014

			Philadelphia
	Philadelphia	Philadelphia	International
	International	International	Emerging
	Fund	Small Cap Fund	Markets Fund
Assets:
Investments[1]:
Investments at value[2]	$19,195,709	$44,930,766	$7,887,646
Repurchase agreements at value	558,679	41,348	82,485

Total investments	19,754,388	44,972,114	7,970,131

Foreign currency, at value (Note 1)[3]	29	1,603	12,412
Receivable from Advisor	2,749	—	—
Receivable for securities sold	178,129	—	—
Receivable for fund shares sold	11,423	—	—
Dividends receivable	45,886	139,086	48,644
Securities lending receivable	812	—	—
Foreign tax reclaims receivable	37,266	19,713	10,902
Prepaid expenses	456	548	299

Total assets	20,031,138	45,133,064	8,042,388

Liabilities:
Payable for securities purchased	253,980	—	—
Obligation to return securities lending collateral	1,090,936	—	—
Payable for fund shares redeemed	15,299	—	—
Payable for Management fees	11,611	22,380	11,865
Payable for Directors’ fees	335	804	904
Payable to Affiliate	—	748	386
Accrued expenses	16,399	25,642	40,852

Total liabilities	1,388,560	49,574	54,007

Net Assets	$18,642,578	$45,083,490	$7,988,381

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$1,498	$3,898	$947
Paid-in capital in excess of par value	96,172,268	43,752,254	8,168,002
Undistributed (distributions in excess of) net investment income	52,183	191,760	(6,447)
Accumulated net realized gain (loss) from investment transactions	(79,475,486)	1,798,658	(137,980)
Net unrealized appreciation (depreciation) on investments	1,895,555	(658,238)	(28,717)
Net unrealized depreciation on foreign currencies	(3,440)	(4,842)	(7,424)

Total Net Assets	$18,642,578	$45,083,490	$7,988,381

Shares Outstanding[4]	1,498,136	3,897,845	946,961

Net Asset Value Per Share	$12.44	$—	$—

Class I — based on net assets of $9,188 and $106,515, respectively and shares outstanding of 794 and 12,638, respectively	—	11.57	8.43

Class IV — based on net assets of $45,074,302 and $7,881,866, respectively and shares outstanding of 3,897,051 and 934,323, respectively	—	11.57	8.44

[1] Investment at cost	$17,858,833	$45,630,352	$7,998,848
[2] Market value of securities on loan	$1,006,683	$—	$—
[3] Foreign currency cost	$29	$1,614	$12,417
[4] Authorized shares	130,000,000	—	—
Authorized shares - Class I	—	110,000,000	110,000,000
Authorized shares - Class IV	—	120,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2014

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$745,084	$319,258	$11,307,435
Income from security lending	515	—	35,029

Total investment income	745,599	319,258	11,342,464

Expenses:
Management fees	—	—	1,425,212
Administration, transfer agent and custody fees	443,344	390,691	251,582
Professional fees	150,147	131,134	77,607
Shareholder report expenses	35,124	30,588	17,851
Shareholder servicing fees	772,085	674,112	407,204
Directors’ fees and expenses	70,178	59,501	36,063
Registration and filing fees	2,096	2,696	6,381
Other expenses	103,870	93,406	56,219

Total expenses	1,576,844	1,382,128	2,278,119

Less expenses waived/reimbursed	(831,665)	(1,063,239)	—

Net expenses	745,179	318,889	2,278,119

Net investment income	420	369	9,064,345

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,232	—	(1,285,327)

Net change in unrealized gain of:
Investments	—	—	2,279,137

Net realized and unrealized gain (loss)	3,232	—	993,810

Net increase in net assets resulting from operations	$3,652	$369	$10,058,155

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2014

		Small	Mid
	Strategic	Cap	Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio[1]
Investment income:
Dividends[2]	$3,402,655	$10,026,138	$3,353
Interest	43	3,446	—
Income from security lending	2,973	667,385	—

Total investment income	3,405,671	10,696,969	3,353

Expenses:
Management fees	986,879	7,013,262	2,646
Administration, transfer agent and custody fees	107,799	1,135,991	362
Professional fees	30,727	233,139	526
Shareholder report expenses	10,757	74,988	243
Shareholder servicing fees (Advisor Class)	358,865	2,341,909	1,203
Shareholder servicing fees (Institutional Class)	—	169,188	—
Directors’ fees and expenses	16,101	114,474	89
Prepaid offering expenses	—	—	2,448
Registration and filing fees	6,153	56,766	—
Other expenses	24,411	157,558	69

Total expenses	1,541,692	11,297,275	7,586

Less expenses waived/reimbursed	—	—	(2,776)

Net expenses	1,541,692	11,297,275	4,810

Net investment income (loss)	1,863,979	(600,306)	(1,457)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	21,339,950	67,207,796	(8,599)

Net change in unrealized gain (loss) of:
Investments	4,323,455	(5,789,737)	466,605

Net realized and unrealized gain	25,663,405	61,418,059	458,006

Net increase in net assets resulting from operations	$27,527,384	$60,817,753	$456,549

[1]	The Mid Cap Equity Portfolio commenced operations on September 30, 2014.
[2]	The Strategic Equity Portfolio had foreign dividend withholding taxes of $12,809.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2014

			Large
			Cap
			Core
			Portfolio
			(formerly
			known
			as
	Large	U.S.	Large
	Cap	Emerging	Cap
	Value	Growth	100
	Portfolio	Portfolio	Portfolio)
Investment income:
Dividends[1]	$1,162,769	$346,243	$9,302,974
Interest	38	16	522
Income from security lending	3,782	25,214	16,227

Total investment income	1,166,589	371,473	9,319,723

Expenses:
Management fees	535,150	210,509	2,740,102
Administration, transfer agent and custody fees	99,490	36,351	351,222
Professional fees	18,043	7,193	87,424
Shareholder report expenses	6,700	3,472	23,621
Shareholder servicing fees	194,600	95,686	996,401
Directors’ fees and expenses	8,839	3,463	44,798
Registration and filing fees	23,007	6,301	51,350
Other expenses	11,955	5,912	61,162

Total expenses	897,784	368,887	4,356,080

Net investment income	268,805	2,586	4,963,643

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	13,162,939	3,598,262	23,100,621

Net change in unrealized gain (loss) of:
Investments	558,598	(1,126,126)	59,748,588

Net realized and unrealized gain	13,721,537	2,472,136	82,849,209

Net increase in net assets resulting from operations	$13,990,342	$2,474,722	$87,812,852

[1]	The U.S. Emerging Growth Portfolio had foreign dividend withholding taxes of $352.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2014

	Large
	Cap		Total
	Growth	Long/Short	Market
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$5,263,521	$1,205,306	$1,081,607
Interest	501	444	74
Income from security lending	—	41,174	21,568

Total investment income	5,264,022	1,246,924	1,103,249

Expenses:
Management fees	1,838,137	999,748	585,310
Administration, transfer agent and custody fees	236,259	74,469	65,179
Professional fees	58,044	14,787	8,644
Shareholder report expenses	15,967	4,904	3,858
Shareholder servicing fees	668,413	166,625	97,552
Dividends on securities sold short	—	761,404	211,286
Directors’ fees and expenses	30,355	7,346	4,261
Short position flex fees	—	—	81,348
Registration and filing fees	39,408	26,466	22,965
Other expenses	41,228	11,626	7,650

Total expenses	2,927,811	2,067,375	1,088,053

Less expenses waived/reimbursed	—	(291,593)	(185,723)

Net expenses	2,927,811	1,775,782	902,330

Net investment income (loss)	2,336,211	(528,858)	200,919

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	19,074,106	2,155,122	6,049,965
Securities sold short	—	(7,520,575)	(2,253,275)

Net realized gain (loss)	19,074,106	(5,365,453)	3,796,690

Net change in unrealized gain of:
Investments	47,990,975	6,285,090	2,572,180
Securities sold short	—	940,089	545,715

Net change in unrealized gain	47,990,975	7,225,179	3,117,895

Net realized and unrealized gain	67,065,081	1,859,726	6,914,585

Net increase in net assets resulting from operations	$69,401,292	$1,330,868	$7,115,504

[1]	The Long/Short Portfolio and Total Market Portfolio had foreign dividend withholding taxes of $184 and $109, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2014

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$195,199	$2,084,603	$1,372,315
Interest	2,904	452	1
Income from security lending	—	—	21,281
Income distributions from affiliates (Note 6)	—	—	9,444

Total investment income	198,103	2,085,055	1,403,041

Expenses:
Management fees	1,870,185	553,915	366,002
Administration, transfer agent and custody fees	211,239	63,887	81,373
Professional fees	64,063	19,223	8,145
Shareholder report expenses	19,848	5,507	5,564
Shareholder servicing fees	680,067	201,424	122,001
Directors’ fees and expenses	31,450	9,559	3,722
Registration and filing fees	22,704	864	7,813
Other expenses	53,034	24,226	9,852

Total expenses	2,952,590	878,605	604,472

Less: Management fee waiver (Note 3 )	—	—	(1,954)

Net expenses	2,952,590	878,605	602,518

Net investment income (loss)	(2,754,487)	1,206,450	800,523

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	151,937	(951,957)	8,721,532
Options written	12,259,721	2,366,487	—
Foreign currency transactions	—	—	(59,987)
Realized gain distributions from investment company shares	—	—	44,844

Net realized gain	12,411,658	1,414,530	8,706,389

Net change in unrealized gain (loss) of:
Investments	1,382,715	(1,586,185)	(10,610,274)
Investments in affiliates	—	—	(114,573)
Options written	9,166,400	(798,437)	—
Foreign currency translation	—	—	(6,239)

Net change in unrealized gain (loss)	10,549,115	(2,384,622)	(10,731,086)

Net realized and unrealized gain (loss)	22,960,773	(970,092)	(2,024,697)

Net increase (decrease) in net assets resulting from operations	$20,206,286	$236,358	$(1,224,174)

[1]	The International Secured Options Portfolio and International Portfolio had foreign dividend withholding taxes of $1,453 and $131,050, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Year Ended October 31, 2014

		Philadelphia	Philadelphia
		International	International
	Philadelphia	Small	Emerging
	International	Cap	Markets
	Fund	Fund	Fund
Investment income:
Dividends[1]	$646,250	$1,172,062	$1,640,311
Interest	9	26	8,200
Income from security lending	12,344	—	—

Total investment income	658,603	1,172,088	1,648,511

Expenses:
Management fees	172,487	206,396	318,893
Administration, transfer agent and custody fees	72,228	82,791	203,180
Professional fees	4,214	—	4,031
Shareholder report expenses	5,045	4,540	5,230
Shareholder servicing fees (Class I)	—	8	94
Shareholder servicing fees (Class IV)	—	6,879	9,805
Directors’ fees and expenses	1,883	3,201	4,648
Registration and filing fees	19,254	23,928	2,906
Other expenses	2,477	4,705	6,690

Total expenses	277,588	332,448	555,477

Less expenses waived/reimbursed	(47,605)	—	—

Net expenses	229,983	332,448	555,477

Net investment income	428,620	839,640	1,093,034

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,321,114	2,029,153	1,922,922
In-kind redemptions	—	—	479,661
Foreign currency transactions	(26,083)	(47,382)	(56,609)

Net realized gain	3,295,031	1,981,771	2,345,974

Net change in unrealized gain (loss) of:
Investments	(4,344,740)	(3,467,228)	(5,270,588)
Foreign currency translation	(2,702)	(5,484)	8,318

Net change in unrealized loss	(4,347,442)	(3,472,712)	(5,262,270)

Net realized and unrealized loss	(1,052,411)	(1,490,941)	(2,916,296)

Net decrease in net assets resulting from operations	$(623,791)	$(651,301)	$(1,823,262)

[1]	The Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund had foreign dividend withholding taxes of $62,186, $105,074 and $220,371, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2014

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$420	$369	$9,064,345
Net realized gain (loss) on:
Investment transactions	3,232	—	(1,285,327)
Net change in unrealized gain of:
Investments	—	—	2,279,137

Net increase in net assets resulting from operations	3,652	369	10,058,155
Distributions to shareholders from:
Net investment income	(420)	(369)	(9,538,998)
Net realized gain on investments	—	—	(837,700)
Net increase in net assets from capital share transactions (See note 5)	6,376,602	62,654,307	27,916,265

Net increase in net assets	6,379,834	62,654,307	27,597,722

NET ASSETS:
Beginning of year	758,056,050	633,911,969	398,930,037

End of year	$764,435,884	$696,566,276	$426,527,759

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$38	$(32)	$807,845

For the Year Ended October 31, 2013
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$864	$365	$9,844,460
Net realized gain on:
Investment transactions	2	—	2,416,119
Net change in unrealized gain (loss) of:
Investments	—	—	(19,455,212)

Net increase (decrease) in net assets resulting from operations	866	365	(7,194,633)
Distributions to shareholders from:
Net investment income	(864)	(365)	(11,783,028)
Net realized gain on investments	—	—	(1,165,411)
Net increase (decrease) in net assets from capital share transactions (See note 5)	17,977,669	(45,514,277)	(61,425,996)

Net increase (decrease) in net assets	17,977,671	(45,514,277)	(81,569,068)

NET ASSETS:
Beginning of year	740,078,379	679,426,246	480,499,105

End of year	$758,056,050	$633,911,969	$398,930,037

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$38	$(32)	$747,679

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2014

	Strategic	Small Cap	Mid Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,863,979	$(600,306)	$(1,457)
Net realized gain (loss) on:
Investment transactions	21,339,950	67,207,796	(8,599)
Net change in unrealized gain of:
Investments	4,323,455	(5,789,737)	466,605

Net increase in net assets resulting from operations	27,527,384	60,817,753	456,549
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,830,278)	(2,614,338)	—
Institutional Class	—	(730,775)	—
Net realized gain on investments:
Advisor Class	(18,467,168)	(31,991,947)	—
Institutional Class	—	(7,885,721)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,546,194)	859,516,733	8,808,379

Net increase in net assets	4,683,744	877,111,705	9,264,928

NET ASSETS:
Beginning of year	179,683,801	794,014,270	—

End of year	$184,367,545	$1,671,125,975	$9,264,928

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$221,084	$(1,024,857)	$(31)

For the Year Ended October 31, 2013
	Strategic	Small Cap
	Equity	Equity
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,142,600	$3,124,867
Net realized gain on:
Investment transactions	18,249,333	41,255,148
Net change in unrealized gain of:
Investments	16,662,468	145,406,749

Net increase in net assets resulting from operations	37,054,401	189,786,764
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,986,561)	(2,365,767)
Institutional Class	—	(148,829)
Net realized gain on investments:
Advisor Class	(1,637,772)	(3,767,523)
Institutional Class	—	(147,862)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(24,326,451)	232,791,341

Net increase in net assets	9,103,617	416,148,124

NET ASSETS:
Beginning of year	170,580,184	377,866,146

End of year	$179,683,801	$794,014,270

Undistributed net investment income included in net assets at end of year	$187,383	$1,123,022

 1 The Mid Cap Equity Portfolio commenced operations on September 30, 2014.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2014

			Large Cap
			Core Portfolio
	Large Cap		(formerly known
	Value	U.S. Emerging	as Large Cap
	Portfolio	Growth Portfolio	100 Portfolio)
Increase (decrease) in net assets
Operations:
Net investment income	$268,805	$2,586	$4,963,643
Net realized gain on:
Investment transactions	13,162,939	3,598,262	23,100,621
Net change in unrealized gain of:
Investments	558,598	(1,126,126)	59,748,588

Net increase in net assets resulting from operations	13,990,342	2,474,722	87,812,852
Distributions to shareholders from:
Net investment income	(338,130)	(26,571)	(4,744,466)
Net realized gain on investments	(12,749,678)	(311,258)	(5,698,660)
Net increase (decrease) in net assets from capital share transactions (See note 5)	1,990,914	(1,132,321)	359,176,642

Net increase in net assets	2,893,448	1,004,572	436,546,368

NET ASSETS:
Beginning of year	95,748,403	37,480,900	287,542,411

End of year	$98,641,851	$38,485,472	$724,088,779

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$(27,564)	$462,614

For the Year Ended October 31, 2013
			Large Cap
			Core Portfolio
	Large Cap		(formerly known
	Value	U.S. Emerging	as Large Cap
	Portfolio	Growth Portfolio	100 Portfolio)
Increase (decrease) in net assets
Operations:
Net investment income	$630,336	$277,510	$2,031,777
Net realized gain on:
Investment transactions	13,281,686	4,451,237	15,564,487
Net change in unrealized gain of:
Investments	8,730,505	4,758,885	35,492,720

Net increase in net assets resulting from operations	22,642,527	9,487,632	53,088,984
Distributions to shareholders from:
Net investment income	(762,660)	(276,264)	(1,839,612)
Net realized gain on investments	(3,588,644)	—	—
Net increase in net assets from capital share transactions (See note 5)	350,373	884,357	121,088,545

Net increase in net assets	18,641,596	10,095,725	172,337,917

NET ASSETS:
Beginning of year	77,106,807	27,385,175	115,204,494

End of year	$95,748,403	$37,480,900	$287,542,411

Undistributed net investment income included in net assets at end of year	$46,855	$—	$243,437

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2014

			Total
	Large Cap	Long/Short	Market
	Growth Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,336,211	$(528,858)	$200,919
Net realized gain (loss) on:
Investment transactions	19,074,106	2,155,122	6,049,965
Securities sold short	—	(7,520,575)	(2,253,275)
Net change in unrealized gain of:
Investments	47,990,975	6,285,090	2,572,180
Securities sold short	—	940,089	545,715

Net increase in net assets resulting from operations	69,401,292	1,330,868	7,115,504
Distributions to shareholders from:
Net investment income	(2,169,187)	—	(190,914)
Net realized gain on investments	(8,637,769)	—	(4,877)
Net increase in net assets from capital share transactions (See note 5)	387,215,678	79,526,161	16,120,524

Net increase in net assets	445,810,014	80,857,029	23,040,237

NET ASSETS:
Beginning of year	184,552,331	29,107,935	38,426,494

End of year	$630,362,345	$109,964,964	$61,466,731

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$251,605	$(524,054)	$16,149

For the Year Ended October 31, 2013
			Total
	Large Cap	Long/Short	Market
	Growth Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,091,170	$(105,999)	$376,423
Net realized gain (loss) on:
Investment transactions	11,552,760	2,570,029	11,579,336
Securities sold short	—	(844,769)	(1,839,038)
Net change in unrealized gain (loss) of:
Investments	24,052,979	3,320,637	4,421,371
Securities sold short	—	(2,567,988)	(1,589,984)

Net increase in net assets resulting from operations	36,696,909	2,371,910	12,948,108
Distributions to shareholders from:
Net investment income	(968,053)	—	(335,793)
Net increase (decrease) in net assets from capital share transactions (See note 5)	55,296,957	12,984,461	(18,805,091)

Net increase (decrease) in net assets	91,025,813	15,356,371	(6,192,776)

NET ASSETS:
Beginning of year	93,526,518	13,751,564	44,619,270

End of year	$184,552,331	$29,107,935	$38,426,494

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$117,420	$(129,666)	$(3,636)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2014

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(2,754,487)	$1,206,450	$800,523
Net realized gain (loss) on:
Investment transactions	151,937	(951,957)	8,721,532
Options written	12,259,721	2,366,487	—
Foreign currency transactions	—	—	(59,987)
Investment company shares	—	—	44,844
Net change in unrealized gain (loss) of:
Investments	1,382,715	(1,586,185)	(10,610,274)
Investments in affiliates	—	—	(114,573)
Options Written	9,166,400	(798,437)	—
Foreign currency translation	—	—	(6,239)

Net increase (decrease) in net assets resulting from operations	20,206,286	236,358	(1,224,174)
Distributions to shareholders from:
Net investment income	—	(1,007,293)	(930,399)
Net realized gain on investments	(40,956,740)	(7,242,267)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	4,879,809	10,383,161	(23,669,945)

Net increase (decrease) in net assets	(15,870,645)	2,369,959	(25,824,518)

NET ASSETS:
Beginning of year	381,545,854	98,182,290	63,344,350

End of year	$365,675,209	$100,552,249	$37,519,832

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(29,069)	$199,157	$119,324

For the Year Ended October 31, 2013
		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(3,105,121)	$(546,117)	$2,219,179
Net realized gain (loss) on:
Investment transactions	4,000,703	6,111	17,223,570
Options written	32,778,288	7,804,851	—
Foreign currency transactions	—	—	(170,209)
Net change in unrealized gain of:
Investments	2,244,771	1,649,503	4,154,953
Options Written	6,916,741	114,469	—
Foreign currency translation	—	—	13,535

Net increase in net assets resulting from operations	42,835,382	9,028,817	23,441,028
Distributions to shareholders from:
Net investment income	—	—	(1,728,257)
Net realized gain on investments	(40,882,539)	(89,168)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	4,418,404	68,128,048	(114,414,827)

Net increase (decrease) in net assets	6,371,247	77,067,697	(92,702,056)

NET ASSETS:
Beginning of year	375,174,607	21,114,593	156,046,406

End of year	$381,545,854	$98,182,290	$63,344,350

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(31,740)	$—	$312,403

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Year Ended October 31, 2014

			Philadelphia
	Philadelphia	Philadelphia	International
	International	International	Emerging
	Fund	Small Cap Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$428,620	$839,640	$1,093,034
Net realized gain (loss) on:
Investment transactions	3,321,114	2,029,153	1,922,922
In-kind transactions	—	—	479,661
Foreign currency transactions	(26,083)	(47,382)	(56,609)
Net change in unrealized gain (loss) of:
Investments	(4,344,740)	(3,467,228)	(5,270,588)
Foreign currency translation	(2,702)	(5,484)	8,318

Net decrease in net assets resulting from operations	(623,791)	(651,301)	(1,823,262)
Distributions to shareholders from:
Net investment income:
Class I	(507,268)	(133)	(1,487)
Class IV	—	(873,150)	(1,171,641)
Net realized gain on investments:
Class I	—	—	(4,170)
Class IV	—	(611,069)	(2,586,343)
Tax Return of capital:
Class I	—	—	(920)
Class IV	—	—	(570,599)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(6,591,116)	25,169,766	(38,098,571)

Net increase (decrease) in net assets	(7,722,175)	23,034,113	(44,256,993)

NET ASSETS:
Beginning of year	26,364,753	22,049,377	52,245,374

End of year	$18,642,578	$45,083,490	$7,988,381

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$52,183	$191,760	$(6,447)

For the Year Ended October 31, 2013
			Philadelphia
	Philadelphia	Philadelphia	International
	International	International	Emerging
	Fund	Small Cap Fund	Markets Fund
Increase (decrease) in net assets
Operations:
Net investment income	$728,995	$338,883	$1,241,911
Net realized gain (loss) on:
Investment transactions	5,022,290	871,219	560,016
Foreign currency transactions	(114,469)	18,878	(89,295)
Net change in unrealized gain (loss) of:
Investments	1,845,361	2,655,195	3,152,209
Foreign currency translation	2,329	1,163	(8,541)

Net increase in net assets resulting from operations	7,484,506	3,885,338	4,856,300
Distributions to shareholders from:
Net investment income:
Class I	(453,869)	—	—
Class IV	—	(283,789)	(1,059,716)
Net realized gain on investments:
Class IV	—	—	(435,660)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(26,090,932)	11,648,323	7,612,473

Net increase (decrease) in net assets	(19,060,295)	15,249,872	10,973,397

NET ASSETS:
Beginning of year	45,425,048	6,799,505	41,271,977

End of year	$26,364,753	$22,049,377	$52,245,374

Undistributed net investment income included in net assets at end of year	$157,965	$203,823	$107,684

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2014

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$1,330,868

Investments purchased	(124,786,252)
Investments sold	51,427,767
Purchases to cover securities sold short	(94,122,725)
Securities sold short	144,568,236
(Purchase)/Sale of short term investments, net	604,279
Decrease in Interest receivable	825
Decrease in Cash collateral on deposit at broker	(57,162,644)
Increase in Securities lending receivable	(1,645)
(Increase) in Dividends receivable	(39,953)
(Increase) in Prepaid expenses	(1,228)
Increase in Obligation to return securities lending collateral	320,170
Increase in Dividends payable for securities sold short	49,265
Increase in Investment Advisory fees	58,382
Increase in Directors fees	1,560
Increase in Payable to Affiliate	13,737
Increase in Accrued expenses	24,893
Decrease in Payable to Advisor	(1,807)
Net change in unrealized gain (loss) on investments	(6,285,090)
Net realized gain from investments	(2,155,122)
Net change in unrealized gain (loss) on securities sold short	(940,089)
Net realized loss from securities sold short	7,520,575

Net cash provided by (used in) operating activities	(79,575,998)

Cash flows from financing activities
Proceeds from shares sold	90,419,314
Payments on shares redeemed	(10,843,316)

Net cash provided by (used in) financing activities	79,575,998

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Year Ended October 31, 2014

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$7,115,504

Investments purchased	(70,774,300)
Investments sold	55,364,477
Purchases to cover securities sold short	(33,706,241)
Securities sold short	36,551,408
(Purchase)/Sale of short term investments, net	(3,504,797)
(Increase) in Receivable from Investment Advisor	(13,187)
Decrease in Interest receivable	182
Decrease in Cash collateral on deposit at broker	(6,699,778)
Increase in Securities lending receivable	(391)
(Increase) in Dividends receivable	(2,932)
Decrease in Prepaid expenses	1,848
Increase in Obligation to return securities lending collateral	9,053,140
(Decrease) in Dividends payable for securities sold short	(1,476)
Increase in Investment Advisory fees	12,038
Increase in Directors fees	162
Increase in Payable to Affiliate	2,833
Increase in Accrued expenses	10,409
Net change in unrealized gain (loss) on investments	(2,572,180)
Net realized gain from investments	(6,049,965)
Net change in unrealized gain (loss) on securities sold short	(545,715)
Net realized loss from securities sold short	2,253,275

Net cash provided by (used in) operating activities	(13,505,686)

Cash flows from financing activities
Proceeds from shares sold	34,296,725
Payments on shares redeemed	(18,661,650)
Cash distributions paid	(138,866)

Net cash provided by (used in) financing activities	15,496,209

Net increase (decrease) in cash	1,990,523
Cash at beginning of period	(1,990,523)

Cash at end of period	—

Non-cash financing activities not included herein consist of a reinvestment of dividends of $56,925

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the Years Ended October 31,
	2014	2013	2012	2011[1]	2010[1]

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.001
Net realized gain on investments[2]	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.001

Distributions to shareholders from:
Net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)

Net realized capital gains	—	—	(0.000)[2]	—	—

Total distributions	$(0.000)[2]	$(0.000)[2]	$(0.000)[2]	$(0.000)[2]	$(0.001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[3]	0.00%[3]	0.00%[3]	0.02%	0.06%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$764,436	$758,056	$740,078	$730,284	$666,488
Ratio of operating expenses to average net assets	0.20%	0.20%	0.21%	0.21%	0.22%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.10%	0.14%	0.17%	0.17%	0.22%
Ratio of net investment income to average net assets	0.00%[3]	0.00%[3]	0.00%[3]	0.01%	0.06%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.001 per share.
[3]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the Years Ended October 31,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	0.000	0.000	0.000	0.000	0.000
Net realized gain on investments[1]	0.000	0.000	0.000	0.000	0.000

Total from investment operations[1]	0.000	0.000	0.000	0.000	0.000

Distributions to shareholders from:
Net investment income[1]	0.000	(0.000)	(0.000)	(0.000)	(0.000)

Net realized capital gains[1]	0.000	0.000	0.000	0.000	0.000
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.00%[2]	0.00%[2]	0.00%[2]	0.01%	0.02%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$696,566	$633,912	$679,426	$585,561	$550,883
Ratio of operating expenses to average net assets	0.21%	0.20%	0.22%	0.21%	0.22%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.05%	0.10%	0.14%	0.17%	0.21%
Ratio of net investment income to average net assets	0.00%[2]	0.00%[2]	0.00%[2]	0.01%	0.02%

[1]	Amount rounds to less than $0.001 per share.
[2]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Year Ended October 31,
	2014	2013	2012	2011	2010[1]

Net asset value, beginning of year	$11.22	$11.75	$11.67	$11.67	$11.37

Income from investment operations:
Net investment income	0.25	0.26	0.30	0.38	0.39
Net realized and unrealized gain (loss) on investments	0.02	(0.45)	0.32	0.02 [2]	0.38

Total from investment operations	0.27	(0.19)	0.62	0.40	0.77

Distributions to shareholders from:
Net investment income	(0.26)	(0.31)	(0.34)	(0.40)	(0.40)
Net realized capital gains	(0.02)	(0.03)	(0.20)	—	(0.07)

Total distributions	(0.28)	(0.34)	(0.54)	(0.40)	(0.47)

Net asset value, end of year	$11.21	$11.22	$11.75	$11.67	$11.67

Total return	2.52%	(1.64)%	5.51%	3.52%	7.01%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$426,528	$398,930	$480,499	$361,341	$396,884
Ratio of operating expenses to average net assets	0.56%	0.56%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.23%	2.29%	2.61%	3.26%	3.40%
Portfolio turnover rate	18%	19%	22%	68%	31%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Year Ended October 31,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$23.14	$19.20	$17.19	$16.40	$14.33

Income from investment operations:
Net investment income	0.23	0.25	0.18	0.13	0.10
Net realized and unrealized gain on investments	3.20	4.10	2.00	0.79	2.07

Total from investment operations	3.43	4.35	2.18	0.92	2.17

Distributions to shareholders from:
Net investment income	(0.24)	(0.23)	(0.17)	(0.13)	(0.10)
Net realized capital gains	(2.44)	(0.18)	—	—	—

Total distributions	(2.68)	(0.41)	(0.17)	(0.13)	(0.10)

Net asset value, end of year	$23.89	$23.14	$19.20	$17.19	$16.40

Total return	16.48%	23.08%	12.68%	5.58%	15.15%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$184,368	$179,684	$170,580	$153,893	$157,227
Ratio of operating expenses to average net assets	0.86%	0.86%	0.87%	0.88%	0.88%
Ratio of net investment income to average net assets	1.04%	1.21%	0.99%	0.72%	0.63%
Portfolio turnover rate	22%	46%	37%	51%	44%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Year Ended October 31,
	2014[1]	2013[1]	2012	2011[1]	2010[1]

Net asset value, beginning of year	$26.12	$18.24	$16.64	$14.70	$11.70

Income from investment operations:
Net investment income (loss)	(0.02)	0.14	0.08	—	0.01
Net realized and unrealized gain on investments	1.49	8.05	1.60	1.95	3.01

Total from investment operations	1.47	8.19	1.68	1.95	3.02

Distributions to shareholders from:
Net investment income	(0.10)	(0.12)	(0.08)	(0.01)	(0.02)
Net realized capital gains	(1.19)	(0.19)	—	—	—

Total distributions	(1.29)	(0.31)	(0.08)	(0.01)	(0.02)

Net asset value, end of year	$26.30	$26.12	$18.24	$16.64	$14.70

Total return	5.86%	45.63%	10.10%[2]	13.24%	25.78%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$1,139,273	$639,021	$363,561	$216,958	$128,828
Ratio of operating expenses to average net assets	0.94%	0.91%	0.93%	0.94%	0.96%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	(0.07)%	0.63%	0.47%	0.01%	0.04%
Portfolio turnover rate[3]	45%	55%	49%	78%	81%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Years Ended October 31,
	2014[1]	2013[1]	2012[1]	2011	2010[1]

Net asset value, beginning of year	$27.00	$18.86	$17.16	$15.12	$12.01

Income from investment operations:
Net investment income	0.01	0.11	0.13	0.05	0.03
Net realized and unrealized gain on investments	1.57	8.39	1.65	2.00	3.10

Total from investment operations	1.58	8.50	1.78	2.05	3.13

Distributions to shareholders from:
Net investment income	(0.11)	(0.17)	(0.08)	(0.01)	(0.02)
Net realized capital gains	(1.19)	(0.19)	—	—	—

Total distributions	(1.30)	(0.36)	(0.08)	(0.01)	(0.02)

Net asset value, end of year	$27.28	$27.00	$18.86	$17.16	$15.12

Total return	6.10%	45.82%	10.38%	13.53%	26.12%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$531,853	$154,993	$14,305	$249	$1
Ratio of operating expenses to average net assets	0.74%	0.75%	0.73%	0.74%	0.76%
Ratio of net investment income to average net assets	0.03%	0.48%	0.71%	0.30%	0.31%
Portfolio turnover rate[2]	45%	55%	49%	78%	81%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Mid Cap
Equity
Portfolio
Advisor
Shares
For the
Period
September 30,
2014[1]
through
October 31,
2014[2]

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.24

Total from investment operations	0.23

Net asset value, end of year	$10.23

Total return	2.30%[3]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$9,262
Ratio of operating expenses before waiver to net assets	1.58%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[4]
Ratio of net expenses in excess of income to average net assets	(0.30)%[4]
Portfolio turnover rate	3%[5]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Calculation represents portfolio turnover for the Fund for the period of September 30, 2014 through October 31, 2014.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Year Ended October 31,
	2014	2013[1]	2012	2011	2010

Net asset value, beginning of year	$12.96	$10.56	$9.46	$9.33	$7.88

Income from investment operations:
Net investment income	0.03	0.08	0.13	0.07	0.06
Net realized and unrealized gain on investments	1.72	2.92	1.08	0.13 [2]	1.45

Total from investment operations	1.75	3.00	1.21	0.20	1.51

Distributions to shareholders from:
Net investment income	(0.05)	(0.10)	(0.11)	(0.07)	(0.06)
Net realized capital gains	(1.81)	(0.50)	—	—	—

Total distributions	(1.86)	(0.60)	(0.11)	(0.07)	(0.06)

Net asset value, end of year	$12.85	$12.96	$10.56	$9.46	$9.33

Total return	15.48%	29.90%	12.86%	2.10%	19.14%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$98,642	$95,748	$77,107	$86,873	$47,484
Ratio of operating expenses to average net assets	0.92%	0.90%	0.91%	0.92%	0.95%
Ratio of net investment income to average net assets	0.28%	0.73%	1.26%	0.70%	0.64%
Portfolio turnover rate	106%	147%	157%	164%	118%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Year Ended October 31,
	2014	2013	2012[1]	2011[1]	2010[1]

Net asset value, beginning of year	$9.77	$7.36	$6.78	$6.04	$4.71

Income from investment operations:
Net investment income (loss)	0.00 [2]	0.07	0.01	(0.02)	0.00 [2]
Net realized and unrealized gain on investments	0.65	2.41	0.58	0.76	1.34

Total from investment operations	0.65	2.48	0.59	0.74	1.34

Distributions to shareholders from:
Net investment income	(0.01)	(0.07)	(0.01)	—	(0.01)
Net realized capital gains	(0.08)	—	—	—	—

Total distributions	(0.09)	(0.07)	(0.01)	—	(0.01)

Net asset value, end of year	$10.33	$9.77	$7.36	$6.78	$6.04

Total return	6.69%	33.94%	8.77%	12.25%	28.54%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$38,485	$37,481	$27,385	$18,671	$17,643
Ratio of operating expenses to average net assets	0.96%	0.96%	1.00%	0.98%	1.00%
Ratio of net investment income to average net assets	0.01%	0.84%	0.17%	(0.22)%	(0.06)%
Portfolio turnover rate	127%	134%	120%	157%	109%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
	For the Year Ended October 31,
	2014	2013	2012	2011[1]	2010[1]

Net asset value, beginning of year	$18.57	$14.10	$12.62	$11.49	$9.75

Income from investment operations:
Net investment income	0.18	0.17	0.17	0.11	0.09
Net realized and unrealized gain on investments	3.54	4.46	1.48	1.12	1.74

Total from investment operations	3.72	4.63	1.65	1.23	1.83

Distributions to shareholders from:
Net investment income	(0.19)	(0.16)	(0.17)	(0.10)	(0.09)
Net realized capital gains	(0.34)	—	—	—	—

Total distributions	(0.53)	(0.16)	(0.17)	(0.10)	(0.09)

Net asset value, end of year	$21.76	$18.57	$14.10	$12.62	$11.49

Total return	20.46%	33.02%	13.14%	10.69%	18.81%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$724,089	$287,542	$115,204	$91,070	$86,428
Ratio of operating expenses to average net assets	0.87%	0.86%	0.88%	0.88%	0.89%
Ratio of net investment income to average net assets	1.00%	1.07%	1.23%	0.84%	0.83%
Portfolio turnover rate	73%	90%	104%	103%	103%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the Year Ended October 31,
	2014	2013	2012	2011	2010[1]

Net asset value, beginning of year	$19.65	$14.81	$13.73	$12.31	$9.80

Income from investment operations:
Net investment income	0.14	0.14	0.07	0.07	0.04
Net realized and unrealized gain on investments	4.26	4.83	1.08	1.42	2.51

Total from investment operations	4.40	4.97	1.15	1.49	2.55

Distributions to shareholders from:
Net investment income	(0.14)	(0.13)	(0.07)	(0.07)	(0.04)
Net realized capital gains	(0.86)	—	—	—	—

Total distributions	(1.00)	(0.13)	(0.07)	(0.07)	(0.04)

Net asset value, end of year	$23.05	$19.65	$14.81	$13.73	$12.31

Total return	23.36%	33.65%	8.44%	12.13%	26.11%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$630,362	$184,552	$93,527	$64,981	$50,040
Ratio of operating expenses to average net assets	0.88%	0.87%	0.89%	0.88%	0.90%
Ratio of net investment income to average net assets	0.70%	0.85%	0.52%	0.56%	0.38%
Portfolio turnover rate	76%	99%	111%	117%	125%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the Year Ended October 31,
	2014[1]	2013[1]	2012[1]	2011[1]	2010[1]

Net asset value, beginning of year	$10.50	$9.29	$8.90	$8.45	$8.15

Income from investment operations:
Net investment loss	(0.07)	(0.05)	(0.08)	(0.05)	(0.04)
Net realized and unrealized gain on investments	0.37	1.26	0.47	0.50	0.34

Total from investment operations	0.30	1.21	0.39	0.45	0.30

Net asset value, end of year	$10.80	$10.50	$9.29	$8.90	$8.45

Total return	2.86%[2]	13.02%	4.38%	5.33%	3.68%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$109,965	$29,108	$13,752	$14,367	$11,344
Ratio of operating expenses before waiver/reimbursement to average net assets	2.48%	2.62%	3.20%	2.81%	2.72%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.13%	2.27%	2.80%	2.36%	2.33%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short	1.22%	1.25%	1.25%	1.25%	1.25%
Ratio of net expenses in excess of income to average net assets	(0.63)%	(0.53)%	(0.83)%	(0.74)%	(0.47)%
Portfolio turnover rate	150%[3]	154%[3]	128%[3]	137%[3]	636%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[3]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011, 2012, 2013 and 2014 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the Year Ended October 31,
	2014	2013	2012	2011[1]	2010[1]

Net asset value, beginning of year	$12.78	$9.68	$9.01	$8.36	$7.02

Income from investment operations:
Net investment income	0.06	0.09	0.03	0.01	0.00 [2]
Net realized and unrealized gain on investments	2.29	3.09	0.68	0.65	1.35

Total from investment operations	2.35	3.18	0.71	0.66	1.35

Distributions to shareholders from:
Net investment income	(0.06)	(0.08)	(0.04)	(0.01)	(0.01)
Net realized capital gains	(0.00)[2]	—	—	—	—

Total distributions	(0.06)	(0.08)	(0.04)	(0.01)	(0.01)

Net asset value, end of year	$15.07	$12.78	$9.68	$9.01	$8.36

Total return	18.43%	33.01%	7.93%	7.86%	19.20%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$61,467	$38,426	$44,619	$41,069	$34,451
Ratio of operating expenses before waiver/reimbursement to average net assets	2.23%	2.29%	2.48%	2.19%	2.12%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.85%	1.94%	2.09%	1.84%	1.77%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and flex fees	1.25%	1.20%	1.25%	1.21%	1.23%
Ratio of net investment income to average net assets	0.41%	0.83%	0.29%	0.14%	0.05%
Portfolio turnover rate	117%[3]	138%[3]	135%[3]	123%[3]	200%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The calculation of the portfolio turnover rate for the fiscal years ended October 31, 2011, 2012, 2013 and 2014 reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
					For the
					Period
					June 30,
					2010[1]
					through
	For the Year Ended October 31,				October 31,
	2014	2013	2012	2011[2]	2010[2]

Net asset value, beginning of year	$13.24	$13.28	$12.03	$11.55	$10.00

Income from investment operations:
Net investment loss	(0.11)	(0.11)	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain on investments	0.85	1.51	1.78	0.98	1.58

Total from investment operations	0.74	1.40	1.68	0.88	1.55

Net realized capital gains	(1.51)	(1.44)	(0.43)	(0.40)	—

Total distributions	(1.51)	(1.44)	(0.43)	(0.40)	—

Net asset value, end of year	$12.47	$13.24	$13.28	$12.03	$11.55

Total return	6.22%	11.90%	14.34%	7.74%	15.50%[3]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$365,675	$381,546	$375,175	$257,619	$112,876
Ratio of operating expenses to average net assets	0.87%	0.86%	0.88%	0.90%	1.02%[4]
Ratio of net expenses in excess of income to average net assets	(0.81)%	(0.81)%	(0.85)%	(0.85)%	(0.91)%[4]
Portfolio turnover rate	1,108%	1,120%	1,130%	1,010%	247%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Secured Options Portfolio
			For the
			Period
			September 28,
			2012[1]
			through
	For the Year Ended October 31,		October 31,
	2014	2013[2]	2012[2]

Net asset value, beginning of year	$11.52	$10.15	$10.00

Income from investment operations:
Net investment income (loss)	0.13	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.11)	1.48	0.16

Total from investment operations	0.02	1.40	0.15

Distributions to shareholders from:
Net investment income	(0.11)	—	—
Net realized capital gains	(0.85)	(0.03)	—

Total distributions	(0.96)	(0.03)	—

Net asset value, end of year	$10.58	$11.52	$10.15

Total return	0.30%	13.78%	1.50%[3]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$100,552	$98,182	$21,115
Ratio of operating expenses before waiver/reimbursement to average net assets	0.87%	0.95%	3.68%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.87%	0.95%	1.00%[4]
Ratio of net investment income to average net assets	1.20%	(0.74)%	(1.00)%[4]
Portfolio turnover rate	81%	7%	0.00%[5,6]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Calculation represents portfolio turnover for the Fund for the period of September 28, 2012 through October 31, 2012.
[6]	Amount rounds to less than 0.01% per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the Year Ended October 31,
	2014[1]	2013[1]	2012[1]	2011[1]	2010[1]

Net asset value, beginning of year	$14.52	$11.88	$12.06	$13.36	$12.34

Income from investment operations:
Net investment income	0.24	0.25	0.29	0.32	0.30
Net realized and unrealized gain (loss) on investments	(0.65)	2.59	(0.15)	(1.30)	1.01

Total from investment operations	(0.41)	2.84	0.14	(0.98)	1.31

Distributions to shareholders from:
Net investment income	(0.28)	(0.20)	(0.31)	(0.32)	(0.29)
Tax return of capital	—	—	(0.01)	—	—

Total distributions	(0.28)	(0.20)	(0.32)	(0.32)	(0.29)

Net asset value, end of year	$13.83	$14.52	$11.88	$12.06	$13.36

Total return	(2.94)%	24.21%	1.28%	(7.56)%	10.88%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$37,520	$63,344	$156,046	$271,428	$388,843
Ratio of operating expenses to average net assets	—%	1.15%	1.14%	1.13%	1.13%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.24%	—%	—%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.23%	—%	—%	—%	—%
Ratio of net investment income to average net assets	1.64%	1.91%	2.47%	2.35%	2.43%
Portfolio turnover rate	47%	43%	45%	40%	36%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the Year Ended October 31,
	2014[1]	2013[1]	2012[1]	2011[1]	2010[1]

Net asset value, beginning of year	$13.17	$10.75	$10.86	$12.04	$11.18

Income from investment operations:
Net investment income	0.25	0.23	0.25	0.31	0.29
Net realized and unrealized gain (loss) on investments	(0.68)	2.37	(0.04)[2]	(1.18)	0.84

Total from investment operations	(0.43)	2.60	0.21	(0.87)	1.13

Distributions to shareholders from:
Net investment income	(0.30)	(0.18)	(0.32)	(0.31)	(0.27)
Tax return of capital	—	—	(0.00)[3]	—	—

Total distributions	(0.30)	(0.18)	(0.32)	(0.31)	(0.27)

Net asset value, end of year	$12.44	$13.17	$10.75	$10.86	$12.04

Total return	(3.42)%	24.42%	2.03%	(7.50)%	10.48%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$18,643	$26,365	$45,425	$83,633	$106,189
Ratio of operating expenses before waiver/reimbursement to average net assets	1.21%	1.07%	1.00%	0.94%	0.93%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%	1.00%	0.94%	0.93%
Ratio of net investment income to average net assets	1.86%	1.98%	2.34%	2.53%	2.59%
Portfolio turnover rate	57%	63%	53%	51%	40%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

Philadelphia
International
Small Cap
Fund
Class I
For the
Period
June 30,
2014[1]
through
October 31,
2014[2]

Net asset value, beginning of year	$12.76

Income from investment operations:
Net investment income	0.07
Net realized and unrealized loss on investments	(1.09)

Total from investment operations	(1.02)

Distributions to shareholders from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of year	$11.57

Total return	(8.10)%[3]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$9
Ratio of operating expenses to average net assets	1.16%[4]
Ratio of net investment income to average net assets	1.65%[4]
Portfolio turnover rate	101%[5]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Small Cap Fund Class IV
				For the
				Period
				May 31,
				2011[1]
				through
	For the Years Ended October 31,			October 31,
	2014[2]	2013[2]	2012[2]	2011[2]

Net asset value, beginning of year	$11.77	$8.88	$8.32	$10.00

Income from investment operations:
Net investment income	0.30	0.26	0.27	0.11
Net realized and unrealized gain (loss) on investments	0.16 [3]	2.85	0.47	(1.65)

Total from investment operations	0.46	3.11	0.74	(1.54)

Distributions to shareholders from:
Net investment income	(0.33)	(0.25)	(0.21)	(0.14)
Net realized capital gains	(0.33)	—	—	—

Total distributions	(0.66)	(0.25)	(0.21)	(0.14)

Purchase Premium	—	0.03	0.03	—
Redemption Fees	0.00 [4]	0.00 [4]	—	—
Net asset value, end of year	$11.57	$11.77	$8.88	$8.32

Total return[6]	3.96%	35.97%	9.41%	(15.37)%[5]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$45,074	$22,049	$6,800	$2,924
Ratio of operating expenses before waiver/reimbursement to average net assets	0.97%	1.35%	2.75%	4.65%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.97%	1.10%	1.10%	1.10%[7]
Ratio of net investment income to average net assets	2.44%	2.55%	3.21%	2.90%[7]
Portfolio turnover rate	101%[8]	103%	85%	28%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Amount rounds to less than $0.01 per share.
[5]	Total return calculation is not annualized.
[6]	Calculation excludes purchase premiums and redemption fees which were borne by the shareholders until March 12, 2014.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

Philadelphia
International
Emerging
Markets
Fund
Class I
For the
Period
June 30,
2014[1]
through
October 31,
2014[2]

Net asset value, beginning of year	$9.40

Income from investment operations:
Net investment income	0.08
Net realized and unrealized loss on investments	(0.50)

Total from investment operations	(0.42)

Distributions to shareholders from:
Net investment income	(0.13)
Net realized capital gains	(0.34)
Tax return of capital	(0.08)

Total distributions	(0.55)

Net asset value, end of year	$8.43

Total return	(4.49)%[3]

Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000s)	$107
Ratio of operating expenses to average net assets	1.48%[4]
Ratio of net investment income to average net assets	2.34%[4]
Portfolio turnover rate	131%[5]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Emerging Markets Fund Class IV
				For the
				Period
				June 30,
				2011[1]
				through
	For the Years Ended October 31,			October 31,
	2014[2]	2013	2012[2]	2011[2]

Net asset value, beginning of year	$9.35	$8.74	$8.45	$10.00

Income from investment operations:
Net investment income	0.20	0.22	0.15	0.09
Net realized and unrealized gain (loss) on investments	(0.34)	0.65	0.20	(1.72)

Total from investment operations	(0.14)	0.87	0.35	(1.63)

Distributions to shareholders from:
Net investment income	(0.21)	(0.19)	(0.24)	—
Net realized capital gains	(0.46)	(0.08)	—	—
Tax Return of capital	(0.10)	—	—	—

Total distributions	(0.77)	(0.27)	(0.24)	—

Purchase Premium	—	0.01	0.18	0.08
Redemption Fees	0.00 [3]	0.00 [3]	—	—
Net asset value, end of year	$8.44	$9.35	$8.74	$8.45

Total return[6]	(1.44)%[4]	10.49%	6.41%[4]	(15.50)%[5]

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$7,882	$52,245	$41,272	$2,151
Ratio of operating expenses before waiver/reimbursement to average net assets	1.12%	1.11%	1.92%	8.12%[7]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.12%	1.11%	1.25%	1.25%[7]
Ratio of net investment income to average net assets	2.21%	2.50%	1.71%	2.98%[7]
Portfolio turnover rate	131%[8]	97%	86%	19%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Total return calculation is not annualized.
[6]	Calculation excludes purchase premiums and redemption fees which were borne by the shareholders until March 12, 2014.
[7]	Annualized.
[8]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Face
Amount		Value

AGENCY NOTES* — 55.3%

	Federal Farm Credit Bank — 24.5%
$18,300,000	1.625% due 11/19/14	$18,313,077
5,000,000	0.100% due 11/24/14[1]	4,999,984
15,000,000	0.160% due 2/5/15	14,999,709
10,000,000	0.110% due 2/18/15[1]	10,000,000
19,000,000	0.270% due 2/24/15	19,006,949
20,000,000	0.080% due 3/9/15[1]	20,000,000
10,000,000	0.230% due 3/16/15[1]	10,004,130
15,000,000	0.100% due 3/23/15[1]	15,000,000
10,000,000	0.100% due 3/30/15[1]	9,999,793
10,000,000	0.350% due 5/1/15[1]	10,013,070
10,000,000	0.100% due 5/18/15[1]	10,000,000
10,000,000	0.150% due 7/9/15	9,998,493
10,000,000	0.120% due 7/17/15[1]	9,999,647
10,000,000	0.160% due 8/25/15[1]	10,003,307
15,000,000	0.180% due 9/18/15[1]	15,010,583

		187,348,742

	Federal Home Loan Bank — 23.6%
16,060,000	0.125% due 11/18/14	16,059,646
10,000,000	0.125% due 2/3/15	9,998,783
15,000,000	0.140% due 2/18/15	15,000,758
20,000,000	0.125% due 5/1/15	19,999,793
15,000,000	0.125% due 6/19/15	14,996,030
10,000,000	0.125% due 8/13/15	9,994,519
13,000,000	0.220% due 8/19/15[1]	13,009,456
10,000,000	0.440% due 8/28/15	10,020,335
15,000,000	0.125% due 9/2/15	14,990,296
20,860,000	1.750% due 9/11/15	21,142,044
15,000,000	0.200% due 10/1/15	14,998,902
20,000,000	0.220% due 10/7/15[1]	20,018,927

		180,229,489

	Federal National Mortgage Association — 7.2%
15,000,000	2.625% due 11/20/14	15,019,089
15,000,000	0.480% due 11/21/14[1]	15,003,089
13,723,000	0.750% due 12/19/14	13,733,261
11,079,000	2.000% due 9/21/15	11,258,264

		55,013,703

	TOTAL AGENCY NOTES (Amortized Cost $422,591,934)	422,591,934

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

REPURCHASE AGREEMENTS* — 44.7%
$30,000,000	With RBS Greenwich, Inc., dated 10/31/14, 0.080%, principal and interest in the amount of $30,000,200, due 11/3/14, (collateralized by a U.S. Treasury Note with a par value of $30,086,000, coupon rate of 2.250%, due 4/30/21, market value of $30,612,505)	$30,000,000
156,486,722	With Societe Generale, dated 10/31/14, 0.080%, principal and interest in the amount of $156,487,765, due 11/3/14, (collateralized by a U.S. Treasury Bond with a par value of $165,260,000, coupon rate of 1.625%, due 11/15/22, market value of $159,616,371)	156,486,722
155,000,000	With UBS AG, dated 10/31/14, 0.090%, principal and interest in the amount of $155,001,163, due 11/3/14, (collateralized by U.S. Treasury Notes with a par value of $157,952,700, coupon rates of 1.250% — 1.375%, due 9/30/18 — 1/31/19, total market value of $158,100,437)	155,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $341,486,722)	341,486,722

TOTAL INVESTMENTS (Amortized Cost $764,078,656)[2]	100.0%	$764,078,656
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	357,228

NET ASSETS	100.0%	$764,435,884

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of October 31, 2014.
[2]	Aggregate cost for federal tax purposes was $764,078,656.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

AGENCY DIVERSIFICATION

On October 31, 2014, agency diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

AGENCIES:
Federal Farm Credit Bank	24.5%	$187,348,742
Federal Home Loan Bank	23.6	180,229,489
Federal National Mortgage Association	7.2	55,013,703

TOTAL	55.3%	$422,591,934
REPURCHASE AGREEMENTS	44.7	341,486,722

TOTAL INVESTMENTS	100.0%	$764,078,656

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.1%

	Daily Variable/Floating Rate Notes — 48.1%
$700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.03% due 4/1/17	$700,000
7,395,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.04% due 5/15/24	7,395,000
6,750,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.04% due 11/1/35	6,750,000
7,390,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series B, (SPA: J.P. Morgan Chase),
	0.06% due 1/15/38	7,390,000
7,030,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.06% due 1/15/26	7,030,000
11,355,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.05% due 1/15/26	11,355,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.05% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.05% due 7/1/35	4,150,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.06% due 12/1/15	130,000
100,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.06% due 8/1/35	100,000
4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.06% due 12/1/51	4,550,000
3,700,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.06% due 12/1/40	3,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,800,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.07% due 11/1/19	$2,800,000
7,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.05% due 5/15/35	7,500,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
1,900,000	0.060% due 6/1/20	1,900,000
3,100,000	0.060% due 10/1/24	3,100,000
1,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.06% due 3/1/24	1,000,000
4,400,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.06% due 12/1/16	4,400,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.07% due 6/1/23	8,735,000
7,450,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.06% due 10/1/24	7,450,000
6,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.07% due 8/1/15	6,600,000
300,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.06% due 11/1/14	300,000
1,400,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.06% due 11/1/14	1,400,000
7,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, DATES,
	0.06% due 11/1/14	7,000,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.05% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.05% due 7/1/39	1,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$4,900,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.05% due 11/1/35	$4,900,000
5,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.05% due 11/1/49	5,050,000
4,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.05% due 8/15/40	4,500,000
14,600,000	Metropolitan Transportation Authority, NY, Dedicated Tax Funds Revenue, Series A-1, (SPA: Royal Bank of Canada),
	0.07% due 11/1/31	14,600,000
7,095,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.07% due 10/1/39	7,095,000
8,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.06% due 12/1/30	8,000,000
6,650,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.06% due 11/1/35	6,650,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.07% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.07% due 11/1/35	9,285,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.07% due 10/1/35	1,400,000
10,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.07% due 2/15/33	10,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.07% due 3/1/40	4,100,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.08% due 7/15/32	$2,150,000
10,010,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.07% due 6/1/31	10,010,000
14,300,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.06% due 6/1/41	14,300,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.06% due 11/1/29	7,100,000
4,300,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.08% due 11/1/22	4,300,000
730,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.08% due 11/1/22	730,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.07% due 11/1/22	5,510,000
12,500,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.07% due 4/1/36	12,500,000
22,100,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.06% due 6/15/38	22,100,000
6,590,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-1 (SPA: Wells Fargo Bank N.A.),
	0.06% due 1/1/39	6,590,000
6,465,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.07% due 2/15/21	6,465,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$5,925,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.07% due 7/1/25	$5,925,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.06% due 10/1/24	2,000,000
1,488,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.07% due 7/15/19	1,488,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.07% due 8/15/20	1,600,000
6,575,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.04% due 5/15/32	6,575,000
7,400,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.05% due 4/1/38	7,400,000
13,910,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.07% due 2/15/31	13,910,000
3,000,000	Valdez City, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.08% due 12/1/33	3,000,000
7,900,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.06% due 12/1/29	7,900,000
600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.06% due 10/1/25	600,000
1,530,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.08% due 2/1/26	1,530,000
800,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.06% due 11/1/25	800,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $334,888,000)	334,888,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)

	Weekly Variable/Floating Rate Notes — 49.0%
$14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.05% due 10/1/30	$14,000,000
1,225,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.08% due 8/1/16	1,225,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.04% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.04% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.04% due 5/1/40	15,000,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.16% due 9/1/26	800,000
2,977,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.05% due 7/1/27	2,977,000
6,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.06% due 4/1/20	6,320,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.03% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.07% due 12/1/34	750,000
10,650,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.05% due 12/1/26	10,650,000
945,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.05% due 12/1/20	945,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.05% due 4/1/27	8,915,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.04% due 10/1/36	$5,170,000
601,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.04% due 7/1/28	601,000
10,000,000	King County, Washington, General Obligation Limited, Multi-Modal, Series A, (LOC: State Street Bank & Trust Co.),
	0.05% due 1/1/40	10,000,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, Forest City South Park II Apts, (FNMA Insured),
	0.04% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.06% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.060% due 2/15/38	2,000,000
12,000,000	0.040% due 10/1/39	12,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.04% due 2/15/38	6,000,000
6,800,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.04% due 11/1/26	6,800,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.04% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.03% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.06% due 8/1/28	6,200,000
2,200,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, Catholic Eldercare Community, (LOC: Wells Fargo Bank N.A.),
	0.16% due 12/1/27	2,200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.05% due 6/1/32	$5,000,000
2,600,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.03% due 7/1/31	2,600,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.05% due 2/15/35	6,200,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.05% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.05% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.05% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.030% due 12/1/17	3,000,000
10,300,000	0.030% due 6/1/27	10,300,000
11,115,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.04% due 12/1/21	11,115,000
6,500,000	Ohio State University General Receipts,
	0.03% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.03% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.03% due 6/1/35	7,000,000
8,725,000	Ohio State, General Obligation Unlimited, Series C,
	0.03% due 6/15/26	8,725,000
6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.04% due 9/1/35	6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.05% due 9/1/36	5,555,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.05% due 9/1/36	$1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.03% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.05% due 7/1/33	6,275,000
5,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.03% due 7/1/32	5,185,000
10,950,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities, Brown, Series A,
	0.06% due 5/1/35	10,950,000
219,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.16% due 12/1/15	219,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.10% due 5/1/32	12,760,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.06% due 11/1/31	6,925,000
2,860,000	University of North Carolina, Revenue Bonds, Series B,
	0.03% due 12/1/25	2,860,000
8,140,000	University of North Carolina, Revenue Bonds, Series C,
	0.03% due 12/1/25	8,140,000
	University of Texas, University Revenue, Financing System, Series B:
3,005,000	0.030% due 8/1/16	3,005,000
3,470,000	0.050% due 8/1/33	3,470,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,985,000	0.030% due 8/1/34	$3,985,000
9,800,000	0.030% due 8/1/39	9,800,000
6,505,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.04% due 6/1/48	6,505,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $341,407,000)	341,407,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $676,295,000)	676,295,000

FIXED RATE NOTES* — 2.9%
20,000,000	Texas State, General Obligation Unlimited, TRANS,
	1.50% due 8/31/15	20,227,920

	TOTAL FIXED RATE NOTES (Amortized Cost $20,227,920)	20,227,920

TOTAL INVESTMENTS (Amortized Cost $696,522,920)[2]	100.0%	$696,522,920
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	43,356

NET ASSETS	100.0%	$696,566,276

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $696,522,920.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement
TRANS — Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

COUPON TYPE

On October 31, 2014, coupon type of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	97.1%	$676,295,000
Fixed Rate Notes	2.9	20,227,920

TOTAL INVESTMENTS	100.0%	$696,522,920

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Face
Amount		Value

AGENCY NOTES* — 12.1%

	Federal Home Loan Bank — 6.2%
$4,500,000	4.125% due 12/13/19	$4,988,758
19,000,000	5.000% due 11/17/17	21,191,935

		26,180,693

	Federal Home Loan Mortgage Corporation — 4.6%
8,135,000	5.125% due 10/18/16	8,847,358
10,000,000	3.750% due 3/27/19[1]	10,897,470

		19,744,828

	Federal National Mortgage Association — 1.3%
5,000,000	5.000% due 5/11/17	5,517,685

		5,517,685

	TOTAL AGENCY NOTES (Cost $51,182,598)	51,443,206

MORTGAGE-BACKED SECURITIES*,2 — 21.9%

	Federal Home Loan Mortgage Corporation — 4.8%
544	# G00807, 9.500% due 3/1/21	550
463,752	# G12342, 5.500% due 8/1/21	502,385
64,203	# J03604, 5.500% due 10/1/21	67,989
62,924	# J03649, 5.500% due 10/1/21	68,528
241,946	# J03536, 5.500% due 11/1/21	256,033
178,021	# G12442, 6.000% due 11/1/21	195,631
134,444	# G18163, 5.500% due 1/1/22	146,419
497,555	# G13396, 5.500% due 12/1/23	543,289
62,835	# D78677, 8.000% due 3/1/27	65,968
309,380	# C00742, 6.500% due 4/1/29	356,477
90,518	# A57845, 7.000% due 2/1/37	98,196
198,417	# A68937, 6.000% due 11/1/37	223,908
99,010	# A68332, 5.500% due 11/1/37	110,248
541,715	# A70446, 5.000% due 12/1/37	598,520
972,677	# A69653, 5.500% due 12/1/37	1,083,075
843,942	# A73370, 5.000% due 2/1/38	932,438
1,072,087	# A90421, 4.500% due 12/1/39	1,161,582
1,045,195	# A92890, 4.500% due 7/1/40	1,133,396
4,150,635	# A97620, 4.500% due 3/1/41	4,498,406
4,888,221	# C03770, 3.500% due 2/1/42	5,056,836
3,427,335	# Q07651, 3.500% due 4/1/42	3,546,501

		20,646,375

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — 15.8%
$2,618	# 535729, 6.500% due 2/1/16	$2,670
5,604	# 535962, 6.500% due 5/1/16	5,739
2,281	# 595134, 6.500% due 7/1/16	2,328
12,199	# 596498, 6.000% due 7/1/16	12,524
2,791	# 608777, 6.500% due 10/1/16	2,883
52,345	# 625990, 5.500% due 12/1/16	55,293
5,121	# 643340, 6.500% due 3/1/17	5,240
15,386	# 555016, 6.500% due 10/1/17	16,173
100,912	# 686230, 5.500% due 2/1/18	106,632
153,125	# 254685, 5.000% due 4/1/18	161,640
142,634	# 740449, 5.500% due 9/1/18	150,757
61,798	# 768557, 5.500% due 2/1/19	65,346
76,196	# 255159, 5.500% due 3/1/19	81,826
1,323	# 313796, 9.500% due 2/1/21	1,341
1,979	# 125275, 7.000% due 3/1/24	2,204
14,440	# 313795, 9.500% due 1/1/25	15,659
2,174,202	# AH6827, 4.000% due 3/1/26	2,333,531
1,678,501	# AI1657, 4.000% due 4/1/26	1,801,168
2,539,523	# AB3900, 3.000% due 11/1/26	2,641,387
26,261	# 373328, 8.000% due 3/1/27	26,361
2,851,050	# AK4751, 3.000% due 4/1/27	2,965,818
49,733	# 390895, 8.000% due 6/1/27	56,248
7,006,814	# AO0533, 3.000% due 6/1/27	7,288,881
124,056	# 397602, 8.000% due 8/1/27	140,281
2,349	# 499335, 6.500% due 8/1/29	2,666
11,136	# 252806, 7.500% due 10/1/29	13,622
426	# 523497, 7.500% due 11/1/29	489
2,660	# 588945, 7.000% due 6/1/31	2,994
149,933	# 607862, 7.000% due 9/1/31	172,343
14,712	# 656872, 6.500% due 8/1/32	16,824
19,991	# 687575, 7.000% due 2/1/33	20,401
640,702	# 789856, 6.000% due 8/1/34	724,953
224,784	# 820811, 6.000% due 4/1/35	256,150
137,332	# 829202, 5.000% due 7/1/35	152,111
342,703	# 826586, 5.000% due 8/1/35	380,271
58,177	# 867021, 7.000% due 3/1/36	60,258
77,308	# 256216, 7.000% due 4/1/36	85,585
329,276	# 898412, 5.000% due 10/1/36	364,540
96,248	# 910894, 5.000% due 2/1/37	106,556
87,337	# 912456, 6.500% due 3/1/37	99,121
80,137	# 939512, 5.000% due 6/1/37	88,719
195,263	# 959877, 5.000% due 11/1/37	216,175
1,284,850	#973241, 5.000% due 3/1/38	1,422,451

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$315,946	# 975593, 5.000% due 6/1/38	$349,782
462,416	# 257573, 5.500% due 2/1/39	515,833
1,420,516	# AD7128, 4.500% due 7/1/40	1,543,186
8,890,073	# AH1568, 4.500% due 12/1/40	9,709,895
5,114,189	# AH6991, 4.000% due 1/1/41	5,438,306
3,768,378	# AH4004, 4.500% due 3/1/41	4,093,149
3,049,843	# AH8351, 4.000% due 3/1/41	3,242,644
1,957,530	# AJ1315, 4.000% due 9/1/41	2,080,748
2,684,371	# AI8779, 4.000% due 11/1/41	2,853,339
5,352,000	# AJ5958, 4.000% due 12/1/41	5,688,883
2,220,607	# AK5070, 3.500% due 3/1/42	2,304,002
7,168,681	# AK5426, 3.500% due 3/1/42	7,431,251

		67,379,177

	Government National Mortgage Association — 1.3%
14,398	# 460389, 7.000% due 5/15/28	14,576
10,832	# 464049, 7.000% due 7/15/28	12,024
40,247	# 476259, 7.000% due 8/15/28	41,939
12,301	# 485264, 7.500% due 2/15/31	12,707
24,783	# 559304, 7.000% due 9/15/31	28,029
38,044	# 570289, 7.000% due 1/15/32	39,273
498,309	# 652486, 5.500% due 4/15/36	557,435
613,690	# 651859, 5.000% due 6/15/36	679,311
482,548	# 782150, 5.500% due 4/15/37	539,729
107,708	# 608508, 6.000% due 8/15/37	121,483
103,696	# 662521, 6.000% due 8/15/37	116,957
276,131	# 677545, 6.000% due 11/15/37	311,444
246,055	# 676291, 6.000% due 12/15/37	277,522
57,942	# 678831, 5.000% due 1/15/38	63,943
386,842	# 685836, 5.500% due 4/15/38	430,782
1,157,121	# 698235, 5.000% due 6/15/39	1,281,849
866,079	# 716655, 5.000% due 8/15/39	959,744

		5,488,747

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $90,725,442)	93,514,299

CORPORATE NOTES* — 48.4%
2,000,000	American Express Credit Corp.,
	2.250% due 8/15/19	1,999,646
9,050,000	Apple, Inc.,
	1.000% due 5/3/18	8,875,688

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[1]	$10,998,240
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	11,847,110
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	11,170,114
6,556,000	Comcast Corp.,
	6.300% due 11/15/17	7,485,431
11,225,000	EMC Corp.,
	2.650% due 6/1/20	11,065,156
5,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	5,863,465
13,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21	14,763,593
11,000,000	IBM Corp.,
	8.375% due 11/1/19	14,211,659
8,000,000	Intel Corp.,
	3.300% due 10/1/21	8,347,960
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,742,020
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,044,162
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	14,569,267
8,114,000	Procter & Gamble Co. (The),
	5.550% due 3/5/37	10,124,820
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,112,840
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,430,096
8,379,000	Wachovia Corp.,
	5.750% due 2/1/18	9,455,467
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	7,949,760
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	7,179,105
11,000,000	Wells Fargo & Co.,
	4.100% due 6/3/26	11,157,036

	TOTAL CORPORATE NOTES (Cost $199,200,604)	206,392,635

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

US TREASURY NOTES/BONDS* — 14.3%
$10,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	$11,403,910
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	17,234,937
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	5,092,190
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	13,117,500
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	6,996,171
7,500,000	U.S. Treasury Notes,
	1.250% due 10/31/19[1]	7,364,063

	TOTAL US TREASURY NOTES/BONDS (Cost $59,280,688)	61,208,771

MUNICIPAL BONDS* — 2.0%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,242,845
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,275,878

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,518,723

REPURCHASE AGREEMENTS* — 1.4%
6,000,000	With Societe Generale, dated 10/31/14, 0.080%, principal and interest in the amount of $6,000,040, due 11/3/14, (collateralized by a U.S. Treasury Bond with a par value of $6,340,000, coupon rate of 1.625%, due 11/15/22, market value of $6,120,002)	6,000,000
45,301	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $45,301, due 11/3/14, (collateralized by a FNMA security with a par value of $47,465, coupon rate of 3.500%, due 2/25/42, market value of $49,359)	45,301

	TOTAL REPURCHASE AGREEMENTS (Cost $6,045,301)	6,045,301

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.9%
20,903,443	State Street Navigator Securities Lending Prime Portfolio	$20,903,443

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $20,903,443)	20,903,443

TOTAL INVESTMENTS (Cost $435,573,076)[3]	105.0%	$448,026,378
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.0)	(21,498,619)

NET ASSETS	100.0%	$426,527,759

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at October 31, 2014.
[3]	Aggregate cost for federal tax purposes was $435,573,076.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

SECTOR DIVERSIFICATION

On October 31, 2014, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Corporate	48.4%	$206,392,635
Federal National Mortgage Association	17.1	72,896,862
US Treasury Notes/Bonds	14.3	61,208,771
Federal Home Loan Mortgage Corporation	9.4	40,391,203
Federal Home Loan Bank	6.2	26,180,693
Municipal Bonds	2.0	8,518,723
Government National Mortgage Association	1.3	5,488,747

TOTAL	98.7%	$421,077,634
REPURCHASE AGREEMENTS	1.4	6,045,301
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.9	20,903,443

TOTAL INVESTMENTS	105.0%	$448,026,378

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 100.0%

	Aerospace & Defense — 5.2%
42,500	Boeing Co. (The)	$5,308,675
41,200	Raytheon Co.	4,279,856

		9,588,531

	Banks — 8.9%
100,100	JPMorgan Chase & Co.	6,054,048
52,400	PNC Financial Services Group, Inc.	4,526,836
111,175	Wells Fargo & Co.	5,902,281

		16,483,165

	Beverages — 2.2%
42,000	PepsiCo, Inc.	4,039,140

	Capital Markets — 4.9%
73,560	Franklin Resources, Inc.	4,090,672
33,000	Northern Trust Corp.	2,187,900
34,000	T Rowe Price Group, Inc.	2,791,060

		9,069,632

	Chemicals — 1.0%
16,110	Monsanto Co.	1,853,294

	Communications Equipment — 1.1%
85,000	Cisco Systems, Inc.	2,079,950

	Consumer Finance — 3.7%
26,620	American Express Co.	2,394,469
69,700	Discover Financial Services	4,445,466

		6,839,935

	Electrical Equipment — 1.6%
26,280	Hubbell, Inc. — Class B	2,980,415

	Electronic Equipment, Instruments & Components — 1.5%
56,530	Amphenol Corp. — Class A	2,859,287

	Energy Equipment & Services — 4.8%
40,385	National Oilwell Varco, Inc.	2,933,567
60,770	Schlumberger, Ltd.	5,995,568

		8,929,135

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 2.8%
67,775	Wal-Mart Stores, Inc.	$5,169,199

	Health Care Equipment & Supplies — 4.2%
43,895	Baxter International, Inc.	3,078,795
68,500	Medtronic, Inc.	4,668,960

		7,747,755

	Health Care Providers & Services — 4.1%
36,000	Laboratory Corp. of America Holdings[1]	3,934,440
85,000	Patterson Cos., Inc.	3,664,350

		7,598,790

	Hotels, Restaurants & Leisure — 1.0%
25,160	Yum! Brands, Inc.	1,807,243

	Insurance — 1.9%
31,250	ACE, Ltd.	3,415,625

	Internet & Catalog Retail — 2.1%
3,270	Priceline Group, Inc. (The)[1]	3,944,307

	IT Services — 8.5%
49,290	Accenture PLC — Class A	3,998,405
28,060	Cognizant Technology Solutions Corp. — Class A1	1,370,731
61,000	Gartner, Inc.[1]	4,923,310
43,000	Global Payments, Inc.	3,461,500
22,500	Mastercard, Inc. — Class A	1,884,375

		15,638,321

	Machinery — 4.3%
47,500	Danaher Corp.	3,819,000
32,425	Parker-Hannifin Corp.	4,118,948

		7,937,948

	Media — 1.5%
35,900	Scripps Networks Interactive, Inc. — Class A	2,772,916

	Multi-line Retail — 2.7%
80,740	Dollar Tree, Inc.[1]	4,890,422

	Oil, Gas & Consumable Fuels — 3.8%
57,790	Chevron Corp.	6,931,910

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 8.0%
91,950	Abbott Laboratories	$4,008,100
67,000	Eli Lilly & Co.	4,444,110
32,610	Johnson & Johnson	3,514,706
77,000	Roche Holding AG, Sponsored ADR	2,834,370

		14,801,286

	Software — 3.2%
149,755	Oracle Corp.	5,847,933

	Specialty Retail — 6.1%
13,985	Advance Auto Parts, Inc.	2,055,236
48,415	Home Depot, Inc.	4,721,431
54,330	Ross Stores, Inc.	4,385,517

		11,162,184

	Technology Hardware, Storage & Peripherals — 7.9%
99,070	Apple, Inc.	10,699,560
89,000	NetApp, Inc.	3,809,200

		14,508,760

	Tobacco — 2.1%
42,645	Philip Morris International, Inc.	3,795,831

	Trading Companies & Distributors — 0.9%
6,750	WW Grainger, Inc.	1,665,900

	TOTAL COMMON STOCKS (Cost $123,359,187)	184,358,814

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.1%
$225,481	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $225,481, due 11/3/14, (collateralized by a FNMA security with a par value of $222,720, coupon rate of 3.500%, due 2/25/42, market value of $231,609)	$225,481

	TOTAL REPURCHASE AGREEMENT (Cost $225,481)	225,481

TOTAL INVESTMENTS (Cost $123,584,668)[2]	100.1%	$184,584,295
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(216,750)

NET ASSETS	100.0%	$184,367,545

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $123,614,404.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banks	8.9%	$16,483,165
IT Services	8.5	15,638,321
Pharmaceuticals	8.0	14,801,286
Technology Hardware, Storage & Peripherals	7.9	14,508,760
Specialty Retail	6.1	11,162,184
Aerospace & Defense	5.2	9,588,531
Capital Markets	4.9	9,069,632
Energy Equipment & Services	4.8	8,929,135
Machinery	4.3	7,937,948
Health Care Equipment & Supplies	4.2	7,747,755
Health Care Providers & Services	4.1	7,598,790
Oil, Gas & Consumable Fuels	3.8	6,931,910
Consumer Finance	3.7	6,839,935
Software	3.2	5,847,933
Food & Staples Retailing	2.8	5,169,199
Multi-line Retail	2.7	4,890,422
Beverages	2.2	4,039,140
Internet & Catalog Retail	2.1	3,944,307
Tobacco	2.1	3,795,831
Insurance	1.9	3,415,625
Electrical Equipment	1.6	2,980,415
Electronic Equipment, Instruments & Components	1.5	2,859,287
Media	1.5	2,772,916
Communications Equipment	1.1	2,079,950
Chemicals	1.0	1,853,294
Hotels, Restaurants & Leisure	1.0	1,807,243
Trading Companies & Distributors	0.9	1,665,900

TOTAL COMMON STOCKS	100.0%	$184,358,814
REPURCHASE AGREEMENTS	0.1	225,481

TOTAL INVESTMENTS	100.1%	$184,584,295

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 98.1%

	Aerospace & Defense — 2.6%
608,237	Orbital Sciences Corp.[1]	$15,996,632
384,643	Triumph Group, Inc.	26,782,692

		42,779,324

	Apparel Retailers — 0.3%
218,903	Finish Line, Inc. (The) — Class A	5,794,362

	Automotive — 5.4%
1,099,987	American Axle & Manufacturing Holdings, Inc.[1]	21,262,749
225,157	Lithia Motors, Inc. — Class A	17,476,686
325,227	Tenneco Automotive, Inc.[1]	17,028,886
397,153	Thor Industries, Inc.	21,005,422
1,340,782	Wabash National Corp.[1,2]	13,810,055

		90,583,798

	Banking — 9.4%
1,056,206	BBCN Bancorp, Inc.	14,934,753
341,645	Chemical Financial Corp.	10,174,188
210,303	Community Trust Bancorp, Inc.	7,560,393
290,828	Euronet Worldwide, Inc.[1]	15,608,739
920,174	FirstMerit Corp.	16,885,193
356,499	Lakeland Financial Corp.	14,773,319
372,136	WesBanco, Inc.	12,823,807
1,034,317	Western Alliance Bancorp[1]	27,533,518
1,601,119	Wilshire Bancorp, Inc.	15,851,078
458,914	Wintrust Financial Corp.	21,256,896

		157,401,884

	Commercial Services — 9.1%
798,996	AMN Healthcare Services, Inc.[1]	13,702,781
553,512	Cardtronics, Inc.[1]	21,249,326
505,040	Grand Canyon Education, Inc.[1]	24,191,416
755,997	Korn/Ferry International[1]	21,114,996
665,309	MAXIMUS, Inc.	32,240,874
354,154	Myriad Genetics, Inc.[1,2]	13,985,542
375,263	TAL International Group, Inc.[1]	16,185,093
376,044	TrueBlue, Inc.[1]	9,295,808

		151,965,836

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 2.9%
622,310	ARRIS Group, Inc.[1]	$18,681,746
292,391	Plantronics, Inc.	15,166,321
391,680	Ubiquiti Networks, Inc.	14,010,394

		47,858,461

	Computer Software & Processing — 4.3%
553,512	iGATE Corp.[1]	20,507,620
934,246	MedAssets, Inc.[1]	20,235,768
748,180	Mentor Graphics Corp.	15,853,934
924,865	Sapient Corp.[1]	16,018,662

		72,615,984

	Computers & Information — 1.3%
493,314	Electronics for Imaging, Inc.[1]	22,554,316

	Electric Utilities — 1.6%
233,757	IDACORP, Inc.	14,780,455
345,554	Portland General Electric Co.	12,581,621

		27,362,076

	Electrical Equipment — 3.1%
240,792	AZZ, Inc.	11,259,434
274,410	EnerSys	17,232,948
235,321	Littelfuse, Inc.	22,953,210

		51,445,592

	Electronics — 4.8%
704,399	Finisar Corp.[1,2]	11,777,551
494,877	Integrated Device Technology, Inc.[1]	8,120,932
675,472	Integrated Silicon Solution, Inc.	9,172,910
664,527	Microsemi Corp.[1]	17,324,219
1,294,655	RF Micro Devices, Inc.[1,2]	16,843,461
250,956	Synaptics, Inc.[1]	17,172,919

		80,411,992

	Entertainment & Leisure — 1.9%
371,353	Carmike Cinemas, Inc.[1]	11,901,863
543,349	Cinemark Holdings, Inc.	19,191,087

		31,092,950

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 2.6%
518,331	Kite Realty Group Trust	$13,419,589
619,183	PennyMac Mortgage Investment Trust	13,368,161
1,372,053	Summit Hotel Properties, Inc.	15,970,697

		42,758,447

	Forest Products & Paper — 3.0%
647,328	Boise Cascade Co.[1]	23,342,648
1,140,640	Graphic Packaging Holding Co.[1]	13,835,963
395,589	KapStone Paper and Packaging Corp.[1]	12,168,317

		49,346,928

	Health Care Providers — 4.1%
353,371	Acadia Healthcare Co., Inc.[1]	21,926,671
417,480	Amsurg Corp.[1]	22,548,095
533,967	VCA, Inc.[1]	24,332,876

		68,807,642

	Heavy Construction — 1.3%
740,361	Primoris Services Corp.	21,263,168

	Heavy Machinery — 3.2%
595,729	Brunswick Corp.	27,880,117
1,239,928	Entegris, Inc.[1]	16,838,223
354,935	Matrix Service Co.[1]	8,894,671

		53,613,011

	Home Construction, Furnishings & Appliances — 2.4%
189,195	Helen of Troy, Ltd.[1]	11,701,711
772,234	La-Z-Boy, Inc.	17,653,269
306,465	Movado Group, Inc.	10,818,214

		40,173,194

	Industrial — 0.6%
152,450	Crane Co.	9,505,257

	Insurance — 7.4%
750,524	American Equity Investment Life Holding Co.	19,371,025
381,517	Amtrust Financial Services, Inc.[2]	17,118,668
265,029	Centene Corp.[1]	24,560,237
1,355,634	CNO Financial Group, Inc.	24,577,644

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

291,610	Horace Mann Educators Corp.	$8,867,860
1,137,514	Radian Group, Inc.	19,167,111
727,071	RPX Corp.[1]	10,215,348

		123,877,893

	Lodging — 1.2%
605,893	Chesapeake Lodging Trust	20,018,705

	Media — Broadcasting & Publishing — 2.2%
371,353	Ryman Hospitality Properties	18,326,270
609,019	Sinclair Broadcast Group, Inc. — Class A	17,692,002

		36,018,272

	Medical Supplies — 3.3%
298,647	Cyberonics, Inc.[1]	15,678,967
833,394	Depomed, Inc.[1]	12,834,268
437,806	STERIS Corp.	27,056,411

		55,569,646

	Metals & Mining — 1.0%
523,804	Trimas Corp.[1]	16,583,635

	Oil & Gas — 2.2%
441,715	Rosetta Resources, Inc.[1]	16,798,421
410,443	Sanchez Energy Corp.[1,2]	7,006,262
508,949	Stone Energy Corp.[1]	12,469,251

		36,273,934

	Pharmaceuticals — 2.4%
362,753	Akorn, Inc.[1,2]	16,160,646
537,875	Emergent Biosolutions, Inc.[1]	12,166,733
271,283	Enanta Pharmaceuticals, Inc.[1]	11,665,169

		39,992,548

	Real Estate — 1.5%
1,151,586	Hilltop Holdings, Inc.[1]	25,369,440

	Real Estate Investment Trusts — 3.2%
1,343,907	Ashford Hospitality Trust, Inc.	15,186,149
1,171,131	Brandywine Realty Trust	18,070,552
630,127	DuPont Fabros Technology, Inc.	19,515,033

		52,771,734

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Restaurants — 2.3%
136,033	Buffalo Wild Wings, Inc.[1,2]	$20,307,006
609,019	Texas Roadhouse, Inc.	17,582,379

		37,889,385

	Retailers — 0.6%
314,282	Zumiez, Inc.[1]	10,490,733

	Telecommunications — 2.4%
384,643	j2 Global, Inc.	20,805,340
687,981	MasTec, Inc.[1,2]	19,703,776

		40,509,116

	Textiles, Clothing & Fabrics — 0.9%
500,350	Steven Madden, Ltd.[1]	15,685,972

	Transportation — 2.8%
339,300	ArcBest Corp.	13,130,910
171,995	Greenbrier Cos., Inc.	10,756,567
953,792	Swift Transportation Co.[1]	23,558,663

		47,446,140

	Water Companies — 0.8%
394,807	American States Water Co.	14,126,194

	TOTAL COMMON STOCKS (Cost $1,459,953,900)	1,639,957,569

Face
Amount

REPURCHASE AGREEMENT* — 3.1%
$50,855,376	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $50,855,418, due 11/3/14, (collateralized by a FHLMC security with a par value of $22,529,534, coupon rate of 3.500%, due 2/15/41, market value of $23,648,959 and by a FNMA security with a par value of $26,577,330, coupon rate of 3.246%, due 5/1/41, market value of $28,224,141)	50,855,376

	TOTAL REPURCHASE AGREEMENT (Cost $50,855,376)	50,855,376

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.7%
95,306,769	State Street Navigator Securities Lending Prime Portfolio	$95,306,769

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $95,306,769)	95,306,769

TOTAL INVESTMENTS (Cost $1,606,116,045)[3]	106.9%	$1,786,119,714
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.9)	(114,993,739)

NET ASSETS	100.0%	$1,671,125,975

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,608,242,481.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banking	9.4%	$157,401,884
Commercial Services	9.1	151,965,836
Insurance	7.4	123,877,893
Automotive	5.4	90,583,798
Electronics	4.8	80,411,992
Computer Software & Processing	4.3	72,615,984
Health Care Providers	4.1	68,807,642
Medical Supplies	3.3	55,569,646
Heavy Machinery	3.2	53,613,011
Real Estate Investment Trusts	3.2	52,771,734
Electrical Equipment	3.1	51,445,592
Forest Products & Paper	3.0	49,346,928
Communications	2.9	47,858,461
Transportation	2.8	47,446,140
Aerospace & Defense	2.6	42,779,324
Financial Services	2.6	42,758,447
Telecommunications	2.4	40,509,116
Home Construction, Furnishings & Appliances	2.4	40,173,194
Pharmaceuticals	2.4	39,992,548
Restaurants	2.3	37,889,385
Oil & Gas	2.2	36,273,934
Media — Broadcasting & Publishing	2.2	36,018,272
Entertainment & Leisure	1.9	31,092,950
Electric Utilities	1.6	27,362,076
Real Estate	1.5	25,369,440
Computers & Information	1.3	22,554,316
Heavy Construction	1.3	21,263,168
Lodging	1.2	20,018,705
Metals & Mining	1.0	16,583,635
Textiles, Clothing & Fabrics	0.9	15,685,972
Water Companies	0.8	14,126,194

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Retailers	0.6%	$10,490,733
Industrial	0.6	9,505,257
Apparel Retailers	0.3	5,794,362

TOTAL COMMON STOCKS	98.1%	$1,639,957,569
REPURCHASE AGREEMENTS	3.1	50,855,376
INVESTMENTS OF SECURITY LENDING COLLATERAL	5.7	95,306,769

TOTAL INVESTMENTS	106.9%	$1,786,119,714

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 97.2%

	Advertising — 2.3%
10,805	Interpublic Group of Cos., Inc. (The)	$209,509

	Aerospace & Defense — 3.7%
2,648	BE Aerospace, Inc.[1]	197,144
3,680	Spirit AeroSystems Holdings, Inc. — Class A1	144,771

		341,915

	Automotive — 6.5%
5,123	Dana Holding Corp.	104,817
1,690	Lear Corp.	156,325
3,585	Penske Auto Group, Inc.	162,185
1,809	WABCO Holdings, Inc.[1]	176,160

		599,487

	Banking — 8.3%
4,617	East West Bancorp, Inc.	169,721
16,216	First Niagara Financial Group, Inc.	121,458
20,130	Huntington Bancshares, Inc.	199,488
2,249	Prosperity Bancshares, Inc.	135,817
4,979	Zions BanCorp.	144,242

		770,726

	Building Materials — 2.1%
5,793	Quanta Services, Inc.[1]	197,425

	Chemicals — 1.2%
2,862	Axiall Corp.	115,339

	Commercial Services — 2.2%
2,590	Global Payments, Inc.	208,495

	Communications — 1.9%
2,492	Harris Corp.	173,443

	Computer Software & Processing — 2.0%
1,484	F5 Networks, Inc.[1]	182,502

	Computers & Information — 3.0%
16,319	Brocade Communications Systems, Inc.	175,103
4,210	Pitney Bowes, Inc.	104,155

		279,258

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 2.3%
3,265	Ball Corp.	$210,364

	Electric Utilities — 2.4%
6,714	CMS Energy Corp.	219,346

	Electrical Equipment — 1.4%
1,817	Lincoln Electric Holdings, Inc.	131,696

	Electronics — 7.3%
2,360	Arrow Electronics, Inc.[1]	134,190
3,729	Avnet, Inc.	161,279
11,755	ON Semiconductor Corp.[1]	97,449
4,827	Skyworks Solutions, Inc.	281,124

		674,042

	Financial Services — 4.6%
5,440	LaSalle Hotel Properties	213,303
6,587	RLJ Lodging Trust	212,233

		425,536

	Forest Products & Paper — 1.4%
2,590	Rock-Tenn Co. — Class A	132,479

	Health Care Providers — 4.3%
3,178	Community Health Systems, Inc.[1]	174,695
3,524	Mednax, Inc.[1]	220,003

		394,698

	Heavy Machinery — 4.0%
4,272	Brunswick Corp.	199,929
1,998	Varian Medical Systems, Inc.[1]	168,072

		368,001

	Home Construction, Furnishings & Appliances — 1.2%
1,131	Fossil Group, Inc.[1]	114,977

	Household Products — 1.8%
1,332	Energizer Holdings, Inc.	163,370

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 6.4%
6,196	Assured Guaranty, Ltd.	$143,004
5,551	Lincoln National Corp.	303,973
2,220	WellCare Health Plans, Inc.[1]	150,671

		597,648

	Miscellaneous — 4.9%
6,163	Corrections Corp. of America	226,675
3,520	Jarden Corp.[1]	229,117

		455,792

	Oil & Gas — 3.6%
1,575	Oil States International, Inc.[1]	94,091
4,247	QEP Resources, Inc.	106,472
2,228	Whiting Petroleum Corp.[1]	136,443

		337,006

	Pharmaceuticals — 3.4%
1,032	Salix Pharmaceuticals, Ltd.[1]	148,453
1,283	United Therapeutics Corp.[1]	168,035

		316,488

	Real Estate — 1.8%
1,233	Jones Lang Lasalle, Inc.	166,714

	Real Estate Investment Trusts — 3.2%
6,817	BioMed Realty Trust, Inc.	148,065
3,816	Omega Healthcare Investors, Inc.	145,619

		293,684

	Restaurants — 1.9%
3,273	Brinker International, Inc.	175,564

	Retailers — 3.0%
983	Advance Auto Parts, Inc.	144,462
25,434	Rite Aid Corp.[1]	133,528

		277,990

	Textiles, Clothing & Fabrics — 1.4%
1,229	Hanesbrands, Inc.	129,795

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 3.7%
2,150	Expedia, Inc.	$182,685
4,408	Trinity Industries, Inc.	157,410

		340,095

	TOTAL COMMON STOCKS (Cost $8,536,779)	9,003,384

Face
Amount

REPURCHASE AGREEMENT* — 5.6%
$522,091	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $522,091, due 11/3/14, (collateralized by a FNMA security with a par value of $514,812, coupon rate of 3.500%, due 2/25/42, market value of $535,358)	522,091

	TOTAL REPURCHASE AGREEMENT (Cost $522,091)	522,091

TOTAL INVESTMENTS (Cost $9,058,870)[2]	102.8%	$9,525,475
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8)	(260,547)

NET ASSETS	100.0%	$9,264,928

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $9,063,726.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banking	8.3%	$770,726
Electronics	7.3	674,042
Automotive	6.5	599,487
Insurance	6.4	597,648
Miscellaneous	4.9	455,792
Financial Services	4.6	425,536
Health Care Providers	4.3	394,698
Heavy Machinery	4.0	368,001
Aerospace & Defense	3.7	341,915
Transportation	3.7	340,095
Oil & Gas	3.6	337,006
Pharmaceuticals	3.4	316,488
Real Estate Investment Trusts	3.2	293,684
Computers & Information	3.0	279,258
Retailers	3.0	277,990
Electric Utilities	2.4	219,346
Containers & Packaging	2.3	210,364
Advertising	2.3	209,509
Commercial Services	2.2	208,495
Building Materials	2.1	197,425
Computer Software & Processing	2.0	182,502
Restaurants	1.9	175,564
Communications	1.9	173,443
Real Estate	1.8	166,714
Household Products	1.8	163,370
Forest Products & Paper	1.4	132,479
Electrical Equipment	1.4	131,696
Textiles, Clothing & Fabrics	1.4	129,795
Chemicals	1.2	115,339
Home Construction, Furnishings & Appliances	1.2	114,977

TOTAL COMMON STOCKS	97.2%	$9,003,384
REPURCHASE AGREEMENTS	5.6	522,091

TOTAL INVESTMENTS	102.8%	$9,525,475

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 99.7%

	Airlines — 3.1%
30,005	Alaska Air Group, Inc.	$1,597,166
8,635	FedEx Corp.	1,445,499

		3,042,665

	Automotive — 1.3%
22,990	BorgWarner, Inc.	1,310,890

	Banking — 5.3%
24,010	Capital One Financial Corp.	1,987,308
28,745	Discover Financial Services	1,833,356
139,655	Huntington Bancshares, Inc.	1,383,981

		5,204,645

	Beverages, Food & Tobacco — 3.0%
16,290	Constellation Brands, Inc.[1]	1,491,187
36,880	Tyson Foods, Inc. — Class A	1,488,108

		2,979,295

	Building Materials — 3.2%
62,035	Ingram Micro, Inc. — Class A1	1,665,019
45,010	Quanta Services, Inc.[1]	1,533,941

		3,198,960

	Chemicals — 1.4%
14,865	LyondellBasell Industries N.V. — Class A	1,362,080

	Commercial Services — 3.3%
20,460	Manpowergroup, Inc.	1,365,705
16,915	United Rentals, Inc.[1,2]	1,861,665

		3,227,370

	Computer Software & Processing — 1.9%
32,285	Fidelity National Information Services, Inc.	1,885,121

	Computers & Information — 3.9%
62,380	Hewlett-Packard Co.	2,238,195
75,455	Jabil Circuit, Inc.	1,580,782

		3,818,977

	Containers & Packaging — 1.4%
21,165	Ball Corp.	1,363,661

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Electronics — 3.3%
28,940	Arrow Electronics, Inc.[1]	$1,645,528
26,980	TE Connectivity, Ltd.	1,649,288

		3,294,816

	Entertainment & Leisure — 2.4%
29,890	Time Warner, Inc.	2,375,358

	Financial Services — 5.1%
14,935	Ameriprise Financial, Inc.	1,884,349
80,625	Navient Corp.	1,594,762
34,135	Realty Income Corp.	1,571,234

		5,050,345

	Food Retailers — 1.7%
30,065	Kroger Co. (The)	1,674,921

	Health Care Providers — 3.2%
28,090	Community Health Systems, Inc.[1]	1,544,107
22,935	HCA Holdings, Inc.[1]	1,606,597

		3,150,704

	Heavy Machinery — 2.9%
22,650	Cameron International Corp.[1,2]	1,348,807
10,215	Cummins, Inc.	1,493,229

		2,842,036

	Household Products — 1.8%
13,280	Snap-On, Inc.	1,754,819

	Insurance — 18.6%
41,150	American International Group, Inc.	2,204,405
20,185	CIGNA Corp.	2,009,820
33,110	Lincoln National Corp.	1,813,104
33,315	Principal Financial Group, Inc.	1,744,707
20,660	Prudential Financial, Inc.	1,829,236
18,910	Reinsurance Group of America, Inc.	1,593,168
26,095	UnitedHealth Group, Inc.	2,479,286
44,950	Unum Group	1,504,027
39,290	Voya Financial, Inc.	1,542,133
31,275	WR Berkley Corp.	1,611,913

		18,331,799

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Medical Supplies — 1.7%
27,400	Ingersoll-Rand PLC	$1,715,788

	Miscellaneous — 1.5%
50,735	LKQ Corp.[1]	1,449,499

	Oil & Gas — 5.6%
26,880	Baker Hughes, Inc.	1,423,565
25,830	Halliburton Co.	1,424,266
15,455	Helmerich & Payne, Inc.	1,341,803
72,505	Nabors Industries, Ltd.	1,294,214

		5,483,848

	Pharmaceuticals — 7.9%
6,080	Actavis PLC[1]	1,475,859
22,350	Cardinal Health, Inc.	1,754,028
23,290	Endo International PLC[1]	1,558,567
7,735	McKesson Corp.	1,573,376
26,600	Mylan, Inc.[1]	1,424,430

		7,786,260

	Producer Manufacturing — 1.8%
37,725	Johnson Controls, Inc.	1,782,506

	Real Estate — 1.6%
11,755	Jones Lang Lasalle, Inc.	1,589,394

	Real Estate Investment Trusts — 1.7%
23,520	Health Care REIT, Inc.	1,672,507

	Retailers — 5.8%
29,690	CVS Health Corp.	2,547,699
20,045	Express Scripts Holding Co.[1,2]	1,539,857
28,480	Foot Locker, Inc.	1,595,165

		5,682,721

	Technology — 2.0%
70,060	EMC Corp.	2,012,824

	Textiles, Clothing & Fabrics — 1.6%
11,270	Mohawk Industries, Inc.[1]	1,600,791

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 1.7%
25,400	Royal Caribbean Cruises, Ltd.	$1,726,438

	TOTAL COMMON STOCKS (Cost $82,607,437)	98,371,038

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$334,191	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $334,191, due 11/3/14, (collateralized by a FNMA security with a par value of $327,742, coupon rate of 3.036%, due 1/1/42, market value of $341,809)	334,191

	TOTAL REPURCHASE AGREEMENT (Cost $334,191)	334,191

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.7%
4,619,309	State Street Navigator Securities Lending Prime Portfolio	4,619,309

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,619,309)	4,619,309

TOTAL INVESTMENTS (Cost $87,560,937)[3]	104.7%	$103,324,538
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(4,682,687)

NET ASSETS	100.0%	$98,641,851

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $87,630,103.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	18.6%	$18,331,799
Pharmaceuticals	7.9	7,786,260
Retailers	5.8	5,682,721
Oil & Gas	5.6	5,483,848
Banking	5.3	5,204,645
Financial Services	5.1	5,050,345
Computers & Information	3.9	3,818,977
Electronics	3.3	3,294,816
Commercial Services	3.3	3,227,370
Building Materials	3.2	3,198,960
Health Care Providers	3.2	3,150,704
Airlines	3.1	3,042,665
Beverages, Food & Tobacco	3.0	2,979,295
Heavy Machinery	2.9	2,842,036
Entertainment & Leisure	2.4	2,375,358
Technology	2.0	2,012,824
Computer Software & Processing	1.9	1,885,121
Producer Manufacturing	1.8	1,782,506
Household Products	1.8	1,754,819
Transportation	1.7	1,726,438
Medical Supplies	1.7	1,715,788
Food Retailers	1.7	1,674,921
Real Estate Investment Trusts	1.7	1,672,507
Textiles, Clothing & Fabrics	1.6	1,600,791
Real Estate	1.6	1,589,394
Miscellaneous	1.5	1,449,499
Containers & Packaging	1.4	1,363,661
Chemicals	1.4	1,362,080
Automotive	1.3	1,310,890

TOTAL COMMON STOCKS	99.7%	$98,371,038
REPURCHASE AGREEMENTS	0.3	334,191
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.7	4,619,309

TOTAL INVESTMENTS	104.7%	$103,324,538

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 99.6%

	Auto Components — 1.1%
3,380	Tenneco Automotive, Inc.[1]	$176,977
10,834	Tower International, Inc.[1]	263,266

		440,243

	Banks — 8.9%
30,398	Boston Private Financial Holdings, Inc.	399,734
25,824	CVB Financial Corp.	407,503
28,930	First Midwest Bancorp, Inc.	485,735
6,492	MB Financial, Inc.	204,822
36,907	National Penn Bancshares, Inc.	379,773
18,559	PrivateBancorp, Inc.	599,827
23,630	United Community Banks, Inc.	426,049
52,508	Wilshire Bancorp, Inc.	519,829

		3,423,272

	Biotechnology — 2.0%
17,804	Emergent Biosolutions, Inc.[1]	402,726
28,986	Sangamo Biosciences, Inc.[1,2]	351,890

		754,616

	Capital Markets — 2.1%
7,563	Evercore Partners, Inc. — Class A	391,536
23,005	Investment Technology Group, Inc.[1]	412,480

		804,016

	Chemicals — 0.6%
11,717	Calgon Carbon Corp.[1]	246,408

	Commercial Services & Supplies — 1.6%
6,540	Deluxe Corp.	397,632
4,521	HNI Corp.	210,905

		608,537

	Communications Equipment — 5.0%
11,847	Dycom Industries, Inc.[1]	371,877
59,082	Harmonic, Inc.[1]	394,077
11,758	MasTec, Inc.[1,2]	336,749
12,770	NETGEAR, Inc.[1]	434,691
28,687	Polycom, Inc.[1]	375,226

		1,912,620

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Consumer Finance — 3.4%
3,238	Credit Acceptance Corp.[1]	$477,800
19,600	Green Dot Corp. — Class A1	468,440
5,158	World Acceptance Corp.[1,2]	369,622

		1,315,862

	Diversified Consumer Services — 2.9%
7,160	Capella Education Co.	506,499
7,066	Grand Canyon Education, Inc.[1]	338,461
23,417	K12, Inc.[1]	290,371

		1,135,331

	Diversified Telecommunication Services — 0.6%
13,895	Inteliquent, Inc.	233,853

	Electrical Equipment — 0.9%
5,291	EnerSys	332,275

	Electronic Equipment, Instruments & Components — 1.0%
20,771	Newport Corp.[1]	371,593

	Energy Equipment & Services — 2.4%
11,532	Forum Energy Technologies, Inc.[1]	314,824
12,800	Newpark Resources, Inc.[1,2]	146,304
23,478	Tesco Corp.	447,021

		908,149

	Food & Staples Retailing — 1.7%
7,210	Andersons (The), Inc.	459,493
5,301	Fresh Market, Inc. (The)[1,2]	194,600

		654,093

	Food Products — 1.1%
5,105	Sanderson Farms, Inc.	428,718

	Health Care Equipment & Supplies — 4.7%
20,161	Natus Medical, Inc.[1]	685,474
10,210	NuVasive, Inc.[1]	417,589
8,375	STERIS Corp.	517,575
9,706	SurModics, Inc.[1]	210,135

		1,830,773

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 4.3%
8,595	Molina Healthcare, Inc.[1]	$418,061
2,691	MWI Veterinary Supply, Inc.[1]	456,542
8,289	Providence Service Corp. (The)[1]	366,208
29,213	Select Medical Holdings Corp.	421,251

		1,662,062

	Health Care Technology — 1.4%
16,568	Omnicell, Inc.[1]	535,312

	Hotels, Restaurants & Leisure — 3.0%
2,533	Buffalo Wild Wings, Inc.[1,2]	378,126
4,379	Cheesecake Factory, Inc. (The)	201,171
14,205	Krispy Kreme Doughnuts, Inc.[1,2]	268,759
26,257	Ruth’s Hospitality Group, Inc.	319,548

		1,167,604

	Household Durables — 1.8%
6,518	Helen of Troy, Ltd.[1]	403,138
13,015	La-Z-Boy, Inc.	297,523

		700,661

	Insurance — 0.5%
4,593	AMERISAFE, Inc.	191,528

	Internet Software & Services — 5.0%
14,403	Blucora, Inc.[1]	244,131
16,100	Conversant, Inc.[1]	567,525
53,984	Dice Holdings, Inc.[1]	538,221
8,893	Perficient, Inc.[1]	147,446
9,677	WebMD Health Corp.[1]	413,014

		1,910,337

	IT Services — 5.5%
13,486	ExlService Holdings, Inc.[1]	377,473
11,027	Heartland Payment Systems, Inc.	569,545
7,611	MAXIMUS, Inc.	368,829
13,500	NeuStar, Inc. — Class A1,2	356,535
17,413	TeleTech Holdings, Inc.[1]	449,429

		2,121,811

	Leisure Equipment & Products — 0.8%
32,026	Smith & Wesson Holding Corp.[1]	325,384

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 2.5%
9,385	Cambrex Corp.[1]	$197,836
16,527	Luminex Corp.[1]	314,013
8,341	Parexel International Corp.[1]	452,999

		964,848

	Machinery — 6.7%
12,684	Altra Industrial Motion Corp.	399,800
24,419	Blount International, Inc.[1]	373,855
3,440	CIRCOR International, Inc.	258,516
25,840	Federal Signal Corp.	366,928
5,344	Greenbrier Cos., Inc.	334,214
12,633	Hillenbrand, Inc.	420,552
14,071	Rexnord Corp.[1]	415,798

		2,569,663

	Metals & Mining — 1.5%
6,845	US Silica Holdings, Inc.	307,340
7,144	Worthington Industries, Inc.	276,116

		583,456

	Oil, Gas & Consumable Fuels — 2.0%
16,879	Delek US Holdings, Inc.	572,029
16,950	Northern Oil and Gas, Inc.[1,2]	191,535

		763,564

	Paper & Forest Products — 2.1%
6,547	Clearwater Paper Corp.[1]	421,299
13,285	KapStone Paper and Packaging Corp.[1]	408,647

		829,946

	Pharmaceuticals — 1.1%
7,462	Lannett Co., Inc.[1,2]	423,245

	Professional Services — 2.0%
13,014	Korn/Ferry International[1]	363,481
15,983	TrueBlue, Inc.[1]	395,100

		758,581

	Real Estate Investment Trusts — 6.8%
23,988	Associated Estates Realty Corp.	468,486
13,300	Coresite Realty Corp.	492,366
33,076	DiamondRock Hospitality Co.	474,641

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

13,390	DuPont Fabros Technology, Inc.	$414,688
4,851	Potlatch Corp.	213,395
42,093	Strategic Hotels & Resorts, Inc.[1]	540,895

		2,604,471

	Road & Rail — 1.2%
12,019	ArcBest Corp.	465,135

	Semiconductors & Semiconductor Equipment — 2.5%
12,187	Ceva, Inc.[1]	198,648
11,717	Cirrus Logic, Inc.[1]	226,138
40,430	RF Micro Devices, Inc.[1,2]	525,994

		950,780

	Software — 3.4%
59,422	Kofax, Ltd.[1]	377,330
15,835	Take-Two Interactive Software, Inc.[1]	418,836
19,788	VASCO Data Security International, Inc.[1]	501,032

		1,297,198

	Specialty Retail — 3.3%
11,044	Brown Shoe Co., Inc.	293,660
8,508	Finish Line, Inc. (The) — Class A	225,207
8,797	Vitamin Shoppe, Inc.[1]	412,843
10,758	Zumiez, Inc.[1]	359,102

		1,290,812

	Technology Hardware, Storage & Peripherals — 1.5%
8,271	Synaptics, Inc.[1]	565,985

	Textiles, Apparel & Luxury Goods — 0.7%
7,293	Movado Group, Inc.	257,443

	TOTAL COMMON STOCKS (Cost $31,920,608)	38,340,185

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.4%
$170,155	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $170,155, due 11/3/14, (collateralized by a FNMA security with a par value of $165,146, coupon rate of 3.246%, due 5/1/41, market value of $175,379)	$170,155

	TOTAL REPURCHASE AGREEMENT (Cost $170,155)	170,155

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.7%
2,951,075	State Street Navigator Securities Lending Prime Portfolio	2,951,075

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,951,075)	2,951,075

TOTAL INVESTMENTS (Cost $35,041,838)[3]	107.7%	$41,461,415
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.7)	(2,975,943)

NET ASSETS	100.0%	$38,485,472

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $35,071,930.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banks	8.9%	$3,423,272
Real Estate Investment Trusts	6.8	2,604,471
Machinery	6.7	2,569,663
IT Services	5.5	2,121,811
Communications Equipment	5.0	1,912,620
Internet Software & Services	5.0	1,910,337
Health Care Equipment & Supplies	4.7	1,830,773
Health Care Providers & Services	4.3	1,662,062
Consumer Finance	3.4	1,315,862
Software	3.4	1,297,198
Specialty Retail	3.3	1,290,812
Hotels, Restaurants & Leisure	3.0	1,167,604
Diversified Consumer Services	2.9	1,135,331
Life Sciences Tools & Services	2.5	964,848
Semiconductors & Semiconductor Equipment	2.5	950,780
Energy Equipment & Services	2.4	908,149
Paper & Forest Products	2.1	829,946
Capital Markets	2.1	804,016
Oil, Gas & Consumable Fuels	2.0	763,564
Professional Services	2.0	758,581
Biotechnology	2.0	754,616
Household Durables	1.8	700,661
Food & Staples Retailing	1.7	654,093
Commercial Services & Supplies	1.6	608,537
Metals & Mining	1.5	583,456
Technology Hardware, Storage & Peripherals	1.5	565,985
Health Care Technology	1.4	535,312
Road & Rail	1.2	465,135
Auto Components	1.1	440,243
Food Products	1.1	428,718
Pharmaceuticals	1.1	423,245
Electronic Equipment, Instruments & Components	1.0	371,593
Electrical Equipment	0.9	332,275
Leisure Equipment & Products	0.8	325,384
Textiles, Apparel & Luxury Goods	0.7	257,443

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Chemicals	0.6%	$246,408
Diversified Telecommunication Services	0.6	233,853
Insurance	0.5	191,528

TOTAL COMMON STOCKS	99.6%	$38,340,185
REPURCHASE AGREEMENTS	0.4	170,155
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.7	2,951,075

TOTAL INVESTMENTS	107.7%	$41,461,415

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 99.6%

	Aerospace & Defense — 5.3%
39,457	Boeing Co. (The)	$4,928,574
49,947	General Dynamics Corp.	6,980,593
62,662	Honeywell International, Inc.	6,023,071
32,565	Lockheed Martin Corp.	6,205,912
51,008	Northrop Grumman Corp.	7,037,064
69,747	Raytheon Co.	7,245,318

		38,420,532

	Airlines — 1.8%
108,960	Alaska Air Group, Inc.	5,799,941
210,390	Southwest Airlines Co.	7,254,247

		13,054,188

	Auto Components — 1.6%
224,404	Gentex Corp.	7,346,987
50,161	Lear Corp.	4,639,893

		11,986,880

	Banks — 5.3%
145,076	Comerica, Inc.	6,925,928
197,698	East West Bancorp, Inc.	7,267,379
297,657	Fifth Third Bancorp	5,950,163
108,625	JPMorgan Chase & Co.	6,569,640
125,644	SunTrust Banks, Inc.	4,917,706
124,064	Wells Fargo & Co.	6,586,558

		38,217,374

	Beverages — 1.9%
147,057	Coca-Cola Enterprises, Inc.	6,374,921
104,043	Dr Pepper Snapple Group, Inc.	7,204,978

		13,579,899

	Biotechnology — 3.7%
47,146	Amgen, Inc.	7,646,138
30,184	Celgene Corp.[1]	3,232,405
65,475	Gilead Sciences, Inc.[1]	7,333,200
66,804	United Therapeutics Corp.[1,2]	8,749,320

		26,961,063

	Capital Markets — 4.1%
48,878	Ameriprise Financial, Inc.	6,166,937
231,734	Charles Schwab Corp. (The)	6,643,814

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Capital Markets — (Continued)

98,394	Invesco, Ltd.	$3,982,005
117,137	Lazard, Ltd. — Class A	5,764,312
133,015	Legg Mason, Inc.	6,916,780

		29,473,848

	Chemicals — 2.1%
79,431	LyondellBasell Industries N.V. — Class A	7,278,262
110,487	PolyOne Corp.	4,089,124
20,753	PPG Industries, Inc.	4,227,179

		15,594,565

	Communications Equipment — 2.8%
679,675	Brocade Communications Systems, Inc.	7,292,913
258,981	Cisco Systems, Inc.	6,337,265
88,993	Qualcomm, Inc.	6,986,840

		20,617,018

	Consumer Finance — 1.0%
40,472	Capital One Financial Corp.	3,349,867
56,374	Discover Financial Services	3,595,534

		6,945,401

	Containers & Packaging — 0.9%
105,043	Ball Corp.	6,767,921

	Diversified Consumer Services — 0.8%
271,558	Service Corp. International	5,938,973

	Diversified Telecommunication Services — 1.9%
204,943	AT&T, Inc.	7,140,214
130,685	Verizon Communications, Inc.	6,566,921

		13,707,135

	Electric Utilities — 2.0%
121,174	American Electric Power Co., Inc.	7,069,291
269,852	Great Plains Energy, Inc.	7,267,115

		14,336,406

	Electronic Equipment, Instruments & Components — 0.5%
57,177	TE Connectivity, Ltd.	3,495,230

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.9%
107,693	Baker Hughes, Inc.	$5,703,421
130,778	Halliburton Co.	7,211,099
31,156	Helmerich & Payne, Inc.	2,704,964
251,147	Nabors Industries, Ltd.	4,482,974
90,439	National Oilwell Varco, Inc.	6,569,489
47,881	Schlumberger, Ltd.	4,723,940
152,501	Superior Energy Services, Inc.	3,835,400

		35,231,287

	Food & Staples Retailing — 2.9%
80,489	CVS Health Corp.	6,906,761
125,950	Kroger Co. (The)	7,016,674
106,081	Walgreen Co.	6,812,522

		20,735,957

	Food Products — 0.5%
58,872	Kraft Foods Group, Inc.	3,317,437

	Gas Utilities — 1.0%
191,283	UGI Corp.	7,209,456

	Health Care Equipment & Supplies — 2.2%
142,457	CareFusion Corp.[1]	8,172,758
64,983	Edwards Lifesciences Corp.[1]	7,857,744

		16,030,502

	Health Care Providers & Services — 2.5%
86,930	Aetna, Inc.	7,172,594
24,954	Humana, Inc.	3,464,863
59,311	WellPoint, Inc.	7,514,111

		18,151,568

	Hotels, Restaurants & Leisure — 0.9%
81,062	Wyndham Worldwide Corp.	6,296,086

	Household Durables — 1.0%
66,911	Harman International Industries, Inc.	7,182,227

	Household Products — 0.9%
24,795	Energizer Holdings, Inc.	3,041,107
33,969	Kimberly-Clark Corp.	3,881,637

		6,922,744

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 3.2%
184,940	Genworth Financial, Inc. — Class A1	$2,587,311
77,206	Marsh & McLennan Cos., Inc.	4,197,690
60,448	PartnerRe, Ltd.	6,993,229
116,736	Principal Financial Group, Inc.	6,113,464
97,933	Unum Group	3,276,838

		23,168,532

	Internet Software & Services — 1.3%
81,758	eBay, Inc.[1]	4,292,295
64,413	Facebook, Inc. — Class A1	4,830,331

		9,122,626

	IT Services — 5.2%
80,297	Accenture PLC — Class A	6,513,692
138,167	Amdocs, Ltd.	6,568,459
73,683	Automatic Data Processing, Inc.	6,025,796
116,120	Cognizant Technology Solutions Corp. — Class A1	5,672,462
108,917	Computer Sciences Corp.	6,578,587
138,053	Paychex, Inc.	6,480,208

		37,839,204

	Life Sciences Tools & Services — 0.6%
36,040	Thermo Fisher Scientific, Inc.	4,237,223

	Machinery — 2.6%
37,293	Cummins, Inc.	5,451,491
64,380	Danaher Corp.	5,176,152
80,373	Oshkosh Corp.	3,597,495
137,876	Trinity Industries, Inc.	4,923,552

		19,148,690

	Media — 3.1%
122,389	Comcast Corp. — Class A	6,774,231
74,654	Disney (Walt) Co.	6,821,883
71,452	Gannett Co., Inc.	2,250,738
85,488	Time Warner, Inc.	6,793,731

		22,640,583

	Multi-line Retail — 0.9%
111,675	Macy’s, Inc.	6,457,049

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 1.5%
115,578	CMS Energy Corp.	$3,775,933
112,321	Consolidated Edison, Inc.	7,116,659

		10,892,592

	Office Electronics — 0.9%
510,905	Xerox Corp.	6,784,818

	Oil, Gas & Consumable Fuels — 4.2%
27,250	Exxon Mobil Corp.	2,635,348
71,226	Marathon Petroleum Corp.	6,474,443
90,624	Phillips 66	7,113,984
94,199	Tesoro Corp.	6,726,751
144,957	Valero Energy Corp.	7,260,896

		30,211,422

	Pharmaceuticals — 5.0%
115,365	AbbVie, Inc.	7,321,063
28,217	Actavis PLC[1]	6,849,394
38,595	Allergan, Inc.	7,335,366
142,012	Mylan, Inc.[1,2]	7,604,743
234,829	Pfizer, Inc.	7,033,128

		36,143,694

	Professional Services — 0.9%
120,108	Robert Half International, Inc.	6,579,516

	Real Estate Investment Trusts — 2.5%
144,799	Kimco Realty Corp.	3,612,735
231,326	RLJ Lodging Trust	7,453,324
195,385	Weingarten Realty Investors	7,082,706

		18,148,765

	Semiconductors & Semiconductor Equipment — 3.1%
527,572	Marvell Technology Group, Ltd.	7,090,568
376,254	NVIDIA Corp.	7,352,003
132,082	Skyworks Solutions, Inc.	7,692,456

		22,135,027

	Software — 4.0%
366,001	Activision Blizzard, Inc.	7,301,720
46,719	Jack Henry & Associates, Inc.	2,794,731

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Software — (Continued)

132,960	Microsoft Corp.	$6,242,472
159,987	Oracle Corp.	6,247,492
268,289	Symantec Corp.	6,658,933

		29,245,348

	Specialty Retail — 2.8%
97,564	Bed Bath & Beyond, Inc.[1]	6,569,960
116,573	Foot Locker, Inc.	6,529,253
71,642	Home Depot, Inc.	6,986,528

		20,085,741

	Technology Hardware, Storage & Peripherals — 3.3%
202,043	Hewlett-Packard Co.	7,249,303
104,438	NetApp, Inc.	4,469,947
158,438	Teradata Corp.[1,2]	6,705,096
57,317	Western Digital Corp.	5,638,273

		24,062,619

	Tobacco — 2.0%
149,544	Altria Industrial Motion Corp.	7,228,957
113,343	Reynolds American, Inc.	7,130,408

		14,359,365

	TOTAL COMMON STOCKS (Cost $606,113,688)	721,436,511

Face
Amount

REPURCHASE AGREEMENT* — 0.9%
$6,063,198	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $6,063,203, due 11/3/14, (collateralized by a FNMA security with a par value of $5,931,170, coupon rate of 3.036%, due 1/1/42, market value of $6,185,742)	6,063,198

	TOTAL REPURCHASE AGREEMENT (Cost $6,063,198)	6,063,198

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.2%
23,193,281	State Street Navigator Securities Lending Prime Portfolio	$23,193,281

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $23,193,281)	23,193,281

TOTAL INVESTMENTS (Cost $635,370,167)[3]	103.7%	$750,692,990
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.7)	(26,604,211)

NET ASSETS	100.0%	$724,088,779

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $635,479,482.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Aerospace & Defense	5.3%	$38,420,532
Banks	5.3	38,217,374
IT Services	5.2	37,839,204
Pharmaceuticals	5.0	36,143,694
Energy Equipment & Services	4.9	35,231,287
Oil, Gas & Consumable Fuels	4.2	30,211,422
Capital Markets	4.1	29,473,848
Software	4.0	29,245,348
Biotechnology	3.7	26,961,063
Technology Hardware, Storage & Peripherals	3.3	24,062,619
Insurance	3.2	23,168,532
Media	3.1	22,640,583
Semiconductors & Semiconductor Equipment	3.1	22,135,027
Food & Staples Retailing	2.9	20,735,957
Communications Equipment	2.8	20,617,018
Specialty Retail	2.8	20,085,741
Machinery	2.6	19,148,690
Health Care Providers & Services	2.5	18,151,568
Real Estate Investment Trusts	2.5	18,148,765
Health Care Equipment & Supplies	2.2	16,030,502
Chemicals	2.1	15,594,565
Tobacco	2.0	14,359,365
Electric Utilities	2.0	14,336,406
Diversified Telecommunication Services	1.9	13,707,135
Beverages	1.9	13,579,899
Airlines	1.8	13,054,188
Auto Components	1.6	11,986,880
Multi-Utilities	1.5	10,892,592
Internet Software & Services	1.3	9,122,626
Gas Utilities	1.0	7,209,456
Household Durables	1.0	7,182,227
Consumer Finance	1.0	6,945,401
Household Products	0.9	6,922,744
Office Electronics	0.9	6,784,818
Containers & Packaging	0.9	6,767,921
Professional Services	0.9	6,579,516
Multi-line Retail	0.9	6,457,049
Hotels, Restaurants & Leisure	0.9	6,296,086
Diversified Consumer Services	0.8	5,938,973

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Life Sciences Tools & Services	0.6%	$4,237,223
Electronic Equipment, Instruments & Components	0.5	3,495,230
Food Products	0.5	3,317,437

TOTAL COMMON STOCKS	99.6%	$721,436,511
REPURCHASE AGREEMENTS	0.9	6,063,198
INVESTMENTS OF SECURITY LENDING COLLATERAL	3.2	23,193,281

TOTAL INVESTMENTS	103.7%	$750,692,990

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 4.0%
38,896	Boeing Co. (The)	$4,858,499
75,336	Honeywell International, Inc.	7,241,296
103,202	Huntington Ingalls Industries, Inc.	10,920,836
18,036	United Technologies Corp.	1,929,852

		24,950,483

	Airlines — 2.3%
119,342	Alaska Air Group, Inc.	6,352,575
242,556	Southwest Airlines Co.	8,363,331

		14,715,906

	Auto Components — 1.2%
238,644	Gentex Corp.	7,813,205

	Beverages — 2.9%
134,637	Coca-Cola Enterprises, Inc.	5,836,514
179,838	Dr Pepper Snapple Group, Inc.	12,453,781

		18,290,295

	Biotechnology — 6.7%
78,616	Amgen, Inc.	12,749,943
46,598	Celgene Corp.[1]	4,990,180
108,331	Gilead Sciences, Inc.[1]	12,133,072
95,688	United Therapeutics Corp.[1]	12,532,257

		42,405,452

	Capital Markets — 2.6%
76,864	Ameriprise Financial, Inc.	9,697,931
109,810	SEI Investments Co.	4,245,254
53,881	Waddell & Reed Financial, Inc. — Class A	2,572,279

		16,515,464

	Chemicals — 2.4%
207,209	Albemarle Corp.	12,096,862
49,269	Celanese Corp. — Class A	2,893,568

		14,990,430

	Communications Equipment — 2.5%
23,537	F5 Networks, Inc.[1]	2,894,580
159,629	Qualcomm, Inc.	12,532,473

		15,427,053

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Containers & Packaging — 1.2%
116,705	Ball Corp.	$7,519,303

	Diversified Consumer Services — 1.4%
137,350	H&R Block, Inc.	4,437,778
208,778	Service Corp. International	4,565,975

		9,003,753

	Diversified Telecommunication Services — 1.9%
240,244	Verizon Communications, Inc.	12,072,261

	Energy Equipment & Services — 5.2%
122,915	Cameron International Corp.[1]	7,319,588
118,675	FMC Technologies, Inc.[1]	6,650,547
114,785	Halliburton Co.	6,329,245
104,678	Oceaneering International, Inc.	7,355,723
54,663	Schlumberger, Ltd.	5,393,052

		33,048,155

	Food & Staples Retailing — 2.7%
187,166	Kroger Co. (The)	10,427,018
101,998	Walgreen Co.	6,550,311

		16,977,329

	Food Products — 1.1%
128,083	Kraft Foods Group, Inc.	7,217,477

	Health Care Equipment & Supplies — 1.9%
55,516	CR Bard, Inc.	9,102,959
25,958	Edwards Lifesciences Corp.[1]	3,138,841

		12,241,800

	Health Care Providers & Services — 2.0%
49,746	Centene Corp.[1]	4,609,962
27,085	Laboratory Corp. of America Holdings[1]	2,960,120
25,706	McKesson Corp.	5,228,857

		12,798,939

	Hotels, Restaurants & Leisure — 1.8%
54,252	Brinker International, Inc.	2,910,077
105,687	Wyndham Worldwide Corp.	8,208,710

		11,118,787

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Household Durables — 0.9%
171,910	Newell Rubbermaid, Inc.	$5,729,760

	Insurance — 1.0%
116,192	Marsh & McLennan Cos., Inc.	6,317,359

	Internet Software & Services — 3.3%
45,892	Akamai Technologies, Inc.[1]	2,767,288
151,654	eBay, Inc.[1]	7,961,835
138,099	Facebook, Inc. — Class A1	10,356,044

		21,085,167

	IT Services — 7.4%
90,831	Accenture PLC — Class A	7,368,211
125,628	Automatic Data Processing, Inc.	10,273,858
261,301	Cognizant Technology Solutions Corp. — Class A1	12,764,554
60,538	Global Payments, Inc.	4,873,309
120,722	Paychex, Inc.	5,666,690
23,158	Visa, Inc. — Class A	5,591,036

		46,537,658

	Life Sciences Tools & Services — 2.3%
110,404	Covance, Inc.[1]	8,821,280
51,199	Waters Corp.[1]	5,672,849

		14,494,129

	Machinery — 3.8%
30,148	Cummins, Inc.	4,407,035
124,173	IDEX Corp.	9,301,799
81,509	Parker-Hannifin Corp.	10,354,088

		24,062,922

	Media — 5.1%
228,581	Comcast Corp. — Class A	12,651,958
83,912	DIRECTV[1]	7,282,723
643,510	Interpublic Group of Cos., Inc. (The)	12,477,659

		32,412,340

	Multi-line Retail — 2.0%
30,930	Dollar General Corp.[1]	1,938,383
179,567	Macy’s, Inc.	10,382,564

		12,320,947

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 0.5%
73,454	World Fuel Services Corp.	$3,029,243

	Pharmaceuticals — 1.8%
59,510	Allergan, Inc.	11,310,471

	Professional Services — 0.9%
105,119	Robert Half International, Inc.	5,758,419

	Real Estate Investment Trusts — 1.1%
177,804	Omega Healthcare Investors, Inc.	6,785,001

	Road & Rail — 0.6%
30,254	Union Pacific Corp.	3,523,078

	Semiconductors & Semiconductor Equipment — 3.0%
62,697	Broadcom Corp. — Class A	2,625,750
446,828	ON Semiconductor Corp.[1]	3,704,204
214,845	Skyworks Solutions, Inc.	12,512,573

		18,842,527

	Software — 7.3%
633,035	Activision Blizzard, Inc.	12,629,048
79,756	Citrix Systems, Inc.[1]	5,122,728
128,616	Electronic Arts, Inc.[1]	5,269,398
257,915	Microsoft Corp.	12,109,109
272,164	Oracle Corp.	10,628,004

		45,758,287

	Specialty Retail — 3.9%
74,988	Bed Bath & Beyond, Inc.[1]	5,049,692
141,196	Gap, Inc. (The)	5,349,916
88,882	Home Depot, Inc.	8,667,773
8,330	O’Reilly Automotive, Inc.[1]	1,465,080
62,862	TJX Cos., Inc. (The)	3,980,422

		24,512,883

	Technology Hardware, Storage & Peripherals — 6.9%
116,951	Apple, Inc.	12,630,708
102,555	EMC Corp.	2,946,405
217,592	NetApp, Inc.	9,312,938
99,141	SanDisk Corp.	9,333,134
217,700	Teradata Corp.[1]	9,213,064

		43,436,249

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — (Continued)

	Textiles, Apparel & Luxury Goods — 0.4%
35,561	VF Corp.	$2,406,769

	Tobacco — 3.3%
175,971	Altria Industrial Motion Corp.	8,506,438
197,433	Reynolds American, Inc.	12,420,510

		20,926,948

	TOTAL COMMON STOCKS (Cost $543,465,187)	626,356,249

Face
Amount

REPURCHASE AGREEMENT* — 1.3%
$7,985,390	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $7,985,397, due 11/3/14, (collateralized by FNMA securities with a par value of $7,816,212, coupon rates of 3.036% — 3.500% due 1/1/2042 — 2/25/42, total market value of $8,148,304)	7,985,390

	TOTAL REPURCHASE AGREEMENT (Cost $7,985,390)	7,985,390

TOTAL INVESTMENTS (Cost $551,450,577)[2]	100.6%	$634,341,639
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(3,979,294)

NET ASSETS	100.0%	$630,362,345

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $551,705,405.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	7.4%	$46,537,658
Software	7.3	45,758,287
Technology Hardware, Storage & Peripherals	6.9	43,436,249
Biotechnology	6.7	42,405,452
Energy Equipment & Services	5.2	33,048,155
Media	5.1	32,412,340
Aerospace & Defense	4.0	24,950,483
Specialty Retail	3.9	24,512,883
Machinery	3.8	24,062,922
Internet Software & Services	3.3	21,085,167
Tobacco	3.3	20,926,948
Semiconductors & Semiconductor Equipment	3.0	18,842,527
Beverages	2.9	18,290,295
Food & Staples Retailing	2.7	16,977,329
Capital Markets	2.6	16,515,464
Communications Equipment	2.5	15,427,053
Chemicals	2.4	14,990,430
Airlines	2.3	14,715,906
Life Sciences Tools & Services	2.3	14,494,129
Health Care Providers & Services	2.0	12,798,939
Multi-line Retail	2.0	12,320,947
Health Care Equipment & Supplies	1.9	12,241,800
Diversified Telecommunication Services	1.9	12,072,261
Pharmaceuticals	1.8	11,310,471
Hotels, Restaurants & Leisure	1.8	11,118,787
Diversified Consumer Services	1.4	9,003,753
Auto Components	1.2	7,813,205
Containers & Packaging	1.2	7,519,303
Food Products	1.1	7,217,477
Real Estate Investment Trusts	1.1	6,785,001
Insurance	1.0	6,317,359
Professional Services	0.9	5,758,419
Household Durables	0.9	5,729,760

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Road & Rail	0.6%	$3,523,078
Oil, Gas & Consumable Fuels	0.5	3,029,243
Textiles, Apparel & Luxury Goods	0.4	2,406,769

TOTAL COMMON STOCKS	99.3%	$626,356,249
REPURCHASE AGREEMENTS	1.3	7,985,390

TOTAL INVESTMENTS	100.6%	$634,341,639

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 98.5%

	Aerospace & Defense — 2.8%
45,968	Exelis, Inc.	$820,529
5,860	General Dynamics Corp.	818,993
6,560	L-3 Communications Holdings, Inc.	796,778
4,520	Northrop Grumman Corp.	623,579
2,553	Vectrus, Inc.[1]	62,395

		3,122,274

	Airlines — 1.2%
38,780	Southwest Airlines Co.	1,337,134

	Auto Components — 1.0%
4,540	Delphi Automotive PLC	313,169
24,200	Gentex Corp.	792,308

		1,105,477

	Banks — 7.3%
15,810	East West Bancorp, Inc.	581,176
33,660	Fifth Third Bancorp	672,863
51,203	First Midwest Bancorp, Inc.[2]	859,698
35,967	Hanmi Financial Corp.	771,492
71,620	Huntington Bancshares, Inc.	709,754
77,800	KeyCorp	1,026,960
36,220	PrivateBancorp, Inc.	1,170,631
31,107	SunTrust Banks, Inc.	1,217,528
99,420	Wilshire Bancorp, Inc.[2]	984,258

		7,994,360

	Beverages — 0.7%
19,000	Coca-Cola Enterprises, Inc.	823,650

	Biotechnology — 0.6%
18,700	Acorda Therapeutics, Inc.[1,2]	651,134

	Capital Markets — 0.7%
20,520	SEI Investments Co.	793,303

	Chemicals — 2.6%
26,820	A Schulman, Inc.	949,696
20,680	Dow Chemical Co. (The)	1,021,592
11,620	Minerals Technologies, Inc.	891,370

		2,862,658

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 1.7%
7,740	Cintas Corp.	$566,878
5,500	Deluxe Corp.	334,400
36,900	Pitney Bowes, Inc.	912,906

		1,814,184

	Communications Equipment — 0.5%
24,000	Cisco Systems, Inc.	587,280

	Construction & Engineering — 2.1%
2,098	Aecom Technology Corp.[1]	68,279
25,800	EMCOR Group, Inc.	1,138,554
33,860	Quanta Services, Inc.[1]	1,153,949

		2,360,782

	Consumer Finance — 0.9%
15,100	Discover Financial Services	963,078

	Containers & Packaging — 0.7%
10,720	Packaging Corp. of America	772,698

	Diversified Consumer Services — 1.9%
19,780	Apollo Education Group, Inc.[1]	566,895
5,558	Capella Education Co.[2]	393,173
50,300	Service Corp. International	1,100,061

		2,060,129

	Electric Utilities — 2.6%
19,900	American Electric Power Co., Inc.	1,160,966
15,760	Exelon Corp.	576,658
40,220	Great Plains Energy, Inc.[2]	1,083,125

		2,820,749

	Electrical Equipment — 1.9%
13,440	A. O. Smith Corp.	717,024
20,160	AMETEK, Inc.	1,051,344
4,589	EnerSys	288,189

		2,056,557

	Energy Equipment & Services — 5.7%
14,480	Baker Hughes, Inc.	766,861
9,120	Cameron International Corp.[1]	543,096
19,680	Halliburton Co.	1,085,155
57,900	Nabors Industries, Ltd.	1,033,515

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)

10,160	National Oilwell Varco, Inc.	$738,022
12,780	Patterson-UTI Energy, Inc.	294,323
7,840	Schlumberger, Ltd.	773,495
42,780	Superior Energy Services, Inc.	1,075,917

		6,310,384

	Food & Staples Retailing — 3.2%
12,676	CVS Health Corp.	1,087,728
20,757	Kroger Co. (The)	1,156,372
16,500	SpartanNash Co.[2]	369,765
13,809	Walgreen Co.	886,814

		3,500,679

	Food Products — 2.6%
21,593	Archer-Daniels-Midland Co.	1,014,871
8,100	J & J Snack Foods Corp.	834,543
24,280	Tyson Foods, Inc. — Class A	979,698

		2,829,112

	Gas Utilities — 1.0%
20,491	AGL Resources, Inc.	1,104,670

	Health Care Equipment & Supplies — 2.3%
18,860	Align Technology, Inc.[1,2]	992,413
9,420	CareFusion Corp.[1]	540,426
7,195	Conmed Corp.	302,118
7,580	Hill-Rom Holdings, Inc.	337,158
4,853	St Jude Medical, Inc.	311,417

		2,483,532

	Health Care Providers & Services — 1.0%
16,120	Omnicare, Inc.	1,073,431

	Health Care Technology — 0.5%
18,280	Omnicell, Inc.[1]	590,627

	Hotels, Restaurants & Leisure — 2.4%
14,480	Brinker International, Inc.	776,707
14,340	Jack In The Box, Inc.	1,018,713
65,940	Ruth’s Hospitality Group, Inc.	802,490

		2,597,910

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Household Durables — 1.0%
31,320	Newell Rubbermaid, Inc.	$1,043,896

	Household Products — 0.7%
6,600	Energizer Holdings, Inc.	809,490

	Insurance — 3.2%
18,652	Lincoln National Corp.	1,021,384
33,325	Old Republic International Corp.	492,210
19,420	Principal Financial Group, Inc.	1,017,025
28,620	Unum Group	957,625

		3,488,244

	IT Services — 5.7%
8,540	Accenture PLC — Class A	692,765
22,325	Amdocs, Ltd.	1,061,330
12,400	Automatic Data Processing, Inc.	1,014,072
20,740	Cognizant Technology Solutions Corp. — Class A1	1,013,149
61,260	Genpact, Ltd.[1]	1,075,113
19,220	Paychex, Inc.	902,187
33,160	Western Union Co. (The)[2]	562,394

		6,321,010

	Life Sciences Tools & Services — 1.2%
20,020	Charles River Laboratories International, Inc.[1]	1,264,463

	Machinery — 4.6%
77,780	Federal Signal Corp.	1,104,476
10,750	Illinois Tool Works, Inc.	978,787
18,780	Ingersoll-Rand PLC	1,176,004
16,160	Lincoln Electric Holdings, Inc.	1,171,277
14,490	Oshkosh Corp.	648,572

		5,079,116

	Media — 1.7%
19,100	Comcast Corp. — Class A	1,057,185
17,180	Gannett Co., Inc.	541,170
16,240	Interpublic Group of Cos., Inc. (The)	314,894

		1,913,249

	Metals & Mining — 0.8%
22,840	Worthington Industries, Inc.	882,766

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 0.7%
13,440	Macy’s, Inc.	$777,101

	Multi-Utilities — 4.1%
23,500	Ameren Corp.	994,990
25,920	CMS Energy Corp.	846,806
8,860	Consolidated Edison, Inc.	561,370
32,440	MDU Resources Group, Inc.	914,159
28,925	Public Service Enterprise Group, Inc.	1,194,892

		4,512,217

	Office Electronics — 0.8%
64,100	Xerox Corp.	851,248

	Oil, Gas & Consumable Fuels — 2.8%
7,060	Anadarko Petroleum Corp.	647,967
9,140	Phillips 66	717,490
9,020	Tesoro Corp.	644,118
21,020	Valero Energy Corp.	1,052,892

		3,062,467

	Pharmaceuticals — 1.6%
11,620	Lannett Co., Inc.[1,2]	659,086
18,820	Pfizer, Inc.	563,659
17,120	Sagent Pharmaceuticals, Inc.[1,2]	541,677

		1,764,422

	Professional Services — 1.3%
3,738	Manpowergroup, Inc.	249,512
20,880	Robert Half International, Inc.	1,143,806

		1,393,318

	Real Estate Investment Trusts — 9.6%
21,460	Apartment Investment & Management Co. — Class A	768,053
67,280	Capstead Mortgage Corp.[2]	855,129
53,900	CBL & Associates Properties, Inc.[2]	1,031,107
22,060	Coresite Realty Corp.[2]	816,661
30,220	Corporate Office Properties Trust	826,215
66,757	Cousins Properties, Inc.[2]	868,508
18,800	Equity Commonwealth	502,148
15,100	Equity Lifestyle Properties, Inc.	741,410
48,380	Government Properties Income Trust[2]	1,104,032
9,840	Home Properties, Inc.	632,810

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

29,180	Hospitality Properties Trust	$864,020
43,480	Host Hotels & Resorts, Inc.	1,013,519
29,140	Piedmont Office Realty Trust, Inc. — Class A	566,773

		10,590,385

	Road & Rail — 0.8%
14,960	ArcBest Corp.	578,952
3,100	Norfolk Southern Corp.	342,984

		921,936

	Semiconductors & Semiconductor Equipment — 2.3%
14,740	Altera Corp.	506,614
27,160	Intel Corp.	923,712
79,780	Marvell Technology Group, Ltd.	1,072,243

		2,502,569

	Software — 1.0%
4,133	CDK Global, Inc.[1]	138,869
25,213	Oracle Corp.	984,567

		1,123,436

	Specialty Retail — 3.5%
18,027	Foot Locker, Inc.	1,009,692
10,560	GameStop Corp. — Class A2	451,546
23,540	Gap, Inc. (The)[2]	891,931
3,680	Home Depot, Inc.	358,874
18,680	TJX Cos., Inc. (The)	1,182,817

		3,894,860

	Technology Hardware, Storage & Peripherals — 1.8%
30,683	EMC Corp.	881,522
30,120	Hewlett-Packard Co.	1,080,706

		1,962,228

	Textiles, Apparel & Luxury Goods — 0.9%
4,620	Hanesbrands, Inc.	487,918
7,280	VF Corp.	492,711

		980,629

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Thrifts & Mortgage Finance — 0.5%
29,720	Provident Financial Services, Inc.[2]	$541,796

	TOTAL COMMON STOCKS (Cost $97,318,914)	108,296,638

Face
Amount

REPURCHASE AGREEMENT* — 0.4%
$470,238	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $470,238, due 11/3/14, (collateralized by a FNMA security with a par value of $453,035, coupon rate of 3.246%, due 5/1/41, market value of $481,107)	470,238

	TOTAL REPURCHASE AGREEMENTS (Cost $470,238)	470,238

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 7.0%
7,755,488	State Street Navigator Securities Lending Prime Portfolio	7,755,488

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,755,488)	7,755,488

TOTAL LONG INVESTMENTS (Cost $105,544,640)	105.9%	$116,522,364

COMMON STOCKS SOLD SHORT* — (68.2)%

	Aerospace & Defense — (1.9)%
(23,900)	Cubic Corp.	(1,152,936)
(5,040)	TransDigm Group, Inc.	(942,631)

		(2,095,567)

	Banks — (2.8)%
(125,960)	Bancorp, Inc.[1]	(1,191,582)
(18,440)	Texas Capital Bancshares, Inc.[1]	(1,127,606)
(28,060)	Zions BanCorp.	(812,898)

		(3,132,086)

	Beverages — (0.8)%
(8,980)	Brown-Forman Corp. — Class B	(832,177)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Building Products — (2.7)%
(49,780)	Advanced Drainage Systems, Inc.[1]	$(1,087,195)
(49,960)	NCI Building Systems, Inc.[1]	(992,705)
(31,540)	USG Corp.[1]	(847,165)

		(2,927,065)

	Capital Markets — (0.7)%
(4,040)	Affiliated Managers Group, Inc.[1]	(807,151)

	Chemicals — (0.5)%
(7,640)	EI du Pont de Nemours & Co.	(528,306)

	Commercial Services & Supplies — (0.6)%
(14,280)	Clean Harbors, Inc.[1]	(708,716)

	Construction Materials — (0.6)%
(8,140)	Eagle Materials, Inc.	(711,680)

	Consumer Finance — (1.0)%
(19,460)	First Cash Financial Services, Inc.[1]	(1,149,697)

	Diversified Financial Services — (0.3)%
(1,620)	Intercontinental Exchange, Inc.	(337,430)

	Electrical Equipment — (2.0)%
(4,780)	Acuity Brands, Inc.	(666,476)
(8,400)	Eaton Corp. PLC	(574,476)
(24,180)	Franklin Electric Co., Inc.	(902,881)

		(2,143,833)

	Food & Staples Retailing — (1.0)%
(12,160)	Pricesmart, Inc.	(1,082,605)

	Food Products — (2.4)%
(44,120)	Darling Ingredients, Inc.[1]	(776,512)
(27,180)	Diamond Foods, Inc.[1]	(819,477)
(11,180)	Hershey Co. (The)	(1,072,274)

		(2,668,263)

	Gas Utilities — (2.6)%
(15,800)	Oneok, Inc.	(931,252)
(41,340)	Questar Corp.	(996,707)
(15,234)	South Jersey Industries, Inc.	(893,322)

		(2,821,281)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Gas Utilities — (Continued)

	Health Care Equipment & Supplies — (1.0)%
(29,427)	Haemonetics Corp.[1]	$(1,109,986)

	Hotels, Restaurants & Leisure — (4.7)%
(22,733)	Bob Evans Farms, Inc.	(1,110,507)
(12,080)	McDonald’s Corp.	(1,132,258)
(7,108)	Panera Bread Co. — Class A1	(1,148,937)
(48,809)	Pinnacle Entertainment, Inc.[1]	(1,250,975)
(2,640)	Wynn Resorts, Ltd.	(501,627)

		(5,144,304)

	Household Durables — (0.8)%
(23,600)	Meritage Homes Corp.[1]	(868,244)

	Household Products — (0.8)%
(12,340)	Colgate-Palmolive Co.	(825,299)

	Insurance — (2.3)%
(11,200)	Cincinnati Financial Corp.	(565,264)
(19,060)	Loews Corp.	(831,016)
(1,600)	Markel Corp.[1]	(1,105,424)

		(2,501,704)

	Internet & Catalog Retail — (1.0)%
(3,520)	Amazon.Com, Inc.[1]	(1,075,219)

	Internet Software & Services — (1.9)%
(21,800)	DealerTrack Holdings, Inc.[1]	(1,025,690)
(5,020)	Equinix, Inc.	(1,048,678)

		(2,074,368)

	IT Services — (0.9)%
(9,180)	WEX, Inc.[1]	(1,042,481)

	Leisure Equipment & Products — (0.8)%
(29,100)	Mattel, Inc.	(904,137)

	Machinery — (0.6)%
(11,640)	RBC Bearings, Inc.	(707,130)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Media — (1.7)%
(37,060)	DreamWorks Animation SKG, Inc. — Class A1	$(825,697)
(15,922)	Morningstar, Inc.	(1,086,676)

		(1,912,373)

	Metals & Mining — (1.9)%
(22,000)	Carpenter Technology Corp.	(1,101,100)
(49,980)	Newmont Mining Corp.	(937,625)

		(2,038,725)

	Multi-Utilities — (2.8)%
(41,597)	Centerpoint Energy, Inc.	(1,021,206)
(13,960)	Dominion Resources, Inc.	(995,348)
(9,840)	Sempra Energy	(1,082,400)

		(3,098,954)

	Oil, Gas & Consumable Fuels — (5.2)%
(14,820)	Cheniere Energy, Inc.[1]	(1,111,500)
(15,200)	Clayton Williams Energy, Inc.[1]	(1,263,728)
(22,320)	Gulfport Energy Corp.[1]	(1,120,017)
(5,980)	Pioneer Natural Resources Co.	(1,130,579)
(16,020)	Range Resources Corp.	(1,095,768)

		(5,721,592)

	Pharmaceuticals — (1.1)%
(7,310)	Perrigo Co. PLC	(1,180,199)

	Professional Services — (1.9)%
(19,320)	Advisory Board Co. (The)[1]	(1,036,905)
(8,440)	IHS, Inc. — Class A1	(1,105,893)

		(2,142,798)

	Real Estate Investment Trusts — (8.2)%
(28,340)	American Campus Communities, Inc.	(1,112,912)
(29,960)	American Homes 4 Rent — Class A	(525,199)
(7,320)	AvalonBay Communities, Inc.	(1,140,749)
(9,300)	Boston Properties, Inc.	(1,178,775)
(16,300)	Equity Residential	(1,133,828)
(8,260)	Federal Realty Investment Trust	(1,088,668)
(27,540)	Plum Creek Timber Co., Inc.	(1,129,415)
(6,240)	Simon Property Group, Inc.	(1,118,270)
(9,780)	Sun Communities, Inc.	(566,947)

		(8,994,763)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Real Estate Management & Development — (1.0)%
(28,020)	Alexander & Baldwin, Inc.	$(1,121,641)

	Road & Rail — (1.7)%
(37,860)	Celadon Group, Inc.	(736,756)
(11,860)	Genesee & Wyoming, Inc. — Class A1	(1,140,932)

		(1,877,688)

	Software — (1.1)%
(7,780)	Ultimate Software Group, Inc.[1]	(1,170,968)

	Specialty Retail — (1.2)%
(17,460)	Tractor Supply Co.	(1,278,421)

	Technology Hardware, Storage & Peripherals — (1.2)%
(10,820)	Stratasys, Ltd.[1]	(1,302,295)

	Textiles, Apparel & Luxury Goods — (0.6)%
(11,020)	Oxford Industries, Inc.	(674,975)

	Thrifts & Mortgage Finance — (0.9)%
(39,640)	Ocwen Financial Corp.[1]	(933,918)

	Trading Companies & Distributors — (2.0)%
(27,220)	TAL International Group, Inc.[1]	(1,173,999)
(9,800)	United Rentals, Inc.[1]	(1,078,588)

		(2,252,587)

	Water and Sewer — (1.0)%
(42,540)	Aqua America, Inc.	(1,114,548)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(73,982,967))	(75,015,174)

TOTAL SHORT INVESTMENTS (Proceeds $(73,982,967))	(68.2)%	$(75,015,174)

TOTAL INVESTMENTS (Cost $31,561,673)[3]	37.7%	$41,507,190
OTHER ASSETS IN EXCESS OF LIABILITIES	62.3	68,457,774

NET ASSETS	100.0%	$109,964,964

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $31,933,315.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	9.6%	$10,590,385
Banks	7.3	7,994,360
IT Services	5.7	6,321,010
Energy Equipment & Services	5.7	6,310,384
Machinery	4.6	5,079,116
Multi-Utilities	4.1	4,512,217
Specialty Retail	3.5	3,894,860
Food & Staples Retailing	3.2	3,500,679
Insurance	3.2	3,488,244
Aerospace & Defense	2.8	3,122,274
Oil, Gas & Consumable Fuels	2.8	3,062,467
Chemicals	2.6	2,862,658
Food Products	2.6	2,829,112
Electric Utilities	2.6	2,820,749
Hotels, Restaurants & Leisure	2.4	2,597,910
Semiconductors & Semiconductor Equipment	2.3	2,502,569
Health Care Equipment & Supplies	2.3	2,483,532
Construction & Engineering	2.1	2,360,782
Diversified Consumer Services	1.9	2,060,129
Electrical Equipment	1.9	2,056,557
Technology Hardware, Storage & Peripherals	1.8	1,962,228
Media	1.7	1,913,249
Commercial Services & Supplies	1.7	1,814,184
Pharmaceuticals	1.6	1,764,422
Professional Services	1.3	1,393,318
Airlines	1.2	1,337,134
Life Sciences Tools & Services	1.2	1,264,463
Software	1.0	1,123,436
Auto Components	1.0	1,105,477
Gas Utilities	1.0	1,104,670
Health Care Providers & Services	1.0	1,073,431
Household Durables	1.0	1,043,896
Textiles, Apparel & Luxury Goods	0.9	980,629
Consumer Finance	0.9	963,078
Road & Rail	0.8	921,936
Metals & Mining	0.8	882,766
Office Electronics	0.8	851,248
Beverages	0.7	823,650

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Household Products	0.7%	$809,490
Capital Markets	0.7	793,303
Multi-line Retail	0.7	777,101
Containers & Packaging	0.7	772,698
Biotechnology	0.6	651,134
Health Care Technology	0.5	590,627
Communications Equipment	0.5	587,280
Thrifts & Mortgage Finance	0.5	541,796
Short Positions:
Diversified Financial Services	(0.3)	(337,430)
Chemicals	(0.5)	(528,306)
Textiles, Apparel & Luxury Goods	(0.6)	(674,975)
Machinery	(0.6)	(707,130)
Commercial Services & Supplies	(0.6)	(708,716)
Construction Materials	(0.6)	(711,680)
Capital Markets	(0.7)	(807,151)
Household Products	(0.8)	(825,299)
Beverages	(0.8)	(832,177)
Household Durables	(0.8)	(868,244)
Leisure Equipment & Products	(0.8)	(904,137)
Thrifts & Mortgage Finance	(0.9)	(933,918)
IT Services	(0.9)	(1,042,481)
Internet & Catalog Retail	(1.0)	(1,075,219)
Food & Staples Retailing	(1.0)	(1,082,605)
Health Care Equipment & Supplies	(1.0)	(1,109,986)
Water and Sewer	(1.0)	(1,114,548)
Real Estate Management & Development	(1.0)	(1,121,641)
Consumer Finance	(1.0)	(1,149,697)
Software	(1.1)	(1,170,968)
Pharmaceuticals	(1.1)	(1,180,199)
Specialty Retail	(1.2)	(1,278,421)
Technology Hardware, Storage & Peripherals	(1.2)	(1,302,295)
Road & Rail	(1.7)	(1,877,688)
Media	(1.7)	(1,912,373)
Metals & Mining	(1.9)	(2,038,725)
Internet Software & Services	(1.9)	(2,074,368)
Aerospace & Defense	(1.9)	(2,095,567)
Professional Services	(1.9)	(2,142,798)
Electrical Equipment	(2.0)	(2,143,833)
Trading Companies & Distributors	(2.0)	(2,252,587)
Insurance	(2.3)	(2,501,704)
Food Products	(2.4)	(2,668,263)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Gas Utilities	(2.6)%	$(2,821,281)
Building Products	(2.7)	(2,927,065)
Multi-Utilities	(2.8)	(3,098,954)
Banks	(2.8)	(3,132,086)
Hotels, Restaurants & Leisure	(4.7)	(5,144,304)
Oil, Gas & Consumable Fuels	(5.2)	(5,721,592)
Real Estate Investment Trusts	(8.2)	(8,994,763)

TOTAL COMMON STOCKS	30.3%	$33,281,464
REPURCHASE AGREEMENT	0.4	470,238
INVESTMENT OF SECURITY LENDING COLLATERAL	7.0	7,755,488

TOTAL INVESTMENTS	37.7%	$41,507,190

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 124.9%

	Aerospace & Defense — 4.3%
29,600	Exelis, Inc.	$528,360
4,860	General Dynamics Corp.	679,234
3,970	L-3 Communications Holdings, Inc.	482,196
6,659	Northrop Grumman Corp.[1,2]	918,676
1,644	Vectrus, Inc.[1,3]	40,179

		2,648,645

	Airlines — 1.8%
31,940	Southwest Airlines Co.[2]	1,101,291

	Auto Components — 1.5%
27,540	Gentex Corp.[1]	901,660

	Banks — 6.8%
24,435	Fifth Third Bancorp	488,456
25,500	Hanmi Financial Corp.[1]	546,975
13,280	JPMorgan Chase & Co.	803,174
55,200	KeyCorp[2]	728,640
31,360	Regions Financial Corp.	311,405
15,340	SunTrust Banks, Inc.[1]	600,407
73,240	Wilshire Bancorp, Inc.[1]	725,076

		4,204,133

	Beverages — 1.8%
16,100	Coca-Cola Enterprises, Inc.	697,935
4,372	Constellation Brands, Inc.[3]	400,213

		1,098,148

	Biotechnology — 0.9%
15,080	Acorda Therapeutics, Inc.[1,3]	525,086

	Capital Markets — 2.6%
9,000	Invesco, Ltd.	364,230
20,380	Janus Capital Group, Inc.[1]	305,496
24,620	SEI Investments Co.[2]	951,809

		1,621,535

	Chemicals — 2.8%
7,260	A Schulman, Inc.[1]	257,077
6,285	LyondellBasell Industries N.V. — Class A1	575,895
11,840	Minerals Technologies, Inc.[1]	908,246

		1,741,218

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Services & Supplies — 1.7%
7,280	Avery Dennison Corp.[1]	$341,068
27,440	Pitney Bowes, Inc.[2]	678,866

		1,019,934

	Communications Equipment — 2.3%
30,000	Cisco Systems, Inc.[1]	734,100
33,234	Corning, Inc.[1]	678,971

		1,413,071

	Construction & Engineering — 1.6%
2,283	Aecom Technology Corp.[3]	74,304
12,500	EMCOR Group, Inc.[1]	551,625
10,040	Quanta Services, Inc.[3]	342,163

		968,092

	Consumer Finance — 1.3%
12,740	Discover Financial Services	812,557

	Containers & Packaging — 0.7%
17,560	Owens-Illinois, Inc.[1,3]	452,521

	Diversified Consumer Services — 1.7%
7,060	Apollo Education Group, Inc.[3]	202,339
37,540	Service Corp. International[1]	821,000

		1,023,339

	Diversified Telecommunication Services — 0.6%
7,080	Verizon Communications, Inc.	355,770

	Electric Utilities — 2.1%
9,120	American Electric Power Co., Inc.	532,061
8,760	Entergy Corp.[1]	736,015

		1,268,076

	Electrical Equipment — 1.7%
11,680	AMETEK, Inc.	609,112
7,295	EnerSys	458,126

		1,067,238

	Energy Equipment & Services — 5.8%
9,110	Baker Hughes, Inc.	482,466
10,560	Halliburton Co.	582,278
31,080	Nabors Industries, Ltd.	554,778

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)

5,280	National Oilwell Varco, Inc.	$383,539
5,799	Oceaneering International, Inc.[1]	407,496
12,880	Patterson-UTI Energy, Inc.	296,626
5,813	Schlumberger, Ltd.	573,511
14,500	Tesco Corp.[1]	276,080

		3,556,774

	Food & Staples Retailing — 3.6%
9,650	CVS Health Corp.	828,067
15,395	Kroger Co. (The)[1]	857,655
7,800	Walgreen Co.	500,916

		2,186,638

	Food Products — 3.0%
12,800	Archer-Daniels-Midland Co.	601,600
3,660	J & J Snack Foods Corp.	377,090
21,542	Tyson Foods, Inc. — Class A	869,220

		1,847,910

	Gas Utilities — 1.2%
18,960	UGI Corp.[1]	714,602

	Health Care Equipment & Supplies — 2.8%
18,300	CareFusion Corp.[2,3]	1,049,871
15,140	Hill-Rom Holdings, Inc.[1]	673,427

		1,723,298

	Health Care Providers & Services — 2.9%
7,806	Aetna, Inc.	644,073
7,340	Omnicare, Inc.	488,771
5,340	WellPoint, Inc.	676,524

		1,809,368

	Health Care Technology — 0.8%
14,780	Omnicell, Inc.[1,3]	477,542

	Hotels, Restaurants & Leisure — 0.9%
6,787	Wyndham Worldwide Corp.	527,146

	Household Durables — 1.2%
22,500	Newell Rubbermaid, Inc.	749,925

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Household Products — 0.8%
4,018	Energizer Holdings, Inc.	$492,808

	Insurance — 5.7%
43,360	Genworth Financial, Inc. — Class A3	606,606
12,720	Hartford Financial Services Group, Inc. (The)	503,458
3,700	HCI Group, Inc.[1]	188,108
12,294	Lincoln National Corp.	673,219
15,400	Principal Financial Group, Inc.[1]	806,498
21,580	Unum Group[1]	722,067

		3,499,956

	IT Services — 7.7%
6,640	Accenture PLC — Class A1	538,637
15,460	Amdocs, Ltd.	734,968
7,020	Automatic Data Processing, Inc.[1]	574,096
31,680	Booz Allen Hamilton Holding Corp.	834,768
13,778	Cognizant Technology Solutions Corp. — Class A3	673,055
42,040	Genpact, Ltd.[3]	737,802
14,220	Paychex, Inc.[1]	667,487

		4,760,813

	Life Sciences Tools & Services — 3.2%
14,620	Charles River Laboratories International, Inc.[1,3]	923,399
9,240	Parexel International Corp.[1,3]	501,824
12,620	PerkinElmer, Inc.	547,961

		1,973,184

	Machinery — 5.4%
42,980	Federal Signal Corp.[2]	610,316
5,800	IDEX Corp.	434,478
7,000	Illinois Tool Works, Inc.	637,350
9,195	Ingersoll-Rand PLC	575,791
24,760	Mueller Industries, Inc.[1]	803,710
6,240	Oshkosh Corp.	279,302

		3,340,947

	Media — 3.7%
14,300	Comcast Corp. — Class A2	791,505
23,740	Gannett Co., Inc.[2]	747,810
10,640	Omnicom Group, Inc.[1]	764,590

		2,303,905

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 1.2%
13,060	Macy’s, Inc.[1]	$755,129

	Multi-Utilities — 2.3%
15,301	Ameren Corp.[1]	647,844
18,560	Public Service Enterprise Group, Inc.[2]	766,714

		1,414,558

	Office Electronics — 1.0%
44,280	Xerox Corp.	588,038

	Oil, Gas & Consumable Fuels — 3.8%
15,000	Cloud Peak Energy, Inc.[1,3]	179,550
25,260	PBF Energy, Inc. — Class A1	658,528
9,837	Tesoro Corp.[1]	702,460
15,840	Valero Energy Corp.[2]	793,426

		2,333,964

	Pharmaceuticals — 4.6%
2,079	Allergan, Inc.	395,135
19,360	Lannett Co., Inc.[1,3]	1,098,099
24,600	Pfizer, Inc.	736,770
18,560	Sagent Pharmaceuticals, Inc.[1,3]	587,238

		2,817,242

	Professional Services — 1.4%
3,200	Exponent, Inc.[1]	255,424
6,098	Manpowergroup, Inc.	407,042
6,720	On Assignment, Inc.[3]	195,552

		858,018

	Real Estate Investment Trusts — 8.2%
17,900	Apartment Investment & Management Co. — Class A	640,641
43,420	Capstead Mortgage Corp.[1]	551,868
26,500	Corporate Office Properties Trust[1]	724,510
42,847	Cousins Properties, Inc.	557,440
19,820	Equity Commonwealth	529,392
20,660	Government Properties Income Trust	471,461
17,351	Hospitality Properties Trust	513,763
13,080	Host Marriott Corp.	304,895
66,300	Lexington Realty Trust	726,648

		5,020,618

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 1.3%
7,300	Norfolk Southern Corp.	$807,672

	Semiconductors & Semiconductor Equipment — 4.2%
20,485	Intel Corp.[1]	696,695
51,188	Marvell Technology Group, Ltd.	687,967
37,980	NVIDIA Corp.[1]	742,129
52,710	ON Semiconductor Corp.[1,3]	436,966

		2,563,757

	Software — 3.4%
2,339	CDK Global, Inc.[3]	78,590
10,120	Jack Henry & Associates, Inc.[1]	605,378
19,780	Oracle Corp.	772,409
24,920	Symantec Corp.	618,515

		2,074,892

	Specialty Retail — 5.5%
12,640	Foot Locker, Inc.[1]	707,967
15,440	GameStop Corp. — Class A1	660,214
17,900	Gap, Inc. (The)[1]	678,231
6,300	Home Depot, Inc.	614,376
11,400	TJX Cos., Inc. (The)[1]	721,848

		3,382,636

	Technology Hardware, Storage & Peripherals — 3.1%
21,045	EMC Corp.	604,623
19,542	Hewlett-Packard Co.	701,167
14,640	NetApp, Inc.[1]	626,592

		1,932,382

	TOTAL COMMON STOCKS (Cost $62,991,122)	76,736,036

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.9%
$1,151,435	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $1,151,436, due 11/3/14, (collateralized by a FNMA security with a par value of $1,106,924, coupon rate of 3.246%, due 5/1/41, market value of $1,175,512)	$1,151,435

	TOTAL REPURCHASE AGREEMENT (Cost $1,151,435)	1,151,435

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.8%
2,353,362	State Street Navigator Securities Lending Prime Portfolio	2,353,362

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,353,362)	2,353,362

TOTAL LONG INVESTMENTS (Cost $66,495,919)	130.6%	$80,240,833

COMMON STOCKS SOLD SHORT* — (27.2)%

	Aerospace & Defense — (0.7)%
(3,920)	Cubic Corp.	(189,101)
(1,200)	TransDigm Group, Inc.	(224,436)

		(413,537)

	Banks — (1.1)%
(20,760)	Bancorp, Inc.[3]	(196,390)
(23,360)	Investors Bancorp, Inc.	(251,120)
(4,060)	Texas Capital Bancshares, Inc.[3]	(248,269)

		(695,779)

	Beverages — (0.4)%
(2,440)	Brown-Forman Corp. — Class B	(226,115)

	Building Products — (1.1)%
(10,680)	Advanced Drainage Systems, Inc.[3]	(233,251)
(12,380)	NCI Building Systems, Inc.[3]	(245,991)
(7,460)	USG Corp.[3]	(200,375)

		(679,617)

	Chemicals — (0.3)%
(2,540)	EI du Pont de Nemours & Co.	(175,641)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (1.1)%
(3,980)	G&K Services, Inc. — Class A	$(251,019)
(4,300)	Mobile Mini, Inc.	(188,469)
(5,900)	Team, Inc.[3]	(248,626)

		(688,114)

	Diversified Consumer Services — (0.4)%
(5,620)	Bright Horizons Family Solutions, Inc.[3]	(250,427)

	Electric Utilities — (0.3)%
(3,200)	Cleco Corp.	(172,032)

	Electrical Equipment — (0.3)%
(5,720)	Franklin Electric Co., Inc.	(213,585)

	Food & Staples Retailing — (0.4)%
(2,640)	Pricesmart, Inc.	(235,039)

	Food Products — (1.0)%
(9,200)	Darling Ingredients, Inc.[3]	(161,920)
(8,340)	Diamond Foods, Inc.[3]	(251,451)
(2,400)	Hershey Co. (The)	(230,184)

		(643,555)

	Gas Utilities — (0.5)%
(472)	ONE Gas, Inc.	(17,913)
(7,340)	Questar Corp.	(176,967)
(2,127)	South Jersey Industries, Inc.	(124,727)

		(319,607)

	Health Care Equipment & Supplies — (0.2)%
(3,685)	Haemonetics Corp.[3]	(138,998)

	Health Care Providers & Services — (0.3)%
(6,900)	Capital Senior Living Corp.[3]	(155,250)

	Hotels, Restaurants & Leisure — (0.8)%
(2,600)	McDonald’s Corp.	(243,698)
(9,840)	Pinnacle Entertainment, Inc.[3]	(252,199)

		(495,897)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Household Durables — (0.8)%
(7,900)	MDC Holdings, Inc.	$(192,918)
(3,280)	Meritage Homes Corp.[3]	(120,671)
(4,360)	Ryland Group, Inc. (The)	(156,132)

		(469,721)

	Household Products — (0.4)%
(3,360)	Colgate-Palmolive Co.	(224,717)

	Insurance — (1.7)%
(2,843)	Arthur J Gallagher & Co.	(135,611)
(6,040)	Brown & Brown, Inc.	(192,435)
(4,640)	Cincinnati Financial Corp.	(234,181)
(4,760)	Loews Corp.	(207,536)
(360)	Markel Corp.[3]	(248,720)

		(1,018,483)

	Internet & Catalog Retail — (0.4)%
(760)	Amazon.Com, Inc.[3]	(232,150)

	Internet Software & Services — (0.2)%
(3,180)	DealerTrack Holdings, Inc.[3]	(149,619)

	Leisure Equipment & Products — (0.3)%
(2,880)	Pool Corp.	(171,936)

	Machinery — (1.1)%
(2,780)	Deere & Co.	(237,801)
(2,640)	RBC Bearings, Inc.	(160,380)
(3,480)	Tennant Co.	(256,581)

		(654,762)

	Media — (0.6)%
(9,940)	DreamWorks Animation SKG, Inc. — Class A3	(221,463)
(2,100)	Morningstar, Inc.	(143,325)

		(364,788)

	Metals & Mining — (0.6)%
(3,460)	Carpenter Technology Corp.	(173,173)
(10,720)	Newmont Mining Corp.	(201,107)

		(374,280)

	Multi-line Retail — (0.3)%
(2,860)	Target Corp.	(176,805)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Multi-line Retail — (Continued)

	Multi-Utilities — (0.3)%
(7,440)	Centerpoint Energy, Inc.	$(182,652)

	Oil, Gas & Consumable Fuels — (1.2)%
(3,280)	Cheniere Energy, Inc.[3]	(246,000)
(3,320)	Gulfport Energy Corp.[3]	(166,597)
(920)	Pioneer Natural Resources Co.	(173,935)
(3,260)	Williams Cos., Inc.	(180,963)

		(767,495)

	Professional Services — (1.2)%
(4,580)	Advisory Board Co. (The)[3]	(245,809)
(3,860)	Corporate Executive Board Co. (The)	(284,482)
(1,820)	IHS, Inc. — Class A3	(238,474)

		(768,765)

	Real Estate Investment Trusts — (4.2)%
(5,320)	American Campus Communities, Inc.	(208,916)
(1,700)	AvalonBay Communities, Inc.	(264,928)
(1,920)	Boston Properties, Inc.	(243,360)
(3,400)	Camden Property Trust	(260,678)
(21,000)	Education Realty Trust, Inc.	(236,460)
(3,900)	Equity Residential	(271,284)
(1,960)	Federal Realty Investment Trust	(258,328)
(7,130)	NorthStar Realty Finance Corp.	(132,476)
(4,560)	Plum Creek Timber Co., Inc.	(187,006)
(5,840)	ProLogis, Inc.	(243,236)
(1,420)	Simon Property Group, Inc.	(254,478)

		(2,561,150)

	Real Estate Management & Development — (0.4)%
(5,720)	Alexander & Baldwin, Inc.	(228,971)

	Road & Rail — (0.9)%
(800)	Amerco, Inc.	(216,896)
(7,120)	Celadon Group, Inc.	(138,555)
(1,820)	Genesee & Wyoming, Inc. — Class A3	(175,084)

		(530,535)

	Software — (0.3)%
(1,100)	Ultimate Software Group, Inc. (The)[3]	(165,561)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Specialty Retail — (1.2)%
(3,280)	Lithia Motors, Inc. — Class A	$(254,594)
(7,980)	Rent-A-Center, Inc.	(247,140)
(14,540)	Stage Stores, Inc.	(245,290)

		(747,024)

	Technology Hardware, Storage & Peripherals — (0.2)%
(1,000)	Stratasys, Ltd.[3]	(120,360)

	Textiles, Apparel & Luxury Goods — (0.2)%
(2,440)	Oxford Industries, Inc.	(149,450)

	Tobacco — (0.3)%
(3,440)	Lorillard, Inc.	(211,560)

	Trading Companies & Distributors — (1.1)%
(4,420)	H&E Equipment Services, Inc.	(165,264)
(2,280)	United Rentals, Inc.[3]	(250,937)
(1,000)	WW Grainger, Inc.	(246,800)

		(663,001)

	Water and Sewer — (0.4)%
(9,860)	Aqua America, Inc.	(258,332)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(16,507,532))	(16,695,310)

TOTAL SHORT INVESTMENTS (Proceeds $(16,507,532))	(27.2)%	$(16,695,310)

TOTAL INVESTMENTS (Cost $49,988,387)[4]	103.4%	$63,545,523
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.4)	(2,078,792)

NET ASSETS	100.0%	$61,466,731

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $2,093,310.
[3]	Non income-producing security.
[4]	Aggregate cost for federal tax purposes was $50,110,875.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	8.2%	$5,020,618
IT Services	7.7	4,760,813
Banks	6.8	4,204,133
Energy Equipment & Services	5.8	3,556,774
Insurance	5.7	3,499,956
Specialty Retail	5.5	3,382,636
Machinery	5.4	3,340,947
Pharmaceuticals	4.6	2,817,242
Aerospace & Defense	4.3	2,648,645
Semiconductors & Semiconductor Equipment	4.2	2,563,757
Oil, Gas & Consumable Fuels	3.8	2,333,964
Media	3.7	2,303,905
Food & Staples Retailing	3.6	2,186,638
Software	3.4	2,074,892
Life Sciences Tools & Services	3.2	1,973,184
Technology Hardware, Storage & Peripherals	3.1	1,932,382
Food Products	3.0	1,847,910
Health Care Providers & Services	2.9	1,809,368
Chemicals	2.8	1,741,218
Health Care Equipment & Supplies	2.8	1,723,298
Capital Markets	2.6	1,621,535
Multi-Utilities	2.3	1,414,558
Communications Equipment	2.3	1,413,071
Electric Utilities	2.1	1,268,076
Airlines	1.8	1,101,291
Beverages	1.8	1,098,148
Electrical Equipment	1.7	1,067,238
Diversified Consumer Services	1.7	1,023,339
Commercial Services & Supplies	1.7	1,019,934
Construction & Engineering	1.6	968,092
Auto Components	1.5	901,660
Professional Services	1.4	858,018
Consumer Finance	1.3	812,557
Road & Rail	1.3	807,672
Multi-line Retail	1.2	755,129
Household Durables	1.2	749,925
Gas Utilities	1.2	714,602
Office Electronics	1.0	588,038

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Hotels, Restaurants & Leisure	0.9%	$527,146
Biotechnology	0.9	525,086
Household Products	0.8	492,808
Health Care Technology	0.8	477,542
Containers & Packaging	0.7	452,521
Diversified Telecommunication Services	0.6	355,770
Short Positions:
Technology Hardware, Storage & Peripherals	(0.2)	(120,360)
Health Care Equipment & Supplies	(0.2)	(138,998)
Textiles, Apparel & Luxury Goods	(0.2)	(149,450)
Internet Software & Services	(0.2)	(149,619)
Health Care Providers & Services	(0.3)	(155,250)
Software	(0.3)	(165,561)
Leisure Equipment & Products	(0.3)	(171,936)
Electric Utilities	(0.3)	(172,032)
Chemicals	(0.3)	(175,641)
Multi-line Retail	(0.3)	(176,805)
Multi-Utilities	(0.3)	(182,652)
Tobacco	(0.3)	(211,560)
Electrical Equipment	(0.3)	(213,585)
Household Products	(0.4)	(224,717)
Beverages	(0.4)	(226,115)
Real Estate Management & Development	(0.4)	(228,971)
Internet & Catalog Retail	(0.4)	(232,150)
Food & Staples Retailing	(0.4)	(235,039)
Diversified Consumer Services	(0.4)	(250,427)
Water and Sewer	(0.4)	(258,332)
Gas Utilities	(0.5)	(319,607)
Media	(0.6)	(364,788)
Metals & Mining	(0.6)	(374,280)
Aerospace & Defense	(0.7)	(413,537)
Household Durables	(0.8)	(469,721)
Hotels, Restaurants & Leisure	(0.8)	(495,897)
Road & Rail	(0.9)	(530,535)
Food Products	(1.0)	(643,555)
Machinery	(1.1)	(654,762)
Trading Companies & Distributors	(1.1)	(663,001)
Building Products	(1.1)	(679,617)
Commercial Services & Supplies	(1.1)	(688,114)
Banks	(1.1)	(695,779)
Specialty Retail	(1.2)	(747,024)
Oil, Gas & Consumable Fuels	(1.2)	(767,495)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Professional Services	(1.2)%	$(768,765)
Insurance	(1.7)	(1,018,483)
Real Estate Investment Trusts	(4.2)	(2,561,150)

TOTAL COMMON STOCKS	97.7%	$60,040,726
REPURCHASE AGREEMENT	1.9	1,151,435
INVESTMENT OF SECURITY LENDING COLLATERAL	3.8	2,353,362

TOTAL INVESTMENTS	103.4%	$63,545,523

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.9%
25,500	SPDR S&P 500 ETF Trust	$5,142,330
30,000	Vanguard S&P 500 ETF	5,547,900

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	10,690,230

Face
Amount

REPURCHASE AGREEMENT* — 0.3%
$1,090,753	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $1,090,753, due 11/3/14, (collateralized by a FNMA security with a par value of $1,069,138, coupon rate of 3.036%, due 1/1/42, market value of $1,115,026)	1,090,753

	TOTAL REPURCHASE AGREEMENT (Cost $1,090,753)	1,090,753

TOTAL INVESTMENTS (Cost $7,956,596)[1]	3.2%	$11,780,983
OTHER ASSETS IN EXCESS OF LIABILITIES	96.8	353,894,226

NET ASSETS[2]	100.0%	$365,675,209

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $7,956,596.
[2]	Cash in the amount of $355,240,905 is held as collateral to secure the open written put options contracts.
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
S&P 500 Index
expires November 2014 exercise price $1,925 Barclays Capital PLC	1,720	$(817,000)
S&P 500 Index
expires November 2014 exercise price $2,000 Goldman Sachs	15	(27,075)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(11,139,448))		$(844,075)

TOTAL WRITTEN OPTIONS (Premiums Received $(11,139,448))		$(844,075)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

SECTOR DIVERSIFICATION

On October 31, 2014, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Exchange-Traded Funds	2.9%	$10,690,230

TOTAL	2.9%	$10,690,230
REPURCHASE AGREEMENTS	0.3	1,090,753

TOTAL INVESTMENTS	3.2%	$11,780,983

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 52.7%

	Air Freight & Logistics — 1.1%
16,907	Deutsche Post AG, Sponsored ADR	$535,614
36,377	Royal Mail PLC, Sponsored ADR	517,281

		1,052,895

	Auto Components — 1.1%
13,522	Continental AG, Sponsored ADR	532,902
22,892	Denso Corp., ADR	533,384

		1,066,286

	Automobiles — 2.7%
14,896	Bayerische Motoren Werke AG, Sponsored ADR	531,936
6,737	Daimler AG, Sponsored ADR	524,206
17,005	Honda Motor Co., Ltd., Sponsored ADR	546,201
4,500	Toyota Motor Corp., Sponsored ADR	546,075
12,573	Volkswagen AG, Sponsored ADR	535,484

		2,683,902

	Banks — 7.5%
17,819	Australia & New Zealand Banking Group, Ltd., Sponsored ADR	526,017
46,550	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	519,498
59,887	Banco Santander SA, Sponsored ADR	525,209
36,319	Barclays PLC, Sponsored ADR	559,313
16,802	BNP Paribas SA, ADR	529,263
9,067	DBS Group Holdings, Ltd., Sponsored ADR	525,251
10,345	HSBC Holdings PLC, Sponsored ADR	527,802
36,910	ING Groep N.V., Sponsored ADR[1]	528,551
94,217	Mitsubishi UFJ Financial Group, Inc., ADR	553,996
34,279	National Australia Bank, Ltd., Sponsored ADR	529,610
41,308	Nordea Bank AB, Sponsored ADR	526,264
68,275	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	571,462
14,940	United Overseas Bank, Ltd., Sponsored ADR	542,322
17,209	Westpac Banking Corp., Sponsored ADR	526,940

		7,491,498

	Beverages — 1.1%
4,741	Anheuser-Busch InBev N.V., Sponsored ADR	526,156
67,998	Coca-Cola Amatil, Ltd., Sponsored ADR	549,424

		1,075,580

	Building Products — 0.6%
4,452	Daikin Industries, Ltd., ADR	562,510

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 0.6%
70,926	Daiwa Securities Group, Inc., Sponsored ADR	$571,664

	Chemicals — 2.1%
21,693	Air Liquide SA, Sponsored ADR	522,584
32,889	Asahi Kasei Corp., ADR	543,655
5,988	BASF SE, Sponsored ADR	528,261
15,846	Givaudan SA, ADR	527,197

		2,121,697

	Communications Equipment — 1.1%
62,996	Nokia OYJ, Sponsored ADR	520,977
45,285	Telefonaktiebolaget LM Ericsson, Sponsored ADR	536,174

		1,057,151

	Construction & Engineering — 0.5%
37,614	Vinci SA, Sponsored ADR	534,871

	Diversified Financial Services — 1.1%
23,955	Hong Kong Exchanges and Clearing, Ltd., Sponsored ADR	529,884
8,386	ORIX Corp., Sponsored ADR	597,251

		1,127,135

	Diversified Telecommunication Services — 2.1%
33,605	Orange SA, Sponsored ADR	533,984
8,978	Swisscom AG, Sponsored ADR	529,612
35,181	Telefonica SA, Sponsored ADR	527,011
38,566	TeliaSonera AB, ADR	529,897

		2,120,504

	Electric Utilities — 0.5%
106,207	Enel SPA, ADR	533,159

	Electrical Equipment — 0.6%
21,353	Mitsubishi Electric Corp., Sponsored ADR	553,043

	Energy Equipment & Services — 1.0%
45,223	Subsea 7 SA, Sponsored ADR	489,765
13,278	Tenaris SA, ADR	526,340

		1,016,105

	Food & Staples Retailing — 0.5%
6,965	Seven & I Holdings Co., Ltd., ADR	548,215

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — (Continued)

	Food Products — 2.6%
12,342	Aryzta AG, ADR[1]	$526,016
11,875	Associated British Foods PLC, Sponsored ADR	524,162
7,185	Nestle SA, Sponsored ADR	526,876
13,682	Unilever N.V.	529,904
13,087	Unilever PLC, Sponsored ADR	526,490

		2,633,448

	Health Care Equipment & Supplies — 0.8%
22,801	Smith & Nephew PLC, Sponsored ADR	776,374

	Household Durables — 0.5%
43,454	Sekisui House, Ltd., Sponsored ADR	544,044

	Industrial Conglomerates — 1.6%
20,676	Hutchison Whampoa, Ltd., Sponsored ADR	522,896
35,225	Keppel Corp., Ltd., Sponsored ADR	521,330
4,675	Siemens AG, Sponsored ADR	527,060

		1,571,286

	Insurance — 2.6%
33,243	Allianz SE, ADR	529,229
22,880	AXA SA, Sponsored ADR	531,045
27,029	Muenchener Rueckversicherungs-Gesellschaft AG, ADR	530,309
21,885	Sampo OYJ, Sponsored ADR	523,708
17,289	Zurich Insurance Group AG, ADR[1]	522,819

		2,637,110

	IT Services — 0.5%
16,034	Cap Gemini SA, ADR	525,595

	Machinery — 1.0%
25,788	SKF AB, Sponsored ADR	517,823
45,592	Volvo AB, Sponsored ADR	524,764

		1,042,587

	Media — 0.5%
9,327	British Sky Broadcasting Group PLC, Sponsored ADR	530,426

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 2.1%
47,867	Anglo American PLC, ADR	$507,390
9,882	BHP Billiton PLC, ADR	514,259
8,779	BHP Billiton, Ltd., Sponsored ADR	521,824
10,720	Rio Tinto PLC, Sponsored ADR	514,239

		2,057,712

	Multi-line Retail — 0.5%
40,173	Marks & Spencer Group PLC, ADR	523,454

	Multi-Utilities — 1.1%
30,873	E.ON SE, Sponsored ADR	529,472
7,163	National Grid PLC, Sponsored ADR	532,856

		1,062,328

	Oil, Gas & Consumable Fuels — 3.1%
30,702	BG Group PLC, Sponsored ADR	516,715
12,124	BP PLC, Sponsored ADR	526,909
12,432	Eni SPA, Sponsored ADR	528,360
7,003	Royal Dutch Shell PLC, ADR	522,914
21,947	Statoil ASA, Sponsored ADR	503,684
8,813	Total SA, Sponsored ADR	527,810

		3,126,392

	Personal Products — 1.1%
13,818	Kao Corp., Sponsored ADR	544,429
16,804	L’Oreal SA, Sponsored ADR	527,310

		1,071,739

	Pharmaceuticals — 5.9%
34,603	Astellas Pharma, Inc., Sponsored ADR	541,191
7,325	AstraZeneca PLC, Sponsored ADR	534,285
3,819	Bayer AG, Sponsored ADR	542,413
35,031	Daiichi Sankyo Co., Ltd., Sponsored ADR	531,070
11,631	GlaxoSmithKline PLC, Sponsored ADR	529,094
5,718	Novartis AG, ADR	530,001
14,213	Roche Holding AG, Sponsored ADR	523,181
11,634	Sanofi, ADR	537,956
2,644	Shire PLC, ADR	528,271
24,463	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	539,409
9,631	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	543,863

		5,880,734

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 0.5%
15,754	Adecco SA, ADR[1]	$533,430

	Real Estate Investment Trusts — 0.5%
20,665	Unibail-Rodamco SE, Sponsored ADR	530,884

	Real Estate Management & Development — 1.1%
29,810	Cheung Kong Holdings, Ltd., ADR	527,339
29,178	Daiwa House Industry Co., Ltd., Sponsored ADR	562,844

		1,090,183

	Road & Rail — 0.5%
40,540	East Japan Railway Co., Sponsored ADR	534,317

	Specialty Retail — 0.5%
67,008	Hennes & Mauritz AB, Sponsored ADR	528,693

	Technology Hardware, Storage & Peripherals — 0.5%
17,520	Canon, Inc., Sponsored ADR	543,470

	Tobacco — 0.5%
4,709	British American Tobacco PLC, Sponsored ADR	534,754

	Wireless Telecommunication Services — 0.5%
15,007	SoftBank Corp., ADR	547,155

	TOTAL COMMON STOCKS (Cost $52,467,146)	52,942,330

EXCHANGE-TRADED FUND — 30.8%
783,000	Vanguard MSCI EAFE ETF	31,014,630

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,417,053)	31,014,630

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

REPURCHASE AGREEMENT* — 2.9%
$2,925,201	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $2,925,203, due 11/3/14, (collateralized by a FNMA security with a par value of $2,863,762, coupon rate of 3.036%, due 1/1/42, market value of $2,986,678)	$2,925,201

	TOTAL REPURCHASE AGREEMENT (Cost $2,925,201)	2,925,201

TOTAL INVESTMENTS (Cost $86,809,400)[2]	86.4%	$86,882,161
OTHER ASSETS IN EXCESS OF LIABILITIES	13.6	13,670,088

NET ASSETS[3]	100.0%	$100,552,249

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $86,871,807.
[3]	Cash in the amount of $15,583,373 is held as collateral to secure the open written put options contracts.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires November 2014 exercise price $62 Goldman Sachs	400	$(89,800)
iShares MSCI EAFE Index Fund
expires November 2014 exercise price $63 Goldman Sachs	10,669	(1,525,667)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(334,493))		$(1,615,467)

PUTS:
iShares MSCI EAFE Index Fund
expires November 2014 exercise price $63 Barclays Capital PLC	200	(10,200)
iShares MSCI EAFE Index Fund
expires November 2014 exercise price $65 Barclays Capital PLC	1,568	(215,600)
iShares MSCI EAFE Index Fund
expires November 2014 exercise price $66 Barclays Capital PLC	300	(64,950)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(915,155))		$(290,750)

TOTAL WRITTEN OPTIONS (Premiums Received $(1,249,648))		$(1,906,217)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

SECTOR DIVERSIFICATION

On October 31, 2014, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Common Stocks	52.7%	$52,942,330
Exchange-Traded Funds	30.8	31,014,630

TOTAL	83.5%	$83,956,960
REPURCHASE AGREEMENTS	2.9	2,925,201

TOTAL INVESTMENTS	86.4%	$86,882,161

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 95.7%

	Japan — 17.7%
62,000	Asahi Kasei Corp.	$508,785
8,200	Brother Industries, Ltd.	145,997
18,100	Daiwa House Industry Co., Ltd.	342,445
10,100	Electric Power Development Co, Ltd.[1]	353,208
79,000	Hitachi, Ltd.	620,740
14,000	Honda Motor Co., Ltd.	447,569
10,000	Japan Airlines Co., Ltd.	268,521
3,100	KDDI Corp.	203,575
64,400	Marubeni Corp.	414,056
16,200	Mitsubishi Corp.	317,655
71,100	Mitsubishi UFJ Financial Group, Inc.	414,457
7,000	MS&AD Insurance Group Holdings	151,317
9,800	Nissin Kogyo Co, Ltd.	151,463
11,000	Nomura Real Estate Holdings, Inc.	194,413
10,800	Sompo Japan Nipponkoa Holdings, Inc.	271,951
4,200	Sumisho Computer Systems Corp.	112,910
6,300	Sumitomo Mitsui Financial Group, Inc.	256,932
127,000	Toshiba Corp.	560,847
8,200	Toyo Tire & Rubber Co, Ltd.	135,269
12,500	Toyota Motor Corp.	752,215

		6,624,325

	Germany — 15.7%
4,353	Allianz AG	692,223
5,959	BASF SE	526,538
4,012	Bayer AG	573,803
5,534	Daimler AG	431,480
25,392	Deutsche Telekom AG Reg.	382,742
11,841	DMG MORI SEIKI AG	303,185
3,986	Hannover Rueckversicherung AG	332,701
15,488	Metro AG2	493,733
7,088	Rheinmetall AG	305,398
4,885	Siemens AG Reg.	550,996
10,516	Stada Arzneimittel AG	405,191
2,575	Volkswagen AG	549,166
7,511	Wincor Nixdorf AG	345,433

		5,892,589

	United Kingdom — 15.6%
91,067	Barclays PLC	350,236
34,521	BG Group PLC	575,328
28,450	BHP Billiton PLC	735,051
87,740	BP Amoco PLC	631,281
34,434	Britvic PLC	375,434

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

91,317	HSBC Holdings PLC	$931,010
82,353	ITV PLC	267,539
119,246	Premier Oil PLC	492,401
15,332	Rio Tinto PLC	729,519
7,910	Scottish & Southern Energy PLC	202,741
32,764	Smith & Nephew PLC	556,179

		5,846,719

	France — 10.6%
23,136	AXA SA	534,408
6,148	BNP Paribas	386,353
4,442	Casino Guichard Perrachon	455,453
10,884	Compagnie de Saint-Gobain	467,847
23,865	GDF Suez	579,440
37,070	Orange SA	590,168
7,538	Societe Generale	363,264
10,278	Total SA	613,630

		3,990,563

	Switzerland — 6.2%
1,372	Lonza Group AG2	151,176
8,341	Novartis AG	774,068
3,504	Roche Holding AG	1,034,035
1,204	Zurich Financial Services AG2	364,365

		2,323,644

	Netherlands — 4.9%
19,319	Delta Lloyd N.V.	440,342
34,095	ING Groep N.V., ADR[2]	488,253
3,918	Koninklijke DSM N.V.	245,494
27,908	Reed Elsevier N.V.	642,868

		1,816,957

	South Korea — 3.6%
4,194	Hankook Tire Co, Ltd.	216,091
8,496	KB Financial Group, Inc.	333,041
1,148	Kia Motors Corp.	55,761
3,146	POSCO, ADR	225,128
460	Samsung Electronics Co., Ltd	536,425

		1,366,446

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 3.6%
93,000	Kerry Properties, Ltd.	$319,629
88,000	Luk Fook Holdings International, Ltd.	261,822
126,000	SJM Holdings, Ltd.	265,662
32,950	Standard Chartered PLC[1]	509,980

		1,357,093

	China — 3.1%
868,000	Agricultural Bank of China, Ltd.	403,354
394,500	China Railway Construction Corp, Ltd. — Class H1	417,005
215,500	CNOOC, Ltd.	336,895

		1,157,254

	Australia — 2.3%
44,801	Downer EDI, Ltd.	189,187
11,834	National Australia Bank, Ltd.	366,094
60,575	Toll Holdings, Ltd.	303,494

		858,775

	Singapore — 2.0%
33,000	DBS Group Holdings, Ltd.	474,719
75,000	SembCorp Industries, Ltd.	283,731

		758,450

	Norway — 1.6%
35,563	Petroleum Geo-Services ASA[1]	176,635
19,472	Telenor ASA	437,860

		614,495

	Sweden — 1.1%
59,624	TeliaSonera AB	412,882

	Belgium — 1.1%
5,743	Delhaize Group SA	392,677

	Denmark — 1.0%
13,753	Danske Bank AS	377,661

	Canada — 1.0%
10,400	Suncor Energy, Inc.	369,290

	Italy — 0.8%
60,529	Enel SPA	309,298

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.8%
160,400	PTT Global Chemical PCL — Class F	$305,336

	Israel — 0.8%
5,394	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	304,599

	Spain — 0.6%
15,163	Telefonica SA	228,168

	Ireland — 0.6%
48,080	C&C Group PLC	214,134

	Indonesia — 0.4%
232,000	Indofood Sukses Makmur Tbk PT	131,022

	India — 0.3%
1,874	Infosys Technologies, Ltd., Sponsored ADR	125,296

	Finland — 0.3%
2,944	Kesko OYJ	111,653

	TOTAL COMMON STOCKS (Cost $31,140,142)	35,889,326

PREFERRED STOCKS — 0.8%

	Brazil — 0.8%
33,200	Vale SA, ADR, 11.75%	290,832

	TOTAL PREFERRED STOCKS (Cost $405,370)	290,832

MUTUAL FUND — 2.5%

	United States — 2.5%
111,341	Glenmede Philadelphia International Emerging Markets Fund — Class IV3	939,715

	TOTAL MUTUAL FUNDS (Cost $1,054,288)	939,715

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

REPURCHASE AGREEMENTS* — 1.1%
$425,693	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $425,693, due 11/3/14, (collateralized by a FNMA security with a par value of $410,633, coupon rate of 3.246%, due 5/1/41, market value of $436,077)	$425,693

	TOTAL REPURCHASE AGREEMENTS (Cost $425,693)	425,693

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.0%
1,123,026	State Street Navigator Securities Lending Prime Portfolio	1,123,026

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,123,026)	1,123,026

TOTAL INVESTMENTS (Cost $34,148,519)[4]	103.1%	$38,668,592
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)	(1,148,760)

NET ASSETS	100.0%	$37,519,832

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Affiliated issuer. See Notes to Financial Statements
[4]	Aggregate cost for federal tax purposes was $34,257,609.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banks	13.8%	$5,167,101
Pharmaceuticals	8.2	3,091,696
Oil, Gas & Consumable Fuels	8.1	3,018,825
Insurance	7.4	2,787,307
Automobiles	6.0	2,236,191
Diversified Telecommunication Services	5.5	2,051,820
Metals & Mining	5.3	1,980,530
Chemicals	4.2	1,586,153
Food & Staples Retailing	3.9	1,453,516
Diversified Financial Services	3.8	1,427,968
Industrial Conglomerates	3.0	1,140,125
Technology Hardware, Storage & Peripherals	2.8	1,052,277
Media	2.4	910,407
Real Estate Management & Development	2.3	856,487
Trading Companies & Distributors	2.0	731,711
Electronic Equipment, Instruments & Components	1.7	620,740
Beverages	1.6	589,568
Multi-Utilities	1.5	579,440
Health Care Equipment & Supplies	1.5	556,179
Electrical Equipment	1.4	536,425
Electric Utilities	1.4	512,039
Auto Components	1.3	502,823
Building Products	1.3	467,847
Construction & Engineering	1.1	417,005
Independent Power Producers & Energy Traders	0.9	353,208
Air Freight & Logistics	0.8	303,494
Machinery	0.8	303,185
Airlines	0.7	268,521
Hotels, Restaurants & Leisure	0.7	265,662
Specialty Retail	0.7	261,822
Wireless Telecommunication Services	0.5	203,575
Commercial Services & Supplies	0.5	189,187
Energy Equipment & Services	0.5	176,635
Life Sciences Tools & Services	0.4	151,176

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Food Products	0.4%	$131,022
IT Services	0.3	125,296
Software	0.3	112,910

TOTAL COMMON STOCKS, PREFERRED STOCKS AND MUTUAL FUNDS	99.0%	$37,119,873
REPURCHASE AGREEMENTS	1.1	425,693
INVESTMENTS OF SECURITY LENDING COLLATERAL	3.0	1,123,026

TOTAL INVESTMENTS	103.1%	$38,668,592

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 96.4%

	Japan — 18.0%
30,000	Asahi Kasei Corp.	$246,186
4,400	Brother Industries, Ltd.	78,340
9,000	Daiwa House Industry Co., Ltd.	170,277
4,700	Electric Power Development Co, Ltd.[1]	164,364
41,000	Hitachi, Ltd.	322,156
7,400	Honda Motor Co., Ltd.	236,572
4,000	Japan Airlines Co., Ltd.	107,408
1,600	KDDI Corp.	105,071
27,600	Marubeni Corp.	177,453
9,200	Mitsubishi Corp.	180,397
35,800	Mitsubishi UFJ Financial Group, Inc.	208,686
3,700	MS&AD Insurance Group Holdings	79,982
6,000	Nissin Kogyo Co, Ltd.[1]	92,732
8,400	Nomura Real Estate Holdings, Inc.	148,461
5,500	Sompo Japan Nipponkoa Holdings, Inc.	138,493
2,200	Sumisho Computer Systems Corp.	59,143
2,400	Sumitomo Mitsui Financial Group, Inc.	97,879
66,000	Toshiba Corp.[1]	291,464
4,000	Toyo Tire & Rubber Co, Ltd.	65,985
6,400	Toyota Motor Corp.	385,134

		3,356,183

	Germany — 16.0%
2,120	Allianz AG	337,127
2,891	BASF SE	255,449
2,099	Bayer AG	300,202
2,737	Daimler AG	213,401
12,771	Deutsche Telekom AG Reg.	192,501
6,631	DMG MORI SEIKI AG	169,785
1,797	Hannover Rueckversicherung AG	149,991
6,798	Metro AG2	216,710
4,430	Rheinmetall AG	190,873
2,541	Siemens AG Reg.	286,608
5,302	Stada Arzneimittel AG	204,291
1,323	Volkswagen AG	282,154
3,826	Wincor Nixdorf AG	175,959

		2,975,051

	United Kingdom — 15.5%
40,720	Barclays PLC	156,606
18,020	BG Group PLC	300,322
13,659	BHP Billiton PLC	352,902
39,683	BP Amoco PLC	285,515
20,599	Britvic PLC	224,591

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

45,952	HSBC Holdings PLC	$468,497
41,215	ITV PLC	133,894
55,044	Premier Oil PLC	227,292
7,078	Rio Tinto PLC	336,782
3,651	Scottish & Southern Energy PLC	93,579
18,078	Smith & Nephew PLC	306,880

		2,886,860

	France — 10.3%
10,840	AXA SA	250,388
3,124	BNP Paribas	196,318
2,170	Casino Guichard Perrachon	222,497
5,140	Compagnie de Saint-Gobain	220,942
10,656	GDF Suez	258,727
20,494	Orange SA	326,272
3,370	Societe Generale	162,404
4,796	Total SA	286,337

		1,923,885

	Switzerland — 6.2%
698	Lonza Group AG2	76,910
4,023	Novartis AG	373,346
1,762	Roche Holding AG	519,969
611	Zurich Financial Services AG2	184,906

		1,155,131

	Netherlands — 4.7%
8,550	Delta Lloyd N.V.	194,882
17,835	ING Groep N.V., ADR[2]	255,404
1,760	Koninklijke DSM N.V.	110,278
13,627	Reed Elsevier N.V.	313,901

		874,465

	South Korea — 4.1%
2,205	Hankook Tire Co, Ltd.	113,610
4,252	KB Financial Group, Inc.	166,677
862	Kia Motors Corp.	41,870
2,030	POSCO, ADR	145,267
262	Samsung Electronics Co., Ltd	305,529

		772,953

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 3.6%
46,000	Kerry Properties, Ltd.	$158,096
41,000	Luk Fook Holdings International, Ltd.	121,985
63,000	SJM Holdings, Ltd.	132,831
16,500	Standard Chartered PLC[1]	255,377

		668,289

	China — 3.1%
400,000	Agricultural Bank of China, Ltd.	185,877
186,500	China Railway Construction Corp, Ltd. — Class H1	197,139
119,000	CNOOC, Ltd.	186,035

		569,051

	Australia — 2.5%
31,128	Downer EDI, Ltd.	131,449
6,026	National Australia Bank, Ltd.	186,419
27,961	Toll Holdings, Ltd.	140,090

		457,958

	Singapore — 2.0%
16,000	DBS Group Holdings, Ltd.	230,167
36,990	SembCorp Industries, Ltd.	139,936

		370,103

	Norway — 1.6%
19,749	Petroleum Geo-Services ASA[1]	98,090
8,808	Telenor ASA	198,062

		296,152

	Sweden — 1.0%
28,304	TeliaSonera AB	195,999

	Denmark — 1.0%
7,136	Danske Bank AS	195,957

	Canada — 1.0%
5,400	Suncor Energy, Inc.	191,747

	Belgium — 1.0%
2,688	Delhaize Group SA1	183,792

	Thailand — 0.9%
92,800	PTT Global Chemical PCL — Class F	176,653

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Israel — 0.8%
2,665	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	$150,492

	Italy — 0.8%
28,818	Enel SPA	147,258

	Ireland — 0.8%
32,452	C&C Group PLC	144,531

	Spain — 0.5%
6,727	Telefonica SA	101,226

	Indonesia — 0.4%
117,900	Indofood Sukses Makmur Tbk PT	66,584

	India — 0.3%
865	Infosys Technologies, Ltd., Sponsored ADR	57,834

	Finland — 0.3%
1,389	Kesko OYJ	52,679

	TOTAL COMMON STOCKS (Cost $16,022,299)	17,970,833

PREFERRED STOCKS — 0.7%

	Brazil — 0.7%
15,290	Vale SA, ADR, 11.71%	133,940

	TOTAL PREFERRED STOCKS (Cost $186,919)	133,940

Face
Amount

REPURCHASE AGREEMENTS* — 3.0%
$558,679	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $558,679, due 11/3/14, (collateralized by a FNMA security with a par value of $537,840, coupon rate of 3.246%, due 5/1/41, market value of $571,166)	558,679

	TOTAL REPURCHASE AGREEMENTS (Cost $558,679)	558,679

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.9%
1,090,936	State Street Navigator Securities Lending Prime Portfolio	$1,090,936

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,090,936)	1,090,936

TOTAL INVESTMENTS (Cost $17,858,833)[3]	106.0%	$19,754,388
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.0)	(1,111,810)

NET ASSETS	100.0%	$18,642,578

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $17,917,118.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banks	13.5%	$2,510,864
Pharmaceuticals	8.3	1,548,300
Oil, Gas & Consumable Fuels	7.9	1,477,248
Insurance	7.2	1,335,769
Automobiles	6.2	1,159,131
Diversified Telecommunication Services	5.4	1,014,060
Metals & Mining	5.2	968,891
Chemicals	4.2	788,566
Food & Staples Retailing	3.6	675,678
Industrial Conglomerates	3.3	617,417
Technology Hardware, Storage & Peripherals	2.9	545,763
Real Estate Management & Development	2.6	476,834
Media	2.4	447,795
Beverages	2.0	369,122
Trading Companies & Distributors	1.9	357,850
Electronic Equipment, Instruments & Components	1.7	322,156
Health Care Equipment & Supplies	1.6	306,880
Electrical Equipment	1.6	305,529
Auto Components	1.5	272,327
Multi-Utilities	1.4	258,727
Diversified Financial Services	1.4	255,404
Electric Utilities	1.3	240,837
Building Products	1.2	220,942
Construction & Engineering	1.1	197,139
Machinery	0.9	169,785
Independent Power Producers & Energy Traders	0.9	164,364
Air Freight & Logistics	0.7	140,090
Hotels, Restaurants & Leisure	0.7	132,831
Commercial Services & Supplies	0.7	131,449
Specialty Retail	0.7	121,985
Airlines	0.6	107,408
Wireless Telecommunication Services	0.6	105,071
Energy Equipment & Services	0.5	98,090
Life Sciences Tools & Services	0.4	76,910

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Food Products	0.4%	$66,584
Software	0.3	59,143
IT Services	0.3	57,834

TOTAL COMMON AND PREFERRED STOCKS	97.1%	$18,104,773
REPURCHASE AGREEMENTS	3.0	558,679
INVESTMENTS OF SECURITY LENDING COLLATERAL	5.9	1,090,936

TOTAL INVESTMENTS	106.0%	$19,754,388

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 99.2%

	Japan — 28.7%
100	Accordia Golf Co, Ltd.	$1,054
152,000	Achilles Corp.	208,811
3,300	Airport Facilities Co, Ltd.	22,570
13,700	ASKA Pharmaceutical Co, Ltd.	151,180
92,000	Bank of Saga, Ltd. (The)	212,757
75,000	Central Glass Co, Ltd.	245,186
17,700	Cleanup Corp.	155,462
11,500	Corona Corp.	119,706
44,000	Daiichi Jitsugyo Co, Ltd.	226,228
7,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	37,968
26,000	Daiwabo Holdings Co, Ltd.	47,426
31,700	DCM Holdings Co, Ltd.	212,369
300	Dunlop Sports Co, Ltd.	3,513
29,800	EDION Corp.	212,615
97,000	Eighteenth Bank, Ltd. (The)	274,791
400	Fukuda Denshi Co, Ltd.	20,472
2,600	Funai Electric Co., Ltd.	23,317
67,000	Fuso Pharmaceutical Industries, Ltd.	197,139
300	Geo Corp.	2,649
69	Global One Real Estate Investment Corp. REIT	213,795
12,700	Hakuto Co, Ltd.	124,827
15,800	Heiwa Real Estate Co, Ltd.	259,607
308	Heiwa Real Estate, Inc. REIT	253,350
97,000	Higashi-Nippon Bank, Ltd. (The)	245,755
23,000	Inabata & Co, Ltd.	222,319
2,700	Itochu-Shokuhin Co, Ltd.	89,166
42,400	Itoki Corp.	238,323
57,000	J-Oil Mills, Inc.	185,174
2,800	Japan Digital Laboratory Co, Ltd.	49,871
60,000	Japan Pulp & Paper Co, Ltd.	177,609
26,000	Japan Vilene Co, Ltd.	144,382
20,100	Kaga Electronics Co, Ltd.	231,533
122,000	Kanematsu Corp.	194,115
19,000	Kawasaki Kisen Kaisha, Ltd.	43,289
45	Kenedix Residential Investment Corp. REIT	117,908
18,300	Kiyo Bank, Ltd. (The)	263,116
7,000	Koatsu Gas Kogyo Co, Ltd.	37,240
18,500	Kohnan Shoji Co, Ltd.	212,281
10,800	Konoike Transport Co, Ltd.	211,407
126,000	Kurabo Industries, Ltd.	209,505
30,000	Kyodo Printing Co, Ltd.	106,450
200	Mars Engineering Corp.	3,633
8,200	Megmilk Snow Brand Co, Ltd.	108,798
4,500	Melco Holdings, Inc.	64,485

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

106	MID, Inc. REIT	$265,215
95,000	Mie Bank, Ltd. (The)	221,565
7,000	Mitsui Home Co, Ltd.	30,668
40,000	Mitsui Sugar Co, Ltd.	138,748
14,000	Miyazaki Bank, Ltd. (The)	42,203
62,000	Morinaga Milk Industry Co, Ltd.	207,303
2,100	Nagase & Co, Ltd.	27,201
135,000	Nippon Beet Sugar Manufacturing Co, Ltd.	227,083
150,900	Nippon Light Metal Holdings Co, Ltd.	222,864
17,600	Nippon Paper Industries Co, Ltd.	259,021
67,000	Nippon Steel & Sumikin Bussan Corp.	243,808
21,000	Nisshin Oillio Group, Ltd. (The)	75,260
63,000	Nissin Corp.	157,949
51	Nomura Real Estate Office Fund, Inc. REIT	226,016
45,000	Noritake Co, Ltd.	103,468
22,100	Onoken Co, Ltd.	227,348
12,900	Otsuka Kagu, Ltd.	133,662
14,900	Paltac Corp.	181,562
20,200	Paris Miki Holdings, Inc.	89,790
11,900	Ryosan Co, Ltd.	251,532
22,500	Ryoyo Electro Corp.	221,818
73,000	Sakai Chemical Industry Co, Ltd.	219,922
20,400	Sanoh Industrial Co, Ltd.	132,724
18,600	Sanshin Electronics Co, Ltd.	131,720
48,000	Sanyo Shokai, Ltd.	116,611
3,600	Seiko Epson Corp.	167,057
83,000	Sekisui Plastics Co, Ltd.	225,037
19,000	Senko Co, Ltd.	80,814
10,800	Shinko Shoji Co, Ltd.	102,399
69,000	Showa Sangyo Co, Ltd.	268,051
180,900	Sojitz Corp.	269,654
17,000	Sumitomo Riko Co, Ltd.	146,106
10,000	Takiron Co, Ltd.	49,593
6,000	Tochigi Bank, Ltd. (The)	24,389
22,000	Tokyo Energy & Systems, Inc.	154,822
13,600	TOMONY Holdings, Inc.	60,672
12,000	Toyo Kohan Co, Ltd.	69,273
16,400	Toyo Tire & Rubber Co, Ltd.	270,538
12,000	Uchida Yoko Co, Ltd.	38,421
29,500	Vital KSK Holdings, Inc.	251,589
44,000	Yurtec Corp.	244,680

		12,961,307

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	United Kingdom — 21.6%
50,937	African Barrick Gold PLC	$167,857
46,126	Amlin PLC	336,652
463	Anglo Pacific Group PLC	976
21,987	Avocet Mining PLC[1]	1,734
1,934	Bank of Georgia Holdings PLC	79,318
40,375	Barratt Developments PLC	271,416
378	Beazley PLC	1,588
12,358	Bellway PLC	346,656
9,416	Berkeley Group Holdings PLC	344,355
1,643	Bovis Homes Group PLC	22,189
169,285	Cable & Wireless Communications PLC	130,818
54,597	Cape PLC	236,188
55,014	Carillion PLC	293,094
38,919	Catlin Group, Ltd.	334,345
42,358	Chesnara PLC	233,434
8,194	Close Brothers Group PLC	192,289
26,321	Computacenter PLC	260,308
48,649	Costain Group PLC	226,467
246,901	Debenhams PLC	256,347
2,479	Drax Group PLC	23,588
126,840	Evraz PLC	262,939
61,237	Ferrexpo PLC	82,434
96,768	FirstGroup PLC[1]	174,387
6,447	Galliford Try PLC	126,178
262	Grafton Group PLC	2,660
8,646	Greene King PLC	111,157
29,805	Greggs PLC	289,102
1,997	Halfords Group PLC	15,853
166,718	Hansteen Holdings PLC REIT	282,701
25,931	Helical Bar PLC	145,370
223,905	Highland Gold Mining, Ltd.	136,109
10,179	Hikma Pharmaceuticals PLC	308,734
86,034	Home Retail Group PLC	252,470
2,071	Hunting PLC	24,394
3,439	Inchcape PLC	38,312
27,103	Interserve PLC	275,169
1,963	John Wood Group PLC	20,828
6,292	Kier Group PLC	150,055
36,239	Laird PLC	182,916
25,727	Lookers PLC	57,103
161,334	Man Group PLC	319,889
8,884	Marston’s PLC	21,431
13,773	Morgan Sindall Group PLC	151,604
69,833	National Express Group PLC	278,823

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

9,568	Pennon Group PLC	$127,678
4,723	Persimmon PLC[1]	110,921
6,476	Phoenix Group Holdings	78,194
12,749	Playtech, Ltd.	144,402
3,469	Plus500, Ltd.	28,405
64,191	Premier Oil PLC	265,063
43,631	Quindell PLC	93,527
74,090	Safestore Holdings PLC REIT	246,525
4,309	Savills PLC	44,392
25,596	Soco International PLC[1]	134,806
215,399	Spirit Pub Co. PLC	366,110
1,948	St Ives PLC	6,014
37	Synergy Health PLC	1,107
42,005	TT electronics PLC	112,629
8,754	Vedanta Resources PLC	115,519
16,188	Vesuvius PLC	110,522
87,763	Xchanging PLC	266,099

		9,722,150

	Australia — 6.4%
98,572	Abacus Property Group REIT	234,715
305,023	Arrium, Ltd.	90,558
97,429	Atlas Iron, Ltd.	29,164
15,511	Bank of Queensland, Ltd.	172,432
224,840	Beach Energy, Ltd.	232,574
131,188	Bentham IMF, Ltd.	237,157
374	Boart Longyear, Ltd.[1]	80
36,919	CSR, Ltd.	112,995
4,657	Decmil Group, Ltd.	7,316
39,593	Downer EDI, Ltd.	167,195
16,411	Echo Entertainment Group, Ltd.	55,103
29,384	Evolution Mining, Ltd.	15,515
347,645	Fairfax Media, Ltd.	249,877
702,974	Grange Resources, Ltd.	84,834
19,605	GUD Holdings, Ltd.	124,095
7,290	Investa Office Fund	23,001
1,443	IOOF Holdings, Ltd.	11,510
1,456	Matrix Composites & Engineering, Ltd.[1]	1,141
200,921	Mount Gibson Iron, Ltd.	79,836
242,052	NRW Holdings, Ltd.	162,021
26,166	Primary Health Care, Ltd.	107,229
100,832	Programmed Maintenance Services, Ltd.	230,833
110,570	Seven West Media, Ltd.	167,184

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

2,285	Sigma Pharmaceuticals, Ltd.	$1,557
39,135	Spark Infrastructure Group	65,785
212,555	STW Communications Group, Ltd.	212,440

		2,876,147

	Germany — 5.5%
6,728	Aareal Bank AG	289,070
863	Aurubis AG	45,051
558	Bilfinger Berger SE	36,086
878	Cewe Stiftung & Co. KGAA	57,731
8,011	Deutsche Beteiligungs AG	219,599
8,895	DMG MORI SEIKI AG	227,754
292	DO Deutsche Office AG1	1,065
8,814	Freenet AG	231,259
67	Gerresheimer AG	3,728
73	Kloeckner & Co. SE1	857
615	Leoni AG	35,328
241	MLP AG	1,226
2,299	Rhoen Klinikum AG	68,452
15,135	SAF-Holland SA	189,646
5,481	Sixt AG	177,312
3,595	Stada Arzneimittel AG	138,518
16,833	TUI AG	257,780
13,172	VTG AG	266,345
12,886	Wacker Neuson SE	250,745

		2,497,552

	Sweden — 4.6%
12,277	B&B Tools AB	230,159
9,451	Bilia AB	268,282
16,685	Billerud AB	243,364
33,637	Byggmax Group AB	208,747
3,238	Dios Fastigheter AB	21,938
3,962	Holmen AB	131,132
50,428	Klovern AB	256,734
6,979	Kungsleden AB	43,536
23,967	Meda AB	313,874
1,445	Nolato AB	33,414
36,871	Peab AB	250,320
2,443	SSAB AB1	15,646
1,986	SSAB AB — A Shares[1]	14,136
5,071	SSAB AB — B Shares[1]	32,727

		2,064,009

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	France — 4.4%
5,774	Acanthe Developpement SA REIT	$2,605
8,997	APERAM[1]	258,861
4,727	Cegid Group	173,977
1,228	Credit Agricole Nord de France	24,607
11,159	GL Events	223,027
5,489	Guerbet	255,331
5,230	Ipsen SA	257,078
10,139	Jacquet Metal Service	173,031
6,689	Korian-Medica	241,998
27,932	MPI	116,377
32	Nexans SA1	975
3,168	Rallye SA	122,781
1,990	Saft Groupe SA	59,194
708	Valeo SA	79,388

		1,989,230

	Switzerland — 3.7%
7,162	BKW SA	215,496
386	Galenica AG	330,312
545	Helvetia Holding AG	259,156
476	Huber & Suhner AG	23,475
6,662	Kudelski SA	84,965
21,912	Logitech International SA	310,225
564	Siegfried Holding AG1	86,690
92	St Galler Kantonalbank AG	33,276
492	Straumann Holding AG	121,133
839	Valora Holding AG1	173,781
15	Vetropack Holding AG	25,610

		1,664,119

	Italy — 3.0%
125,867	A2A SPA	126,210
5,393	ACEA SPA	65,960
41,755	Ascopiave SPA	97,848
9,895	ASTM SPA	119,025
34,486	Cairo Communication SPA	231,811
2,167	Credito Emiliano SPA	16,698
1,186	Danieli & C Officine Meccaniche SPA	21,402
216	Delclima[1]	400
18,955	ERG SPA	217,225
3,442	GTECH SPA	80,223
7,578	Italmobiliare SPA	121,554

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — (Continued)

1,108	Societa Cattolica di Assicurazioni SCRL	$17,161
8,572	Societa Iniziative Autostradali e Servizi SPA	85,889
27,158	Unipol Gruppo Finanziario SPA	131,378

		1,332,784

	Hong Kong — 2.9%
884,000	Century City International Holdings, Ltd.	64,974
27,000	Champion REIT	11,943
2,260	Dah Sing Financial Holdings, Ltd.	14,072
120,500	Dickson Concepts International, Ltd.	63,156
700,000	Emperor International Holdings	152,630
11,000	Great Eagle Holdings, Ltd.	37,027
6,000	Haitong International Securities Group, Ltd.	3,573
1,028,000	Hsin Chong Construction Group, Ltd.	127,253
304,000	IT, Ltd.	91,335
21,000	Luk Fook Holdings International, Ltd.	62,480
607,000	Pacific Andes International Holdings, Ltd.	25,444
92,000	Paliburg Holdings, Ltd.	30,136
22,000	Regal Hotels International Holdings, Ltd.	13,417
576,000	Regal Real Estate Investment Trust REIT	147,157
370,000	SITC International Holdings Co, Ltd.	197,098
71,000	Sitoy Group Holdings, Ltd.	58,566
573,600	VST Holdings, Ltd.	198,223
44,000	Win Hanverky Holdings, Ltd.	5,619

		1,304,103

	Singapore — 2.9%
425	AIMS AMP Capital Industrial REIT	493
129,000	Ascott Residence Trust REIT	124,566
143,000	Asian Pay Television Trust	95,170
138,000	Frasers Commercial Trust REIT	152,544
2,000	Ho Bee Land, Ltd.	3,103
284,000	Hong Fok Corp, Ltd.	196,773
60,000	Hong Leong Asia, Ltd.	64,403
616,000	K1 Ventures, Ltd.	98,295
202,000	Mapletree Industrial Trust REIT	232,003
2,000	Metro Holdings, Ltd.	1,364
135,000	QAF, Ltd.	106,779
72,000	Religare Health Trust	55,204
89,000	Soilbuild Business Space REIT	54,083

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Singapore — (Continued)

32,000	United Engineers, Ltd.	$71,522
6,000	Venture Corp, Ltd.	36,140
2,000	Wheelock Properties Singapore, Ltd.	2,807

		1,295,249

	Norway — 2.5%
542	Aker ASA	13,221
20,167	Atea ASA	220,508
4,303	Austevoll Seafood ASA	27,982
164,378	BW Offshore, Ltd.	201,812
50,490	Kvaerner ASA	66,560
11,641	Salmar ASA	209,730
13,664	Selvaag Bolig ASA	39,706
31,541	Sparebank 1 Nord Norge	184,711
19,563	SpareBank 1 SMN	173,959

		1,138,189

	Spain — 2.3%
18,621	Abengoa SA — B Shares	78,704
316	Acciona SA1	22,085
6,222	Bolsas y Mercados Espanoles SA	236,725
6,880	CaixaBank	37,601
17,663	Cie Automotive SA	239,629
450	Corp. Financiera Alba	24,785
9,063	Ebro Foods SA	162,221
113	Indra Sistemas SA	1,248
24,874	Liberbank SA1	21,249
42,640	Papeles y Cartones de Europa SA	222,714

		1,046,961

	Finland — 1.8%
10,953	Atria OYJ	96,629
310	Caverion Corp.	2,490
22,437	Citycon OYJ	72,694
7,879	Cramo OYJ	114,909
7,894	Kesko OYJ	299,384
19,610	Metsa Board OYJ	87,595
26,791	Sanoma OYJ	154,034
310	YIT OYJ	2,074

		829,809

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Austria — 1.5%
2,933	ams AG	$105,174
22,059	Austria Technologie & Systemtechnik AG	255,659
7,404	EVN AG	93,803
31,455	S IMMO AG1	242,223
35	Strabag SE	758

		697,617

	Denmark — 1.4%
2,769	Dfds AS	234,679
3,004	NKT Holding AS	155,822
1,451	PER Aarsleff AS — Class B	241,501

		632,002

	Netherlands — 1.2%
11,334	Accell Group	180,807
647	ASM International N.V.	25,927
14,394	BE Semiconductor Industries N.V.	274,166
928	Nieuwe Steen Investments N.V. REIT	4,610
2	Royal Imtech N.V.[1]	13
7,230	USG People N.V.	72,530

		558,053

	New Zealand — 1.2%
76,324	Air New Zealand, Ltd.	120,827
75,218	Chorus, Ltd.	123,714
219	Mighty River Power, Ltd.	482
219,622	New Zealand Oil & Gas, Ltd.	126,608
4,546	Nuplex Industries, Ltd.	11,216
27,360	Sky Network Television, Ltd.	135,851

		518,698

	Israel — 1.1%
7,787	Africa Israel Properties, Ltd.	112,162
2,707	AL-ROV Israel, Ltd.[1]	79,324
5,673	Clal Insurance Enterprises Holdings, Ltd.[1]	90,129
24,585	Discount Investment Corp., Ltd.[1]	171,171
8,104	Harel Insurance Investments & Financial Services, Ltd.	40,933

		493,719

	Belgium — 1.0%
7,115	bpost SA	176,139
590	Cofinimmo SA REIT	68,529
333	Elia System Operator SA	16,518

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Belgium — (Continued)

2,064	N.V. Bekaert SA	$64,888
14,084	Recticel SA	107,458
16	Tessenderlo Chemie N.V.[1]	415

		433,947

	Ireland — 0.8%
61,499	Aer Lingus Group PLC	110,592
184	C&C Group PLC	819
361	DCC PLC	20,231
359	Paddy Power PLC	26,202
4,608	Smurfit Kappa Group PLC	95,209
87,706	Total Produce PLC	107,711

		360,764

	Portugal — 0.7%
13,210	Mota-Engil SGPS SA	69,318
5,310	Portugal Telecom SGPS SA	8,697
25,447	REN — Redes Energeticas Nacionais SGPS SA	78,878
6,034	Semapa-Sociedade de Investimento e Gestao	72,961
52,029	Sonae SGPS SA	69,783

		299,637

	TOTAL COMMON STOCKS (Cost $45,389,323)	44,716,046

PREFERRED STOCKS — 0.5%

	Germany — 0.1%
37	Jungheinrich AG, 1.84%	2,092
1,057	Villeroy & Boch AG, 3.64%	16,106

		18,198

	Italy — 0.4%
42,803	Unipol Gruppo Finanziario SPA, 5.39%	190,722

	TOTAL PREFERRED STOCKS (Cost $199,681)	208,920

RIGHTS — 0.0%

	Germany — 0.0%
2,299	Rhoen Klinikum AG (Expires 11/18/14)[1]	1,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

RIGHTS — (Continued)

	Portugal — 0.0%
9,494	Mota-Engil SGPS SA (Expires 12/31/49)[1,2]	$3,864

	TOTAL RIGHTS (Cost $—)	5,800

Face
Amount

REPURCHASE AGREEMENT* — 0.1%
$41,348	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $41,348, due 11/3/14, (collateralized by a FNMA security with a par value of $41,365, coupon rate of 3.036%, due 1/1/42, market value of $43,141)	41,348

	TOTAL REPURCHASE AGREEMENT (Cost $41,348)	41,348

TOTAL INVESTMENTS (Cost $45,630,352)[3]	99.8%	$44,972,114
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	111,376

NET ASSETS	100.0%	$45,083,490

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Aggregate cost for federal tax purposes was $45,690,303.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Construction & Engineering	5.9%	$2,669,035
Real Estate Investment Trusts	5.9	2,661,759
Trading Companies & Distributors	4.7	2,109,898
Banks	4.7	2,103,171
Electronic Equipment, Instruments & Components	4.4	1,981,787
Food Products	4.1	1,839,202
Specialty Retail	4.0	1,804,103
Real Estate Management & Development	3.8	1,733,661
Metals & Mining	3.8	1,725,057
Insurance	3.8	1,713,692
Pharmaceuticals	3.8	1,696,835
Household Durables	3.4	1,549,185
Commercial Services & Supplies	2.9	1,300,658
Media	2.8	1,252,381
Oil, Gas & Consumable Fuels	2.4	1,093,629
Auto Components	2.4	1,093,359
Hotels, Restaurants & Leisure	2.3	1,027,587
Food & Staples Retailing	2.2	977,927
Road & Rail	2.2	977,681
Chemicals	2.0	897,660
Machinery	1.9	871,805
IT Services	1.9	841,690
Paper & Forest Products	1.8	794,073
Capital Markets	1.6	748,086
Health Care Providers & Services	1.6	727,136
Diversified Financial Services	1.4	638,588
Technology Hardware, Storage & Peripherals	1.3	591,638
Textiles, Apparel & Luxury Goods	1.2	534,683
Marine	1.0	475,066
Electric Utilities	0.9	414,169
Semiconductors & Semiconductor Equipment	0.9	405,267
Health Care Equipment & Supplies	0.9	396,936
Air Freight & Logistics	0.8	387,546
Industrial Conglomerates	0.8	368,800
Transportation Infrastructure	0.8	362,863
Containers & Packaging	0.8	343,533
Software	0.7	318,379
Energy Equipment & Services	0.7	314,735
Thrifts & Mortgage Finance	0.6	289,070
Multi-Utilities	0.6	271,048

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Diversified Telecommunication Services	0.6%	$263,229
Building Products	0.6	261,292
Multi-line Retail	0.6	257,711
Internet & Catalog Retail	0.6	252,470
Airlines	0.5	231,419
Wireless Telecommunication Services	0.5	231,259
Distributors	0.5	219,874
Leisure Equipment & Products	0.4	187,953
Electrical Equipment	0.3	148,532
Water and Sewer	0.3	127,678
Construction Materials	0.3	121,554
Gas Utilities	0.2	97,848
Life Sciences Tools & Services	0.2	90,418
Professional Services	0.2	72,530
Communications Equipment	0.1	33,414
Independent Power Producers & Energy Traders	0.1	23,588
Beverages	0.0	819

TOTAL COMMON AND PREFERRED STOCKS	99.7%	$44,924,966
REPURCHASE AGREEMENTS	0.1	41,348
RIGHTS	0.0	5,800

TOTAL INVESTMENTS	99.8%	$44,972,114

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Shares		Value

COMMON STOCKS* — 92.6%

	South Korea — 16.6%
736	Aju Capital Co., Ltd.	$4,642
41	Asia Cement Co., Ltd.	4,179
554	Bluecom Co., Ltd.	6,161
4,052	BS Financial Group, Inc.	63,052
42	Chosun Refractories Co., Ltd.	5,227
42	Dae Han Flour Mills Co., Ltd.	7,783
695	Daekyo Co, Ltd.	4,845
594	Daishin Securities Co, Ltd.	5,701
939	DGB Financial Group, Inc.	13,390
840	Dongbu Insurance Co, Ltd.	46,961
1,027	Dongyang Mechatronics Corp.	7,553
64	E1 Corp.	4,294
387	Eugene Technology Co, Ltd.	6,257
175	Golfzon Co., Ltd.	4,392
16	Halla Holdings Corp.	1,058
407	Hana Financial Group, Inc.	14,094
104	Hanil Cement Co, Ltd.	13,379
3,472	Hitejinro Holdings Co., Ltd.	40,719
472	Huvis Corp.	5,440
2,082	Hynix Semiconductor, Inc.[1]	92,845
58	Hyundai Hysco Co, Ltd.	3,766
200	Hyundai Mobis Co., Ltd.	46,793
526	Hyundai Motor Co.	83,466
1,006	Iljin Electric Co., Ltd.	7,505
38	Ilshin Spinning Co., Ltd.	6,933
3,101	Industrial Bank of Korea	45,347
1,386	Kia Motors Corp.	67,321
262	KISWIRE, Ltd.	12,765
185	Kolon Corp.	4,453
671	Korea Electric Power Corp.	29,454
50	Korea Petrochemical Ind Co, Ltd.	3,663
760	Korean Reinsurance Co.	8,118
301	KT&G Corp.	26,651
90	Kukdo Chemical Co., Ltd.	3,485
118	Kunsul Chemical Industrial Co., Ltd.	4,922
63	KyungDong City Gas Co, Ltd.	6,897
321	LF Corp.	10,125
364	LIG Insurance Co, Ltd.	9,504
18	Mando Corp.[1]	3,394
555	Meritz Finance Group, Inc.	4,901
5,460	Meritz Securities Co, Ltd.	22,196
333	Nong Shim Holdings Co, Ltd.	39,107
868	Partron Co, Ltd.	7,147
145	Poongsan Corp.	3,588

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

34	POSCO Chemtech Co, Ltd.	$4,712
462	Pyeong Hwa Automotive Co, Ltd.	7,499
301	S&T Motiv Co, Ltd.	10,896
257	Samsung Electronics Co., Ltd	299,699
61	Samyang Corp.	3,968
54	Samyang Holdings Corp.	4,497
157	SeAH Besteel Corp.	4,695
53	SeAH Holdings Corp.	8,927
58	SeAH Steel Corp.	4,494
114	Shinyoung Securities Co., Ltd.	6,454
207	Silicon Works Co., Ltd.	4,533
83	SK Gas, Ltd.	10,845
277	SK Holdings Co., Ltd.	43,419
1,600	SK Telecom Co., Ltd., ADR	44,464
170	SKC Co., Ltd.	4,368
273	SL Corp.	5,027
766	Sungwoo Hitech Co, Ltd.	11,042
404	Tongyang Life Insurance	4,388
166	Unid Co, Ltd.	9,241
1,990	Woori Finance Holdings Co., Ltd., ADR[1,2]	22,196

		1,328,837

	China — 15.4%
18,000	Agile Property Holdings, Ltd.	10,215
93,000	Agricultural Bank of China, Ltd.	43,216
26,000	Anhui Expressway Co.	15,827
18,500	Asia Cement China Holdings Corp.	10,512
218,000	Bank of China, Ltd.	104,346
22,000	Beijing Capital Land, Ltd.	7,603
34,000	Beijing North Star Co, Ltd. — Class H	10,259
25,000	Central China Real Estate, Ltd.	5,746
2,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
134,000	China Citic Bank Corp, Ltd.	87,294
18,000	China Communications Services Corp, Ltd.	8,429
181,000	China Construction Bank Corp.	135,044
69,500	China Hongqiao Group, Ltd.	53,480
68,000	China Lumena New Materials Corp.[2,3]	12,108
24,000	China Machinery Engineering Corp. — Class H	13,598
21,500	China Merchants Bank Co, Ltd.	39,900
27,200	China Minsheng Banking Corp, Ltd.	27,325
8,000	China Mobile, Ltd.	99,746
26,000	China National Materials Co., Ltd.	5,905
2,000	China Oriental Group Co., Ltd.[1,2,3]	324
38,000	China Petroleum & Chemical Corp.	32,954

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

2,500	China Shenhua Energy Co., Ltd. — Class H	$7,030
10,000	China Telecom Corp., Ltd. — Class H	6,375
112,000	Chongqing Machinery & Electric Co, Ltd.	20,209
33,000	Chongqing Rural Commercial Bank Co., Ltd.	15,882
18,000	CNOOC, Ltd.	28,140
59,000	Evergrande Real Estate Group, Ltd.	22,672
6,800	Guangzhou R&F Properties Co, Ltd.	7,417
18,000	Huadian Power International Corp, Ltd. — Class H	13,796
22,000	Huaneng Power International, Inc.	27,019
176,000	Industrial & Commercial Bank of China	116,629
19,000	Kaisa Group Holdings, Ltd.	7,036
2,000	Kingboard Chemical Holdings, Ltd.	3,914
60,000	PetroChina Co., Ltd. — Class H	75,194
46,000	Qingling Motors Co, Ltd.	14,651
28,000	Shenzhen Expressway Co, Ltd.	17,914
4,000	Shimao Property Holdings, Ltd.	8,619
52,000	Sichuan Expressway Co, Ltd.	20,055
17,000	Sunac China Holdings, Ltd.	14,763
16,000	TCL Communication Technology Holdings, Ltd. — Class C	15,715
16,000	Weiqiao Textile Co.	7,986
58,000	Xiamen International Port Co, Ltd.	15,266
24,000	Xinhua Winshare Publishing and Media Co, Ltd.	22,433
146,000	Yuanda China Holdings, Ltd.	9,056
34,000	Yuzhou Properties Co.	7,897

		1,229,499

	Taiwan — 12.6%
14,000	Ability Enterprise Co, Ltd.	6,950
56,000	Advanced Semiconductor Engineering, Inc.	67,556
5,000	Alpha Networks, Inc.	2,520
15,000	AmTRAN Technology Co, Ltd.	8,630
5,405	Ardentec Corp.	4,253
32,000	AU Optronics Corp.	15,250
18,000	Capital Securities Corp.	5,820
3,000	Career Technology MFG. Co., Ltd.	3,441
2,000	Catcher Technology Co, Ltd.	16,883
18,000	Central Reinsurance Co., Ltd.	9,469
27,200	Cheng Loong Corp.	11,915
13,000	Chia Hsin Cement Corp.	6,139
355	Chimei Materials Technology Corp.	389
44,000	China Bills Finance Corp.	16,202
42,490	China Development Financial Holding Corp.	13,658
9,000	China Motor Corp.	8,203
13,000	Chung Hsin Electric & Machinery Manufacturing Corp.[1]	8,172

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

3,000	Clevo Co.	$5,327
24,350	Continental Holdings Corp.	9,015
8,500	Coretronic Corp.[1]	12,793
60,799	CTBC Financial Holding Company, Ltd.	42,637
5,740	D-Link Corp.	3,216
24,000	Eastern Media International Corp.	8,072
4,000	Elite Material Co., Ltd.	4,713
40,779	Elitegroup Computer Systems Co, Ltd.	34,393
7,000	Eternal Materials Co., Ltd.	6,934
5,000	Everlight Electronics Co, Ltd.	9,487
7,000	Gigabyte Technology Co, Ltd.	8,058
33,600	Great Wall Enterprise Co., Ltd.	30,473
5,600	Holy Stone Enterprise Co, Ltd.	7,433
27,209	Hon Hai Precision Industry Co, Ltd.	86,116
6,000	Ichia Technologies, Inc.	6,559
30,000	Innolux Corp.	13,710
58,000	Inotera Memories, Inc.[1]	89,638
15,000	King Yuan Electronics Co, Ltd.	11,884
6,000	King’s Town Bank Co., Ltd.	6,562
2,000	Kinsus Interconnect Technology Corp.	7,527
27,266	Lealea Enterprise Co., Ltd.[1]	7,713
61,000	Lien Hwa Industrial Corp.	39,614
4,000	Long Chen Paper Co, Ltd.	2,002
3,000	Micro-Star International Co, Ltd.	3,674
5,000	Mitac Holdings Corp.	3,871
8,000	Nien Hsing Textile Co, Ltd.	6,615
16,000	Pegatron Corp.	29,160
3,000	Quanta Storage, Inc.	3,306
3,000	Shin Zu Shing Co, Ltd.	6,598
25,000	Shinkong Synthetic Fibers Corp.	8,884
4,000	Sigurd Microelectronics Corp.	3,829
11,000	Siliconware Precision Industries Co.	15,692
34	SinoPac Financial Holdings Co, Ltd.	15
1,700	TA Chen Stainless Pipe[1]	1,047
4,000	Taiflex Scientific Co, Ltd.	5,936
508	Taishin Financial Holding Co., Ltd.	242
10,600	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	233,412
115	TSRC Corp.	129
9,000	Tung Ho Steel Enterprise Corp.	7,097
461	Wistron Corp.	484
240	Wistron NeWeb Corp.	541

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

11,000	YC INOX Co., Ltd.	$8,408
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	31
2,000	Zhen Ding Technology Holding, Ltd.	5,495

		1,003,792

	Brazil — 7.8%
4,900	Banco Bradesco SA, ADR	73,402
8,900	Banco do Brasil SA	99,599
4,200	Centrais Eletricas Brasileiras SA	10,543
4,085	Cia Energetica de Minas Gerais, Sponsored ADR	23,611
3,400	Cosan, Ltd. — Class A	36,006
3,800	EDP — Energias do Brasil SA	14,830
600	Eternit SA	838
21,700	JBS SA	96,770
900	Light SA	7,391
9,500	Magazine Luiza SA	31,630
5,000	MRV Engenharia e Participacoes SA	16,538
787	Ocean Wilsons Holdings, Ltd.	13,345
4,000	Petroleo Brasileiro SA, ADR	48,920
3,400	Petroleo Brasileiro SA, Sponsored ADR	39,780
5,700	Rodobens Negocios Imobiliarios SA	22,934
100	Santos Brasil Participacoes SA	635
2,300	Sao Martinho SA	36,200
700	Telefonica Brasil, ADR	14,308
200	TPI — Triunfo Participacoes e Investimentos SA	471
3,500	Vale SA, Sponsored ADR	35,315

		623,066

	Russia — 7.7%
330	Acron JSC[1]	10,151
22,000	Aeroflot — Russian Airlines OJSC[1]	19,519
7,520	Bank St Petersburg OJSC[1]	5,647
1,571	Bashneft OAO[1]	48,507
10,410	Gazprom Neft JSC[1]	36,717
22,718	Gazprom OAO, ADR	150,525
1,225,000	Interregional Distribution Grid Co. Centre JSC[1]	7,762
2,493	Lukoil OAO, ADR	122,205
109	Magnit PJSC, GDR	7,316
338	MMC Norilsk Nickel OJSC[1]	62,892
1,487,000	Mosenergo OAO[1]	26,760
5,172	Protek[1]	4,329
6,540	Rosneft Oil Co.[1]	36,421
15,360	Sberbank of Russia[1]	27,124

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

1,275	Sistema JSFC, Sponsored GDR	$10,329
20	Slavneft-Megionneftegaz[1]	367
62,100	Surgutneftegas OJSC[1]	40,680

		617,251

	South Africa — 5.7%
1,300	AngloGold Ashanti, Ltd., ADR[1]	10,751
2,901	Astral Foods, Ltd.	39,865
1,583	Barclays Africa Group, Ltd.	25,018
246	Capitec Bank Holdings, Ltd.	6,495
15,283	Eqstra Holdings, Ltd.[1]	7,177
3,715	Investec Property Fund, Ltd. REIT	5,288
1,345	Investec, Ltd.	12,273
4,049	Lewis Group, Ltd.	24,394
36,044	Merafe Resources, Ltd.	3,333
3,276	MTN Group, Ltd.	72,541
102	Naspers, Ltd.	12,722
958	Nedbank Group, Ltd.	20,892
3,583	Peregrine Holdings, Ltd.	7,473
5,435	RMB Holdings, Ltd.	30,199
11,413	SA Corporate Real Estate Fund Nominees Pty, Ltd. REIT	4,791
331	Sasol, Ltd.	16,529
2,200	Sasol, Ltd., Sponsored ADR	110,418
3,434	Sibanye Gold, Ltd.	6,470
475	Sibanye Gold, Ltd., ADR	3,491
6,071	Telkom SA SOC, Ltd.[1]	32,262

		452,382

	Hong Kong — 5.3%
72,000	China Aoyuan Property Group, Ltd.	11,340
66,000	China Fiber Optic Network System Group, Ltd.	20,022
18,000	China Lilang, Ltd.	12,976
6,000	China Metal Recycling Holdings, Ltd.[1,2,3]	—
10,000	China Power International Development, Ltd.	4,517
32,000	China Resources Cement Holdings, Ltd.	21,677
6,000	China Resources Power Holdings Co, Ltd.	17,464
300	China Unicom Hong Kong, Ltd., ADR	4,494
28,800	China Zhongwang Holdings, Ltd.	15,168
48,000	CIFI Holdings Group Co, Ltd.	8,910
11,000	CITIC, Ltd.	19,274
76,000	Future Land Development Holdings, Ltd.	6,569
231,000	GOME Electrical Appliances Holding, Ltd.	36,393
21,000	Huabao International Holdings, Ltd.	15,016
18,000	Ju Teng International Holdings, Ltd.	10,065

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Hong Kong — (Continued)

12,500	Kingboard Laminates Holdings, Ltd.	$5,098
15,500	KWG Property Holding, Ltd.	10,763
9,000	Road King Infrastructure, Ltd.	7,803
16,000	Shenzhen Investment, Ltd.	4,621
29,000	SinoMedia Holding, Ltd.	17,993
22,000	TCC International Holdings, Ltd.	8,936
10,200	Tencent Holdings, Ltd.	163,937
600	Tonly Electronics Holdings, Ltd.	514

		423,550

	Poland — 4.0%
1,403	Asseco Poland SA	20,827
106	BRE Bank SA	15,691
1,846	Enea SA	8,777
1,502	Energa SA	11,171
181	Firma Oponiarska Debica SA	5,826
1,106	Kernel Holding SA1	8,735
253	Lubelski Wegiel Bogdanka SA	8,398
3,575	Orange Polska SA	10,712
2,569	PGE SA	16,855
481	PKP Cargo SA	11,375
716	Powszechny Zaklad Ubezpieczen SA	107,429
56,352	Tauron Polska Energia SA	88,012
40	Warsaw Stock Exchange	523
649	Zespol Elektrowni Patnow Adamow Konin SA	6,073

		320,404

	Turkey — 3.5%
1,781	Akcansa Cimento AS	11,456
1,494	Aksa Akrilik Kimya Sanayii AS	4,913
8,986	Aksigorta AS	10,875
10,107	Albaraka Turk Katilim Bankasi AS	7,137
3,209	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	13,106
8,191	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	8,660
6,678	Eregli Demir ve Celik Fabrikalari TAS	13,919
272	Goodyear Lastikleri TAS	11,585
19,439	Is Yatirim Menkul Degerler AS	9,970
12,043	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS — Class D1	13,433
6,386	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS1	11,378
4,695	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	8,442
278	Selcuk Ecza Deposu Ticaret ve Sanayi AS	264

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)
	Turkey — (Continued)

6,505	Soda Sanayii AS	$12,029
4,393	Tekfen Holding AS1	11,046
7,971	Torunlar Gayrimenkul Yatirim Ortakligi AS	11,215
1,532	Turk Telekomunikasyon AS	4,401
1,020	Turkcell Iletisim Hizmetleri AS1	5,929
5,389	Turkiye Halk Bankasi AS	35,985
14,285	Turkiye Is Bankasi	35,718
10,640	Turkiye Sinai Kalkinma Bankasi AS	9,335
8,728	Turkiye Vakiflar Bankasi Tao	18,758
1,226	Yeni Gimat Gayrimenkul Ortakligi AS1	8,495

		278,049

	Malaysia — 3.1%
5,300	APM Automotive Holdings BHD	9,023
5,300	Berjaya Auto Bhd	5,661
3,800	Berjaya Sports Toto Bhd	4,171
13,780	HAP Seng Consolidated BHD	18,433
8,900	Hock Seng LEE BHD	5,298
1,500	Hong Leong Financial Group BHD	8,254
20,300	JCY International BHD	3,550
34,000	KrisAssets Holdings Bhd[1,2,3]	—
5,700	Mah Sing Group BHD	4,124
6,500	Malayan Flour Mills Bhd	3,698
14,850	Malaysia Building Society	11,687
2,400	Malaysian Pacific Industries Bhd	3,853
13,350	Matrix Concepts Holdings Bhd	12,184
2,900	MNRB Holdings Bhd	3,890
19,300	OSK Holdings BHD	13,162
7,600	Padini Holdings BHD	4,251
4,600	Puncak Niaga Holdings Bhd[1]	4,630
3,200	RHB Capital BHD	8,560
2,400	Scientex BHD	5,218
2,400	Selangor Properties Bhd	4,279
8,600	Star Publications Malaysia Bhd	6,746
1,200	Syarikat Takaful Malaysia Bhd	4,341
3,600	Ta Ann Holdings Bhd	4,214
45,200	TA Enterprise Bhd	11,961
16,000	Tenaga Nasional BHD	65,004
9,700	UOA Development Bhd	6,252
10,600	YTL Corp. Bhd	5,350
29,600	YTL Hospitality REIT	9,269

		247,063

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	India — 3.0%
2,587	Apollo Tyres, Ltd.	$9,199
2,822	Bank of India	13,022
3,449	Cairn India, Ltd.	15,947
2,038	Canara Bank	13,303
2,352	Dewan Housing Finance Corp., Ltd.	14,131
4,468	Hindustan Zinc, Ltd.	12,371
3,247	JSW Energy, Ltd.	4,222
465	JSW Steel, Ltd.	9,514
2,736	KRBL, Ltd.	4,048
4,390	NMDC, Ltd.	12,231
2,900	Oriental Bank of Commerce	13,464
3,919	Power Finance Corp., Ltd.	17,885
1,989	Rural Electrification Corp., Ltd.	9,760
600	Tata Motors, Ltd., ADR	28,260
7,684	Tata Steel, Ltd., GDR	61,472

		238,829

	Thailand — 2.4%
14,630	AP Thailand PCL — Class F	2,987
4,300	Bangkok Expressway PCL	5,017
160	Bangkok Insurance PCL — Class F	1,803
3,900	Delta Electronics Thailand PCL	7,723
3,500	Dhipaya Insurance PCL — Class F	4,298
12,200	GFPT PCL	7,229
6,500	Hana Microelectronics PCL — Class F	8,681
3,600	KCE Electronics PCL — Class F	4,421
32,875	Krung Thai Bank PCL	23,518
4,500	Pruksa Real Estate PCL — Class F	4,629
6,243	PTT Exploration & Production PCL	28,081
2,000	PTT PCL / Foreign	22,598
39,700	Quality Houses PCL — Class F	5,241
4,100	Saha-Union PCL — Class F	5,256
5,800	Siamgas & Petrochemicals PCL	2,244
3,600	Sri Ayudhya Capital PCL — Class F	4,753
9,300	Supalai PCL	7,353
56,500	SVI PCL — Class F	9,194
15,600	Thai Central Chemical PCL	13,890
14,100	Thai Vegetable Oil PCL — Class F	9,654
5,000	Thanachart Capital PCL	5,373
3,800	Tisco Financial Group PCL	5,192

		189,135

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Greece — 1.4%
3,419	Aegean Airlines SA1	$29,777
898	Bank of Greece	11,592
3,810	Hellenic Telecommunications Organization SA1	43,032
559	Metka SA	5,467
2,664	Mytilineos Holdings SA1	17,155
717	Public Power Corp.[1]	5,447
952	Terna Energy SA1	2,733

		115,203

	United Arab Emirates — 0.9%
4,662	Abu Dhabi Commercial Bank PJSC	9,980
24,000	Bank of Sharjah	11,239
4,690	Eshraq Properties Co. PJSC[1]	1,398
55,453	RAK Properties PJSC	12,727
16,821	Ras Al Khaimah Ceramics	15,433
11,705	Union National Bank PJSC	22,570

		73,347

	Mexico — 0.7%
600	America Movil SAB de CV Series L, Sponsored ADR	14,646
2,300	Grupo Mexico SAB de CV Series B	7,917
600	Industrias Bachoco SAB de CV, ADR	36,690

		59,253

	Hungary — 0.7%
3,260	OTP Bank PLC	53,991

	Czech Republic — 0.6%
598	CEZ AS	16,542
128	Komercni Banka AS	27,423
8	Philip Morris CR AS	3,550

		47,515

	Colombia — 0.5%
6,893	Constructora Conconcreto SA	4,941
900	Ecopetrol SA, Sponsored ADR	24,120
17,712	Empresa de Telecomunicaciones de Bogota	4,649
8,977	Grupo Aval Acciones y Valores	6,021

		39,731

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

COMMON STOCKS* — (Continued)

	Chile — 0.3%
177	Banco de Credito e Inversiones	$9,905
900	Enersis SA, Sponsored ADR	14,211

		24,116

	Peru — 0.3%
7,731	Corp. Aceros Arequipa SA	1,613
30,282	Minsur SA	18,855

		20,468

	Indonesia — 0.1%
21,900	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,526
4,700	United Tractors Tbk PT	7,139

		10,665

	TOTAL COMMON STOCKS (Cost $7,341,498)	7,396,146

PREFERRED STOCKS — 6.2%

	Brazil — 5.5%
1,300	AES Tiete SA, 16.95%	9,816
4,007	Banco ABC Brasil SA, 4.66%	22,267
3,200	Banco Daycoval SA, 5.18%	11,642
4,300	Banco Industrial e Comercial SA, 0.00%	10,869
1,700	Banco Pine SA, 10.98%	4,720
2,100	Bradespar SA, 11.32%	14,187
1,400	Centrais Eletricas Brasileiras SA — Class B, 18.76%	5,300
1,700	Cia Energetica de Sao Paulo, 12.72%	16,761
2,300	Cia Paranaense de Energia, 6.28%	32,125
2,300	Contax Participacoes SA, 3.74%	1,819
6,277	Itau Unibanco Holding SA, ADR, 3.41%	92,648
29,737	Itausa — Investimentos Itau SA, 3.79%	118,689
49	Parana Banco SA, 5.78%	215
11,100	Vale SA, ADR, 11.45%	97,236

		438,294

	Colombia — 0.1%
9,064	Grupo Aval Acciones y Valores, 3.86%	6,145

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Shares		Value

PREFERRED STOCKS — (Continued)

	Russia — 0.6%
68,400	Surgutneftegas OJSC, 0.00%	$46,819

	TOTAL PREFERRED STOCKS (Cost $574,865)	491,258

RIGHTS — 0.0%

	Hong Kong — 0.0%
2,250	Agile Property Holdings, Ltd., (Expires 11/11/14)[1]	151
300	Tonly Electronics Holdings, Ltd., (Expires 10/30/14)[1,2]	60

		211

	United Arab Emirates — 0.0%
1,631	Eshraq Properties Co. PJSC, (Expires 11/20/14)[1,2]	31

	TOTAL RIGHTS (Cost $—)	242

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$82,485	With State Street Bank and Trust Co., dated 10/31/14, 0.01%, principal and interest in the amount of $82,485, due 11/3/14, (collateralized by a FNMA security with a par value of $83,976, coupon rate of 3.500%, due 2/25/42, market value of $87,328)	82,485

	TOTAL REPURCHASE AGREEMENT (Cost $82,485)	82,485

TOTAL INVESTMENTS (Cost $7,998,848)[4]	99.8%	$7,970,131
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	18,250

NET ASSETS	100.0%	$7,988,381

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Illiquid security.
[4]	Aggregate cost for federal tax purposes was $8,069,241.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

INDUSTRY DIVERSIFICATION

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

INDUSTRIES:
Banks	21.1%	$1,682,232
Oil, Gas & Consumable Fuels	11.9	953,439
Semiconductors & Semiconductor Equipment	6.9	550,766
Metals & Mining	6.0	477,596
Food Products	5.1	407,863
Electric Utilities	4.9	389,868
Electrical Equipment	3.8	307,204
Wireless Telecommunication Services	3.1	247,655
Electronic Equipment, Instruments & Components	2.7	218,078
Insurance	2.7	215,829
Real Estate Management & Development	2.6	210,892
Automobiles	2.2	173,641
Internet Software & Services	2.1	163,937
Auto Components	1.8	142,001
Diversified Telecommunication Services	1.6	128,662
Chemicals	1.6	125,869
Technology Hardware, Storage & Peripherals	1.5	123,497
Machinery	1.4	114,841
Capital Markets	1.2	99,251
Transportation Infrastructure	1.2	96,333
Independent Power Producers & Energy Traders	1.2	96,328
Industrial Conglomerates	1.0	82,902
Construction Materials	1.0	77,116
Specialty Retail	0.9	70,699
Textiles, Apparel & Luxury Goods	0.9	67,957
Diversified Financial Services	0.8	63,268
Construction & Engineering	0.7	52,070
Airlines	0.6	49,296
Media	0.5	42,306
Communications Equipment	0.5	42,014
Beverages	0.5	40,719
Household Durables	0.5	39,986
Real Estate Investment Trusts	0.4	33,770
Multi-line Retail	0.4	31,630
Tobacco	0.4	30,201
Building Products	0.4	29,716
Thrifts & Mortgage Finance	0.3	25,818
Trading Companies & Distributors	0.3	25,610
Software	0.3	25,219
Distributors	0.3	22,433

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

On October 31, 2014, industry diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

Hotels, Restaurants & Leisure	0.2%	$16,132
Containers & Packaging	0.2	11,915
Road & Rail	0.1	11,375
Gas Utilities	0.1	11,191
Commercial Services & Supplies	0.1	9,891
Pharmaceuticals	0.1	8,660
Food & Staples Retailing	0.1	7,316
Office Electronics	0.1	6,950
Paper & Forest Products	0.1	6,247
Multi-Utilities	0.1	5,350
Consumer Finance	0.1	4,642
Water and Sewer	0.1	4,630
Health Care Providers & Services	0.1	4,593

TOTAL COMMON AND PREFERRED STOCKS	98.8%	$7,887,404
REPURCHASE AGREEMENTS	1.0	82,485
RIGHTS	0.0	242

TOTAL INVESTMENTS	99.8%	$7,970,131

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of eighteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio (as of February 28, 2014 formerly known as Large Cap 100 Portfolio), the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of October 31, 2014, Institutional Class shares of The Mid Cap Equity Portfolio have not been issued.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. On June 30, 2014 Class I shares were issued and commenced operations.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500® Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP (“PIA”) reviews the

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

fair values provided, periodically reviews the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at October 31, 2014. The Government Cash Portfolio and Tax-Exempt Cash Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at October 31, 2014.

Securities in the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $46,885,301, $19,558,391, $11,405,752 and $23,456,928, respectively, transferred from Level 1 to Level 2 due to substantially all foreign equity securities being fair valued using valuations provided by an independent valuation service. In addition, a security in the Philadelphia International Emerging Markets Fund with a value of $93,590, transferred from Level 1 to Level 3 due to this security being fair valued. There was also a security in the Philadelphia International Emerging Markets Fund with a value of $33,404,

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

transferred from Level 3 to Level 2 due to being fair valued using valuations provided by an independent valuation service. Transfers into and out of a level are recognized at the end of the reporting period.

The following is a summary of the inputs used as of October 31, 2014 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$26,180,693	$—	$26,180,693
Federal Home Loan Mortgage Corporation	—	19,744,828	—	19,744,828
Federal National Mortgage Association	—	5,517,685	—	5,517,685

Total Agency Notes	—	51,443,206	—	51,443,206

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	20,646,375	—	20,646,375
Federal National Mortgage Association	—	67,379,177	—	67,379,177
Government National Mortgage Association	—	5,488,747	—	5,488,747

Total Mortgage-Backed Securities	—	93,514,299	—	93,514,299

Corporate Notes	—	206,392,635	—	206,392,635
US Treasury Notes/Bonds	—	61,208,771	—	61,208,771
Municipal Bonds	—	8,518,723	—	8,518,723
Repurchase Agreements	—	6,045,301	—	6,045,301
Investment of Security Lending Collateral	20,903,443	—	—	20,903,443

Total Investments	20,903,443	427,122,935	—	448,026,378

Total	$20,903,443	$427,122,935	$—	$448,026,378

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

International Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$6,624,325	$—	$6,624,325
Germany	—	5,892,589	—	5,892,589
United Kingdom	—	5,846,719	—	5,846,719
France	—	3,990,563	—	3,990,563
Switzerland	—	2,323,644	—	2,323,644
Netherlands	—	1,816,957	—	1,816,957
South Korea	225,128	1,141,318	—	1,366,446
Hong Kong	—	1,357,093	—	1,357,093
China	—	1,157,254	—	1,157,254
Australia	—	858,775	—	858,775
Singapore	—	758,450	—	758,450
Norway	—	614,495	—	614,495
Sweden	—	412,882	—	412,882
Belgium	—	392,677	—	392,677
Denmark	—	377,661	—	377,661
Canada	369,290	—	—	369,290
Italy	—	309,298	—	309,298
Thailand	305,336	—	—	305,336
Israel	304,599	—	—	304,599
Spain	—	228,168	—	228,168
Ireland	214,134	—	—	214,134
Indonesia	131,022	—	—	131,022
India	125,296	—	—	125,296
Finland	—	111,653	—	111,653

Total Common Stocks	1,674,805	34,214,521	—	35,889,326

Preferred Stocks
Brazil	290,832	—	—	290,832

Total Preferred Stocks	290,832	—	—	290,832

Mutual Fund
United States	939,715	—	—	939,715

Total Mutual Funds	939,715	—	—	939,715

Repurchase Agreements	—	425,693	—	425,693
Investment of Security Lending Collateral	1,123,026	—	—	1,123,026

Total Investments	4,028,378	34,640,214	—	38,668,592

Total	$4,028,378	$34,640,214	$—	$38,668,592

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$—	$3,356,183	$—	$3,356,183
Germany	—	2,975,051	—	2,975,051
United Kingdom	—	2,886,860	—	2,886,860
France	—	1,923,885	—	1,923,885
Switzerland	—	1,155,131	—	1,155,131
Netherlands	—	874,465	—	874,465
South Korea	145,267	627,686	—	772,953
Hong Kong	—	668,289	—	668,289
China	—	569,051	—	569,051
Australia	—	457,958	—	457,958
Singapore	—	370,103	—	370,103
Norway	—	296,152	—	296,152
Sweden	—	195,999	—	195,999
Denmark	—	195,957	—	195,957
Canada	191,747	—	—	191,747
Belgium	—	183,792	—	183,792
Thailand	176,653	—	—	176,653
Israel	150,492	—	—	150,492
Italy	—	147,258	—	147,258
Ireland	144,531	—	—	144,531
Spain	—	101,226	—	101,226
Indonesia	66,584	—	—	66,584
India	57,834	—	—	57,834
Finland	—	52,679	—	52,679

Total Common Stocks	933,108	17,037,725	—	17,970,833

Preferred Stocks
Brazil	133,940	—	—	133,940

Total Preferred Stocks	133,940	—	—	133,940

Repurchase Agreements	—	558,679	—	558,679
Investment of Security Lending Collateral	1,090,936	—	—	1,090,936

Total Investments	2,157,984	17,596,404	—	19,754,388

Total	$2,157,984	$17,596,404	$—	$19,754,388

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Small Cap Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Japan	$263,116	$12,698,191	$—	$12,961,307
United Kingdom	1,966,814	7,755,336	—	9,722,150
Australia	15,515	2,860,632	—	2,876,147
Germany	58,796	2,438,756	—	2,497,552
Sweden	46,863	2,017,146	—	2,064,009
France	698,518	1,290,712	—	1,989,230
Switzerland	272,247	1,391,872	—	1,664,119
Italy	524,389	808,395	—	1,332,784
Hong Kong	354,532	949,571	—	1,304,103
Singapore	249,162	1,046,087	—	1,295,249
Norway	444,925	693,264	—	1,138,189
Spain	—	1,046,961	—	1,046,961
Finland	253,153	576,656	—	829,809
Austria	242,981	454,636	—	697,617
Denmark	—	632,002	—	632,002
Netherlands	180,807	377,246	—	558,053
New Zealand	124,196	394,502	—	518,698
Israel	—	493,719	—	493,719
Belgium	176,139	257,808	—	433,947
Ireland	219,122	141,642	—	360,764
Portugal	72,961	226,676	—	299,637

Total Common Stocks	6,164,236	38,551,810	—	44,716,046

Preferred Stocks
Germany	—	18,198	—	18,198
Italy	—	190,722	—	190,722

Total Preferred Stocks	—	208,920	—	208,920

Rights
Germany	1,936	—	—	1,936
Portugal	—	—	3,864	3,864

Total Rights	1,936	—	3,864	5,800

Repurchase Agreements	—	41,348	—	41,348

Total Investments	6,166,172	38,802,078	3,864	44,972,114

Total	$6,166,172	$38,802,078	$3,864	$44,972,114

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
South Korea	$85,393	$1,221,248	$22,196	$1,328,837
China	32,513	1,184,554	12,432	1,229,499
Taiwan	265,194	738,598	—	1,003,792
Brazil	604,584	18,482	—	623,066
Russia	—	617,251	—	617,251
South Africa	206,175	246,207	—	452,382
Hong Kong	13,944	409,606	0	423,550
Poland	6,073	314,331	—	320,404
Turkey	18,465	259,584	—	278,049
Malaysia	67,836	179,227	0	247,063
India	89,732	149,097	—	238,829
Thailand	189,135	—	—	189,135
Greece	29,777	85,426	—	115,203
United Arab Emirates	26,672	46,675	—	73,347
Mexico	59,253	—	—	59,253
Hungary	—	53,991	—	53,991
Czech Republic	3,550	43,965	—	47,515
Colombia	39,731	—	—	39,731
Chile	24,116	—	—	24,116
Peru	20,468	—	—	20,468
Indonesia	—	10,665	—	10,665

Total Common Stocks	1,782,611	5,578,907	34,628	7,396,146

Preferred Stocks
Brazil	415,568	22,726	—	438,294
Colombia	6,145	—	—	6,145
Russia	—	46,819	—	46,819

Total Preferred Stocks	421,713	69,545	—	491,258

Rights
Hong Kong	151	—	60	211
United Arab Emirates	—	—	31	31

Total Rights	151	—	91	242

Repurchase Agreements	—	82,485	—	82,485

Total Investments	2,204,475	5,730,937	34,719	7,970,131

Total	$2,204,475	$5,730,937	$34,719	$7,970,131

The following tables include roll-forwards of the amounts for the year ended October 31, 2014 for long-term investments classified within Level 3.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized			Transfers		Balance as of	Held at
Investments in	October 31,	Gain	Gain			into	Transfers out of	October 31,	October 31,
Securities	2013	(Loss)	(Loss)	Purchases	Sales	Level 3	Level 3	2014	2014
COMMON STOCK
Hong Kong	$10,045	$0	$0	$0	$0	$0	$(10,045)	$0	$0
Japan	$57,564	$0	$(16,751)	$0	$(40,813)	$0	$0	$0	$0
RIGHTS
Portugal	$0	$0	$3,864	$0	$0	$0	$0	$3,864	$3,864

Total	$67,609	$0	$(12,887)	$0	$(40,813)	$0	$(10,045)	$3,864	$3,864

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized					Balance as of	Held at
Investments in	October 31,	Gain	Gain			Transfers	Transfers out of	October 31,	October 31,
Securities	2013	(Loss)	(Loss)	Purchases	Sales	into Level 3	Level 3	2014	2014
COMMON STOCK
China	$0	$(17,937)	$(22)	$0	$(63,198)	$93,589	$0	$12,432	$(5,227)
Hong Kong	$0	$(32,731)	$32,731	$0	$0	$0	$0	$0	$0
Malaysia	$0	$0	$0	$0	$0	$0	$0	$0	$0
Taiwan	$33,404	$0	$0	$0	$0	$0	$(33,404)	$0	$0
South Korea	$0	$930	$(1,023)	$148,112	$(125,823)	$0	$0	$22,196	$(1,023)
RIGHTS
Hong Kong	$0	$0	$60	$0	$0	$0	$0	$60	$60
United Arab Emirates	$0	$0	$31	$0	$0	$0	$0	$31	$31

Total	$33,404	$(49,738)	$31,777	$148,112	$(189,021)	$93,589	$(33,404)	$34,719	$(6,159)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of October 31, 2014 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the year ended October 31, 2014. During the year ended October 31, 2014, the Secured Options Portfolio wrote and purchased put and call options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Written options are recorded in each Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written put option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

gains and losses on investment transactions in each Portfolio’s Statement of Operations.

Information regarding transactions in written and purchased option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the year ended October 31, 2014 are included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of October 31, 2014, 87.76% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of October 31, 2014, the cash collateral received by the Core Fixed Income Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 7. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2014, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $75,659,892 and $16,873,466 respectively to State Street, as collateral for short sales. These amounts are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Total Market Portfolio also pledged securities in the amount of $2,093,310 to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) and the International Portfolio may also invest in other registered investment companies advised by PIA (“Affiliated Funds”). Pursuant to orders issued by the SEC to certain ETFs, each Portfolio may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will affect the return of the applicable Portfolio. To the extent that the International Portfolio invests in any Affiliated Funds, the investment management fees will be reduced to the extent of such investment.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Purchase Premiums and Redemption Fees: Effective March 12, 2014, The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund have eliminated purchase premiums and redemption fees on subscriptions or redemptions, respectively. The purchase premium and redemption fee were paid by the purchasing or redeeming shareholder and retained by the Portfolio to help offset estimated portfolio transaction costs and other related costs incurred by the Portfolio as a result of a purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

shareholder. Such fees were retained by the Portfolio and included in proceeds from shares sold or deducted from cost of shares redeemed.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service.

On October 31, 2014, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:

	Expiring October 31,
					Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	(Short Term)	(Long Term)
Government Cash Portfolio	$—	$—	$—	$—	$4,192	$—
Tax-Exempt Cash Portfolio	—	—	—	800	—	—
Core Fixed Income Portfolio	—	—	—	—	—	1,834,104
Mid Cap Equity Portfolio	—	—	—	—	3,743	—
Long/Short Portfolio	1,396,108	404,939	5,227,189	—	5,111,827	—
International Portfolio	—	—	55,170,197	—	—	—
Philadelphia International Fund	—	—	79,417,204	—	—	—
Philadelphia International Small Cap Fund	—	—	—	—	8,576	2,474

During the year ended October 31, 2014, as permitted under federal income tax regulations, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio and Long/Short Portfolio elected to defer $1,024,857, $28,887 and $502,684, respectively, of late year ordinary losses.

During the year ended October 31, 2014, the following Portfolios utilized capital loss carryforwards:

Government Cash Portfolio	$3,232
International Portfolio	$7,351,792
Philadelphia International Fund	$2,857,438
Philadelphia International Small Cap Fund	$142,665

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. However, the Act was effective with respect to the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund upon each Portfolio’s commencement of investment operations in 2011. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

As of October 31, 2014, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$71	$—	$(4,121)
Tax-Exempt Cash Portfolio	—	—	—	(800)
Core Fixed Income Portfolio	—	807,845	—	11,427,043
Strategic Equity Portfolio	—	810,030	20,739,144	82,519,065
Small Cap Equity Portfolio	—	—	66,287,570	243,139,946
Mid Cap Equity Portfolio	—	—	—	458,006
Large Cap Value Portfolio	—	4,983,869	8,147,140	28,825,444
U.S. Emerging Growth Portfolio	—	1,323	3,627,926	9,989,847
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	—	462,614	23,121,792	138,797,914
Large Cap Growth Portfolio	—	251,605	19,351,081	102,238,920
Long/Short Portfolio	—	—	—	(3,068,872)
Total Market Portfolio	—	36,933	3,729,121	17,200,702
Secured Options Portfolio	—	5,867,462	12,943,996	22,635,845
International Secured Options Portfolio	—	1,357,336	—	711,121
International Portfolio	—	118,925	—	(50,648,582)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Philadelphia International Fund	$—	$51,986	$—	$(77,531,190)
Philadelphia International Small Cap Fund	—	624,140	1,437,278	1,327,337
Philadelphia International Emerging Markets Fund	—	—	—	(180,570)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation), late year ordinary loss deferral, and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2014, Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2014, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Government Cash Portfolio	$—	$420	$—	$—
Tax Exempt Cash Portfolio	369	—	—	—
Core Fixed Income Portfolio	—	9,552,956	823,742	—
Strategic Equity Portfolio	—	3,796,479	16,500,967	—
Small Cap Equity Portfolio	—	10,832,797	32,389,984	—
Large Cap Value Portfolio	—	5,633,501	7,454,307	—
U.S. Emerging Growth Portfolio	—	26,571	311,258	—
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	—	4,744,466	5,698,660	—
Large Cap Growth Portfolio	—	2,531,611	8,275,345	—
Total Market Portfolio	—	190,914	4,877	—
Secured Options Portfolio	—	14,504,945	26,451,795	—
International Secured Options Portfolio	—	8,249,560	—	—
International Portfolio	—	930,399	—	—
Philadelphia International Fund	—	507,268	—	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Philadelphia International Small Cap Fund	$—	$1,478,814	$5,538	$—
Philadelphia International Emerging Markets Fund	—	1,952,970	1,810,671	571,519

For the year ended October 31, 2014, permanent differences between financial and tax reporting, related primarily to paydowns, REITs, redemption in-kind, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, capital gains tax, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Core Fixed Income Portfolio	$534,819	$(534,819)	$—
Small Cap Equity Portfolio	1,797,540	(1,766,103)	(31,437)
Mid Cap Equity Portfolio	1,426	—	(1,426)
Large Cap Value Portfolio	22,470	(22,470)	—
U.S. Emerging Growth Portfolio	(3,579)	3,579	—
Large Cap Growth Portfolio	(32,839)	32,839	—
Long/Short Portfolio	134,470	(25,360)	(109,110)
Total Market Portfolio	9,780	(9,780)	—
Secured Options Portfolio	2,757,158	(2,757,158)	—
International Secured Options Portfolio	—	(310,456)	310,456
International Portfolio	(63,203)	63,203	—
Philadelphia International Fund	(27,134)	27,134	—
Philadelphia International Small Cap Fund	21,580	(21,580)	—
Philadelphia International Emerging Markets Fund	(34,037)	142,547	(108,510)

As of October 31, 2014, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$13,814,882	$1,361,580	$12,453,302
Strategic Equity Portfolio	61,232,830	262,939	60,969,891
Small Cap Equity Portfolio	214,752,093	36,874,860	177,877,233
Mid Cap Equity Portfolio	533,101	71,352	461,749
Large Cap Value Portfolio	16,879,874	1,185,439	15,694,435
U.S. Emerging Growth Portfolio	6,997,534	608,049	6,389,485

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolio	Appreciation	(Depreciation)	Net
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	$120,399,272	$5,185,764	$115,213,508
Large Cap Growth Portfolio	85,879,028	3,242,794	82,636,234
Long/Short Portfolio	10,606,082	1,032,207	9,573,875
Total Market Portfolio	15,087,091	1,652,443	13,434,648
Secured Options Portfolio	14,119,760	10,295,373	3,824,387
International Secured Options Portfolio	1,605,838	1,595,484	10,354
International Portfolio	6,572,015	2,161,032	4,410,983
Philadelphia International Fund	2,883,062	1,045,792	1,837,270
Philadelphia International Small Cap Fund	2,573,375	3,291,564	(718,189)
Philadelphia International Emerging Markets Fund	809,077	908,187	(99,110)

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Financial Instruments and Hedging Activities

Transactions in written and purchased option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the year ended October 31, 2014, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2013	1,931	$1,959,678
Options written	34,661	41,702,391
Options terminated in closing purchase transactions	(2,997)	(5,719,384)
Options expired	(31,860)	(26,803,237)

Options outstanding at October 31, 2014	1,735	$11,139,448

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2013	12,425	$583,936
Options written	163,394	8,246,765
Options terminated in closing purchase transactions	(47,275)	(2,937,499)
Options exercised	(4,238)	(642,158)
Options expired	(111,169)	(4,001,396)

Options outstanding at October 31, 2014	13,137	$1,249,648

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2014 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[1]	$(844,075)	$(844,075)

Total Value	$(844,075)	$(844,075)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Purchased[2]	$151,937	$151,937
Options Written[3]	12,259,721	12,259,721

Total Realized Gain (Loss)	$12,411,658	$12,411,658

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[5]	$9,166,400	$9,166,400

Total Change in Appreciation (Depreciation)	$9,166,400	$9,166,400

Number of Contracts, Notional Amounts or Shares/Units6

	Equity
	Contracts
	Risk	Total
Options Purchased (Notional)	125,000	125,000
Options Written (Notional)	(228,483)	(228,483)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[1]	$(1,906,217)	$(1,906,217)

Total Value	$(1,906,217)	$(1,906,217)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[3]	$2,366,487	$2,366,487

Total Realized Gain (Loss)	$2,366,487	$2,366,487

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[4]	$(798,437)	$(798,437)

Total Change in Appreciation (Depreciation)	$(798,437)	$(798,437)

Number of Contracts, Notional Amounts or Shares/Units6

	Equity
	Contracts
	Risk	Total
Options Written (Notional)	(1,320,150)	(1,320,150)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided in Note 1 under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Options written, at value.
[2]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investment transactions.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[4]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[6]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended October 31, 2014.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Large Cap Growth Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until February 28, 2015 which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. These waivers/reimbursements will be discontinued after that date because the International Secured Options Portfolio’s expenses have been consistently below the expense cap for over one year. The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Mid Cap Equity Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s Advisor Class average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2016 which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Mid Cap Equity Portfolio will be notified if these waivers/reimbursements are discontinued after that date. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

0.75%, respectively, of such Portfolio’s average daily net assets. The Advisor has contractually agreed that during any time that the International Portfolio invests in a registered investment company or series thereof advised by PIA, its management fees will be waived to the extent of such investment. The Advisor has contractually agreed to this waiver until at least February 28, 2015, which are included under the caption “Less: Management fee waiver” in the Statement of Operations.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of each Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2016, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA, a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Philadelphia International Fund’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). PIA has contractually agreed to these waivers and/or reimbursements until at least February 28, 2016, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Philadelphia International Fund will be notified if these waivers/reimbursements are discontinued after that date. The Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each pay PIA management fees at the annual rate of 0.60% and 0.65% respectively, of such Portfolio’s average daily net assets. PIA has contractually agreed to waive a portion of its management fees and/or reimburse expenses (other than Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Fund and PIA from time to time) to the extent the total annual operating expenses, as a percentage of average daily net assets, exceed 1.33% and 1.10% of the Philadelphia International Small Cap Fund-Class I and IV average daily net assets, respectively, and 1.48% and 1.25% of the Philadelphia International Emerging Markets Fund-Class I and IV average daily net assets, respectively. PIA has agreed to these waivers and/or reimbursements until at least February 28, 2016, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statements of Operation. Shareholders of these

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets. PIA has contractually agreed with the Advisor that during any time that the International Portfolio invests in a registered investment company or series thereof advised by PIA, it’s sub-investment advisory fees will be waived to the extent of such investment. PIA has contractually agreed to this waiver until at least February 28, 2015.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio, the Advisor Class of Mid Cap Equity Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Class IV shares of the Philadelphia International Small Cap Fund and the Class IV shares of the Philadelphia International Emerging Markets Fund each pay PIA a shareholder servicing fee at the annual rate of 0.02% of such Portfolio’s average daily net assets. The Class I shares of the Philadelphia International Small Cap Fund and Class I shares of Philadelphia International Emerging Markets Fund each pays PIA a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the year ended October 31, 2014, Glenmede Trust waived $751,062 shareholder servicing fees it earned from the Government Cash Portfolio and $674,117 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $80,603 and $389,122 of expenses to the Government Cash Portfolio and Tax-Exempt Cash Portfolio respectively. The Fund will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

Effective January 1, 2015, the Fund pays each Board member an annual fee of $49,000 plus $3,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $5,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2015, the annual fee was $45,000.

Expenses for the year ended October 31, 2014 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the year ended October 31, 2014, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$91,750,708	$9,319,480
Strategic Equity Portfolio	40,350,830	61,138,547
Small Cap Equity Portfolio	1,366,930,808	566,119,951
Mid Cap Equity Portfolio	8,714,895	169,518
Large Cap Value Portfolio	102,685,453	113,526,539
U.S. Emerging Growth Portfolio	48,489,247	49,943,104
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	720,205,933	367,772,525
Large Cap Growth Portfolio	635,929,022	260,491,372
Long/Short Portfolio	218,372,128	195,876,546
Total Market Portfolio	103,564,387	88,368,173
Secured Options Portfolio	749,848,063	750,000,000
International Secured Options Portfolio	97,626,646	51,644,896
International Portfolio	22,714,663	46,090,587
Philadelphia International Fund	12,820,584	19,418,798
Philadelphia International Small Cap Fund	60,168,049	35,585,434
Philadelphia International Emerging Markets Fund	62,697,222	81,375,579

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

For the year ended October 31, 2014, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$15,187,582	$63,854,761

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Year Ended	Year Ended
	10/31/14	10/31/13
Government Cash Portfolio:
Sold	$4,431,266,345	$4,627,833,966
Issued as reinvestment of dividends	3	5
Redeemed	(4,424,889,746)	(4,609,856,302)

Net increase	$6,376,602	$17,977,669

Tax-Exempt Cash Portfolio:
Sold	$2,653,464,951	$3,161,751,954
Redeemed	(2,590,810,644)	(3,207,266,231)

Net increase (decrease)	$62,654,307	$(45,514,277)

	Year Ended		Year Ended
	10/31/14		10/31/13
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	8,030,559	$89,704,470	4,902,578	$56,253,474
Issued as reinvestment of dividends	132,241	1,463,356	160,470	1,854,835
Redeemed	(5,665,211)	(63,251,561)	(10,424,499)	(119,534,305)

Net increase (decrease)	2,497,589	$27,916,265	(5,361,451)	$(61,425,996)

Strategic Equity Portfolio:
Sold	495,267	$10,984,452	961,127	$19,509,709
Issued as reinvestment of dividends	884,654	18,502,402	91,149	1,733,467
Redeemed	(1,428,564)	(32,033,048)	(2,171,274)	(45,569,627)

Net decrease	(48,643)	$(2,546,194)	(1,118,998)	$(24,326,451)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/14		10/31/13
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio (Advisor Class):
Sold	25,449,263	$658,792,406	12,105,102	$281,618,481
Issued as reinvestment of dividends	1,277,361	31,908,546	253,337	4,611,558
Redeemed	(7,869,325)	(202,499,625)	(7,820,224)	(186,724,758)

Net increase	18,857,299	$488,201,327	4,538,215	$99,505,281

Small Cap Equity Portfolio (Institutional Class):
Sold	17,307,887	$464,811,836	5,114,221	$136,470,082
Issued as reinvestment of dividends	86,544	2,238,030	13,377	258,176
Redeemed	(3,634,673)	(95,734,460)	(146,662)	(3,442,198)

Net increase	13,759,758	$371,315,406	4,980,936	$133,286,060

Mid Cap Equity Portfolio (Advisor Class)[1]:
Sold	905,287	$8,808,379	—	$—

Net increase	905,287	$8,808,379	—	$—

Large Cap Value Portfolio:
Sold	1,060,884	$12,876,737	1,602,587	$18,247,641
Issued as reinvestment of dividends	1,128,502	12,744,060	361,675	3,722,185
Redeemed	(1,899,267)	(23,629,883)	(1,878,660)	(21,619,453)

Net increase	290,119	$1,990,914	85,602	$350,373

U.S. Emerging Growth Portfolio:
Sold	212,627	$2,159,042	590,927	$4,932,449
Issued as reinvestment of dividends	31,794	311,897	1,144	9,224
Redeemed	(357,434)	(3,603,260)	(473,188)	(4,057,316)

Net increase (decrease)	(113,013)	$(1,132,321)	118,883	$884,357

Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio):
Sold	19,844,835	$401,894,954	8,229,056	$136,287,381
Issued as reinvestment of dividends	376,106	7,118,030	10,020	169,432
Redeemed	(2,430,733)	(49,836,342)	(926,597)	(15,368,268)

Net increase	17,790,208	$359,176,642	7,312,479	$121,088,545

Large Cap Growth Portfolio:
Sold	19,802,029	$427,606,479	4,120,093	$72,991,112
Issued as reinvestment of dividends	508,961	9,900,981	14,064	249,955
Redeemed	(2,352,847)	(50,291,782)	(1,054,857)	(17,944,110)

Net increase	17,958,143	$387,215,678	3,079,300	$55,296,957

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/14		10/31/13
	Shares	Amount	Shares	Amount
Long/Short Portfolio:
Sold	8,413,955	$90,379,514	1,667,345	$16,760,631
Redeemed	(1,007,184)	(10,853,353)	(374,761)	(3,776,170)

Net increase	7,406,771	$79,526,161	1,292,584	$12,984,461

Total Market Portfolio:
Sold	2,394,282	$34,344,931	325,176	$3,579,536
Issued as reinvestment of dividends	4,003	56,925	6,840	72,073
Redeemed	(1,328,072)	(18,281,332)	(1,935,002)	(22,456,700)

Net increase (decrease)	1,070,213	$16,120,524	(1,602,986)	$(18,805,091)

Secured Options Portfolio:
Sold	7,217,551	$89,178,069	6,500,691	$81,032,521
Issued as reinvestment of dividends	2,963,921	34,914,997	2,886,790	34,064,115
Redeemed	(9,682,457)	(119,213,257)	(8,821,866)	(110,678,232)

Net increase	499,015	$4,879,809	565,615	$4,418,404

International Secured Options Portfolio:
Sold	1,878,567	$20,676,483	7,205,411	$76,656,565
Issued as reinvestment of dividends	722,451	7,577,372	8,566	89,168
Redeemed	(1,619,674)	(17,870,694)	(773,211)	(8,617,685)

Net increase	981,344	$10,383,161	6,440,766	$68,128,048

International Portfolio:
Sold	53,051	$769,923	215,364	$2,717,299
Issued as reinvestment of dividends	9,441	138,917	8,549	106,389
Redeemed	(1,711,146)	(24,578,785)	(9,002,716)	(117,238,515)

Net decrease	(1,648,654)	$(23,669,945)	(8,778,803)	$(114,414,827)

Philadelphia International Fund:
Sold	494,087	$6,531,200	1,248,747	$14,443,962
Issued as reinvestment of dividends	37,794	501,369	38,013	427,453
Redeemed	(1,036,184)	(13,623,685)	(3,509,318)	(40,962,347)

Net decrease	(504,303)	$(6,591,116)	(2,222,558)	$(26,090,932)

Philadelphia International Small Cap Fund (Class I)[2]:
Sold	783	$10,000	—	$—
Issued as reinvestment of dividends	11	133	—	—

Net increase	794	$10,133	—	$—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/14		10/31/13
	Shares	Amount	Shares	Amount
Philadelphia International Small Cap Fund (Class IV):
Sold	2,073,598	$25,761,246	1,281,557	$13,252,880
Issued as reinvestment of dividends	114,483	1,341,245	22,931	223,314
Redeemed	(164,375)	(1,942,858)	(196,694)	(1,827,871)

Net increase	2,023,706	$25,159,633	1,107,794	$11,648,323

Philadelphia International Emerging Markets Fund (Class I)[2]:
Sold	11,867	$111,548	—	$—
Issued as reinvestment of dividends	771	6,578	—	—

Net increase	12,638	$118,126	—	$—

Philadelphia International Emerging Markets Fund (Class IV):
Sold	104,938	$1,000,048	793,034	$7,128,657
Issued as reinvestment of dividends	502,872	4,318,020	177,146	1,485,815
Redeemed	(231,061)	(2,103,601)	(108,905)	(1,001,999)
Redeemed In-kind	(5,028,330)	(41,431,164)	—	—

Net increase (decrease)	(4,651,581)	$(38,216,697)	861,275	$7,612,473

[1]	The Mid Cap Equity Portfolio commenced operations on September 30, 2014.

2 Class I commenced operations on June 30, 2014.

For the year ended October 31, 2014, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each received redemption fees of $2,332 and $2,280, respectively. If a Fund receives purchase premiums and/or redemption fees, they are included in the sold amount and/or the redeemed amount, respectively, in the tables above. Effective March 12, 2014, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund have eliminated purchase premiums and redemption fees on subscriptions or redemptions, respectively.

As of October 31, 2014, with the exception of the Small Cap Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

October 31, 2014. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	3	28
Tax-Exempt Cash Portfolio	1	5
Core Fixed Income Portfolio	1	14
Small Cap Equity Portfolio (Advisor Class)	2	66
Small Cap Equity Portfolio (Institutional Class)	3	87
Mid Cap Equity Portfolio (Advisor Class)	2	23
Large Cap Value Portfolio	1	8
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	2	38
Large Cap Growth Portfolio	2	72
Long/Short Portfolio	1	5
Total Market Portfolio	2	31
Secured Options Portfolio	2	20
International Secured Options Portfolio	1	44
International Portfolio	1	7
Philadelphia International Fund	3	98
Philadelphia International Small Cap Fund (Class IV)	4	87
Philadelphia International Emerging Markets Fund (Class IV)	4	89

6.	INVESTMENT IN AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. International Portfolio had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the year ended October 31, 2014.

	Shares				Net		Shares
	Held				Realized		Held
	at	Purchases	Sales	Dividend	Gain		at	Value
Affiliates	10/31/13	(Cost)	(Proceeds)	Income	(loss)		10/31/14	10/31/14
Glenmede Philadelphia International Emerging Markets Fund	0	$1,054,288	$0	$9,444	$44,844	(a)	111,341	$939,715

TOTALS		$1,054,288	$0	$9,444	$44,844		111,341	$939,715

(a)	Includes $44,844 of distributed capital gains.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

7.	Lending of Portfolio Securities

As of October 31, 2014, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$20,444,278		$20,903,443		4.52
Small Cap Equity Portfolio	95,848,350		95,306,769		5.35
Large Cap Value Portfolio	4,590,795		4,619,309		4.44
U.S. Emerging Growth Portfolio	2,974,321		2,951,075		7.17
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	23,059,159		23,193,281		3.06
Long/Short Portfolio	7,629,210		7,755,488		3.95
Total Market Portfolio	19,032,689	*	19,226,828	**	19.48
International Portfolio	1,025,816		1,123,026		2.61
Philadelphia International Fund	1,006,683		1,090,936		5.03

* The market value of loaned securities for the financing of short sales was $16,749,295.

** The market value of collateral used for the financing of short sales was $16,873,466.

8.	Recently Issued Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (FASB) issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosuresto improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

9.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2014 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements. Effective December 29, 2014, PIA will be terminated as sub-advisor to the International Portfolio and the Advisor will directly manage the International Portfolio.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Glenmede Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows, as applicable, and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio), Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Emerging Markets Fund, Philadelphia International Small Cap Fund, and Mid Cap Equity Portfolio (constituting The Glenmede Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2014, the results of each of their operations and their cash flows, as applicable, for the year or period then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 23, 2014

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2014

Muni
Intermediate
Portfolio
Assets:
Investments[1]:
Investments at value	$228,956,078
Cash	51,359,749
Receivable for fund shares sold	1,785
Interest receivable	2,909,506
Prepaid expenses	374

Total assets	283,227,492

Liabilities:
Payable for securities purchased	6,857,037
Payable for when-issued securities	12,032,302
Payable for fund shares redeemed	384,384
Payable for Trustees’ fees	1,511
Payable to Affiliate	29,793
Accrued expenses	55,854

Total liabilities	19,360,881

Net Assets	$263,866,611

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$23,902
Paid-in capital in excess of par value	258,273,246
Undistributed net investment income	313,527
Accumulated net realized gain from investment transactions	1,416,582
Net unrealized appreciation on investments	3,839,354

Total Net Assets	$263,866,611

Shares Outstanding	23,901,683

Net Asset Value Per Share	$11.04

[1] Investment at cost	$225,116,724

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2014

Muni
Intermediate
Portfolio
Investment income:
Interest	$4,073,362

Total investment income	4,073,362

Expenses:
Administration, transfer agent and custody fees	128,957
Professional fees	38,183
Shareholder report expenses	12,949
Shareholder servicing fees	316,936
Trustees’ fees and expenses	7,266
Registration and filing fees	2,633
Other expenses	27,620

Total expenses	534,544

Net investment income	3,538,818

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	1,421,152

Net change in unrealized gain of:
Investments	1,294,520

Net realized and unrealized gain	2,715,672

Net increase in net assets resulting from operations	$6,254,490

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2014

Muni
Intermediate
Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,538,818
Net realized gain on:
Investment transactions	1,421,152
Net change in unrealized gain of:
Investments	1,294,520

Net increase in net assets resulting from operations	6,254,490
Distributions to shareholders from:
Net investment income	(3,515,443)
Net realized gain on investments	(945,079)
Net increase in net assets from capital share transactions (See note 4)	49,341,239

Net increase in net assets	51,135,207

NET ASSETS:
Beginning of year	212,731,404

End of year	$263,866,611

Undistributed net investment income included in net assets at end of year	$313,527

For the Year Ended October 31, 2013
Muni
Intermediate
Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,135,798
Net realized gain on:
Investment transactions	941,440
Net change in unrealized loss of:
Investments	(6,130,392)

Net decrease in net assets resulting from operations	(1,053,154)
Distributions to shareholders from:
Net investment income	(4,222,178)
Net realized gain on investments	(22,928)
Net decrease in net assets from capital share transactions (See note 4)	(13,461,712)

Net decrease in net assets	(18,759,972)

NET ASSETS:
Beginning of year	231,491,376

End of year	$212,731,404

Undistributed net investment income included in net assets at end of year	$290,152

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Year Ended October 31,
	2014	2013	2012	2011	2010

Net asset value, beginning of year	$10.94	$11.20	$10.95	$10.96	$10.69

Income from investment operations:
Net investment income	0.18	0.20	0.24	0.26	0.25
Net realized and unrealized gain (loss) on investments	0.15	(0.25)	0.26	(0.01)	0.26

Total from investment operations	0.33	(0.05)	0.50	0.25	0.51

Distributions to shareholders from:
Net investment income	(0.18)	(0.21)	(0.24)	(0.26)	(0.24)
Net realized capital gains	(0.05)	(0.00)[1]	(0.01)	(0.00)[1]	—

Total distributions	(0.23)	(0.21)	(0.25)	(0.26)	(0.24)

Net asset value, end of year	$11.04	$10.94	$11.20	$10.95	$10.96

Total return	3.09%	(0.46)%	4.60%	2.37%	4.85%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$263,867	$212,731	$231,491	$147,865	$145,109
Ratio of operating expenses to average net assets	0.25%	0.25%	0.26%	0.27%	0.28%
Ratio of net investment income to average net assets	1.67%	1.85%	2.19%	2.42%	2.27%
Portfolio turnover rate	46%	68%	10%	10%	20%

[1]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2014

Face
Amount		Value

MUNICIPAL BONDS* — 86.8%

	Alabama — 2.1%
$4,500,000	Alabama State Public School & College Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/26	$5,482,215

	Alaska — 1.2%
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A,
	4.000% due 12/1/21[1]	3,102,948

	California — 5.1%
	California State General Obligation Unlimited:
2,000,000	5.000% due 2/1/18	2,269,000
2,000,000	5.000% due 9/1/19	2,355,420
5,000,000	California State General Obligation Unlimited, Refunding,
	5.000% due 11/1/25	6,007,000
2,350,000	San Bernardino, CA, Unified School District, General Obligation Unlimited,
	5.000% due 8/1/18	2,684,170

		13,315,590

	Florida — 7.4%
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B,
	5.000% due 7/1/22	5,867,356
2,000,000	Florida State, General Obligation Unlimited,
	4.000% due 7/1/18	2,132,180
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured),
	5.000% due 11/1/19	4,401,573
2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds,
	8.000% due 8/15/32	3,471,311
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A,
	5.000% due 8/1/27	3,544,650

		19,417,070

	Georgia — 0.4%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds,
	5.000% due 12/1/18	1,152,760

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Illinois — 1.1%
$1,500,000	Cook County, IL, Sales Tax Revenue Bonds,
	5.000% due 11/15/28	$1,719,780
1,075,000	Kane County, IL, Community Unit School District No. 101 Batavia, General Obligation Unlimited,
	5.000% due 1/1/19	1,238,626

		2,958,406

	Indiana — 0.8%
2,000,000	Elkhart, Community Schools Building Corp. Revenue Bonds, (Indiana State Aid Intercept Program),
	2.000% due 2/10/15	2,009,080

	Maryland — 2.8%
2,000,000	Maryland State, Street & Local Facilities Loan 2nd, General Obligation Unlimited,
	5.000% due 7/15/18	2,305,340
4,410,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement,
	5.000% due 6/1/18	5,066,032

		7,371,372

	Massachusetts — 3.6%
2,900,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding, Series A-1,
	5.250% due 7/1/32	3,724,760
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Series A:
1,000,000	5.250% due 7/1/29	1,272,190
1,750,000	5.250% due 7/1/31	2,234,137
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,169,340

		9,400,427

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Michigan — 4.1%
$3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured),
	5.000% due 5/1/26	$3,326,640
5,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/21	5,843,200
1,500,000	Warren, MI, Consolidated School Districts, General Obligation Unlimited (QSBLF Insured),
	5.000% due 5/1/19	1,731,435

		10,901,275

	Nebraska — 1.1%
2,660,000	Omaha, NE, Public Power District, Revenue Bonds, Series C,
	5.000% due 2/1/18	3,019,738

	Nevada — 2.3%
5,000,000	Nevada State, General Obligation Limited, Series D-1,
	5.000% due 3/1/20	5,922,900

	New York — 9.0%
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,446,240
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.000% due 4/1/15	1,739,168
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,370,508
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,370,915
4,000,000	5.000% due 3/15/24	4,753,600
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B,
	5.250% due 11/15/27	3,514,980
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,619,411

		23,814,822

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	North Carolina — 2.6%
$2,750,000	New Hanover County, NC, General Obligation Unlimited, Series A,
	4.000% due 6/1/16	$2,909,913
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,326,400
1,500,000	Wake County, NC, General Obligation Unlimited, Prerefunded 3/1/19 @ 100,
	5.000% due 3/1/23	1,740,075

		6,976,388

	Ohio — 2.9%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	2,463,348
2,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/15	2,073,020
2,670,000	Ohio State, Hospital Revenue Bonds, Series A,
	5.000% due 1/15/24	3,118,613

		7,654,981

	Oklahoma — 2.3%
6,250,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured),
	0.088% due 6/1/19	6,062,500

	Pennsylvania — 11.8%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73,
	5.000% due 12/1/20	2,964,500
195,000	Boyertown, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 10/1/17	198,937
305,000	Boyertown, PA, Area School District, General Obligation Unlimited, Prerefunded 4/1/15 @ 100, (AGMC Insured State Aid Withholding),
	5.000% due 10/1/17	311,158
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	289,071
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding),
	5.000% due 11/1/20	594,775

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$305,000	Dauphin County, PA, Prerefunded 5/15/15 @ 100, Series B, (AMBAC Insured),
	5.000% due 11/15/17	$312,957
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 9/1/20	1,108,110
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 4/1/17	358,761
955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	1,033,749
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 3/1/20	393,267
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.000% due 11/15/18	671,418
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	534,260
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured State Aid Withholding),
	5.000% due 6/1/16	1,242,513
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	266,988
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,681,256
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 11/15/17	262,123
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.000% due 8/15/20	518,245
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	873,278

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$2,000,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, (NPFG Insured),
	5.000% due 8/15/16	$2,073,780
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (AGMC Insured State Aid Withholding),
	5.000% due 6/1/18	755,615
905,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, (AGMC Insured State Aid Withholding),
	5.000% due 2/15/15	917,317
95,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Centertech School, Escrowed to Maturity, (AGMC State Aid Withholding),
	5.000% due 2/15/15	96,329
1,815,000	Pennsylvania State Turnpike Commission, Revenue Bonds, Series A (AMBAC Insured),
	5.000% due 12/1/22	1,939,672
4,000,000	Pennsylvania State, General Obligation Unlimited,
	5.000% due 6/15/21	4,803,720
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured State Aid Withholding),
	5.000% due 9/1/17	1,662,120
4,725,000	Red Lion, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 5/1/22	5,326,445

		31,190,364

	Rhode Island — 2.1%
4,660,000	Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series D,
	5.000% due 8/1/27[1]	5,631,330

	South Carolina — 2.8%
4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B (SCSDE Insured),
	5.000% due 5/1/26	4,939,368
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No. 5 (AGMC Insured),
	5.000% due 4/1/15	2,550,375

		7,489,743

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Tennessee — 0.5%
$1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	$1,174,709

	Texas — 8.8%
5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	5,554,595
5,000,000	El Paso County, TX, Hospital District, General Obligation Limited, Refunding,
	5.000% due 8/15/32	5,659,950
3,685,000	Houston, TX, Higher Education Finance Corp., Education Revenue Bonds, Refunding, Series A, (PSF Guaranteed),
	5.000% due 2/15/30	4,320,847
5,000,000	Houston, TX, Independent School District, General Obligation Limited, (PSF Guaranteed),
	2.500% due 6/1/30	5,063,550
715,000	San Antonio, TX, General Obligation Limited,
	5.000% due 2/1/15	723,766
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,896,388

		23,219,096

	Virginia — 3.0%
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding,
	5.000% due 6/15/27[1]	3,197,656
4,000,000	Richmond, VA, General Obligation Unlimited, Series A, (State Aid Withholding),
	5.000% due 3/1/23	4,820,840

		8,018,496

	Washington — 5.5%
4,000,000	King County, WA, General Obligation Limited,
	5.000% due 7/1/20	4,781,840
1,000,000	King County, WA, General Obligation Limited, (FGIC and NPFG), Prerefunded 1/1/15 @ 100,
	5.000% due 1/1/21	1,008,110
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,180,600

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2014

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)

$3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	$3,816,301
2,500,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	2,603,225

		14,390,076

	Wisconsin — 3.5%
2,000,000	Wisconsin State, General Obligation Unlimited,
	5.000% due 11/1/21	2,421,060
3,500,000	Wisconsin State, General Obligation Unlimited, Series B,
	5.000% due 5/1/26	4,063,500
2,400,000	Wisconsin State, Transportation Revenue, Refunding, Series 1,
	5.000% due 7/1/23	2,795,232

		9,279,792

	TOTAL MUNICIPAL BONDS (Cost $225,116,724)	228,956,078

TOTAL INVESTMENTS (Cost $225,116,724)[2]	86.8%	$228,956,078
OTHER ASSETS IN EXCESS OF LIABILITIES	13.2	34,910,533

NET ASSETS	100.0%	$263,866,611

* Percentages indicated are based on net assets.
[1] When-issued security.
[2] Aggregate cost for federal tax purposes was $225,116,724.
Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SCSDE — South Carolina State Department of Education

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2014

STATE DIVERSIFICATION

On October 31, 2014, State Diversification of the Porfolio was as follows (Unaudited):

	% of
	Net Assets	Value

STATE:
Pennsylvania	11.8%	$31,190,364
New York	9.0	23,814,822
Texas	8.8	23,219,096
Florida	7.4	19,417,070
Washington	5.5	14,390,076
California	5.1	13,315,590
Michigan	4.1	10,901,275
Massachusetts	3.6	9,400,427
Wisconsin	3.5	9,279,792
Virginia	3.0	8,018,496
Ohio	2.9	7,654,981
South Carolina	2.8	7,489,743
Maryland	2.8	7,371,372
North Carolina	2.6	6,976,388
Oklahoma	2.3	6,062,500
Nevada	2.3	5,922,900
Rhode Island	2.1	5,631,330
Alabama	2.1	5,482,215
Alaska	1.2	3,102,948
Nebraska	1.1	3,019,738
Illinois	1.1	2,958,406
Indiana	0.8	2,009,080
Tennessee	0.5	1,174,709
Georgia	0.4	1,152,760

TOTAL MUNICIPAL BONDS	86.8	$228,956,078

TOTAL INVESTMENTS	86.8%	$228,956,078

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2014, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified. The New Jersey Muni Portfolio was liquidated on October 22, 2014.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Portfolio had all long-term investments, with corresponding sectors at Level 2 at October 31, 2014. For the year ended October 31, 2014, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

Federal Income Taxes: The Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2014 remains subject to examination by the Internal Reserve Service.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

As of October 31, 2014, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Muni Intermediate Portfolio	$313,527	$31,643	$1,384,939	$5,569,463

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

For the year ended October 31, 2014, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.

As of October 31, 2014, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Muni Intermediate Portfolio	$3,513,296	$2,147	$945,079	$—

As of October 31, 2014, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$4,309,811	$470,457	$3,839,354

Other: In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

average daily net assets of the Portfolio and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Compliance Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.

The Portfolio pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the year ended October 31, 2014 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the year ended October 31, 2014, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$117,370,674	$92,997,856

4.	Shares of Beneficial Interest

The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended		Year Ended
	10/31/14		10/31/13
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	8,948,427	$98,385,455	4,896,485	$54,352,495
Issued as reinvestment of dividends	87,389	944,675	2,051	22,927
Redeemed	(4,579,127)	(49,988,891)	(6,124,718)	(67,837,134)

Net increase (decrease)	4,456,689	$49,341,239	(1,226,182)	$(13,461,712)

As of October 31, 2014, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of October 31, 2014.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

5.	Recently Issued Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (FASB) issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosuresto improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

6.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2014 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of the Muni Intermediate Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Muni Intermediate Portfolio (the sole portfolio constituting The Glenmede Portfolios, hereafter referred to as the “Fund”) at October 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 23, 2014

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the year ended October 31, 2014

Of the ordinary distributions made during the fiscal year ended October 31, 2014, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio	78.63%
Core Fixed Income Portfolio	53.54%

Of the ordinary distributions made during the fiscal year ended October 31, 2014, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolio	100%

Of the ordinary distributions made during the fiscal year ended October 31, 2014, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	86.76%
Small Cap Equity Portfolio	53.22%
Large Cap Value Portfolio	21.16%
U.S. Emerging Growth Portfolio	100.00%
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	100.00%
Total Market Portfolio	100.00%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

Portfolio	Total
International Portfolio	$123,239
Philadelphia International Fund	58,661
Philadelphia International Small Cap Fund	98,411
Philadelphia International Emerging Markets Fund	202,188

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

The Fund is required by the Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2014) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Continued)
For the year ended October 31, 2014

Core Fixed Income Portfolio	$823,742
Strategic Equity Portfolio	$16,500,967
Small Cap Equity Portfolio	$32,389,984
Large Cap Value Portfolio	$7,454,307
U.S. Emerging Growth Portfolio	$311,258
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	$5,698,660
Large Cap Growth Portfolio	$8,275,345
Total Market Portfolio	$4,877
Secured Options Portfolio	$26,451,795
Philadelphia International Small Cap Portfolio	$5,538
Philadelphia International Emerging Markets Portfolio	$1,810,671

Qualified dividend income (“QDI”) received through October 31, 2014, that qualified for a reduced tax rate pursuant to the Code Section 1 (h)(11) are as follows:

Strategic Equity Portfolio	$1,830,278
Small Cap Equity Portfolio	3,345,113
Large Cap Value Portfolio	1,129,212
U.S. Emerging Growth Portfolio	26,571
Large Cap Core Portfolio (formerly known as Large Cap 100 Portfolio)	4,744,466
Large Cap Growth Portfolio	2,171,809
Total Market Portfolio	190,914
International Secured Options Portfolio	1,007,293
International Portfolio	930,399
Philadelphia International Fund	507,268
Philadelphia International Small Cap Fund	873,283
Philadelphia International Emerging Markets Fund	1,173,128

Qualified interest income (“QII”) received through October 31, 2014, that qualified for a reduced tax rate pursuant to the Code Section 871 (k) are as follows:

Core Fixed Income Portfolio	11.16%

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the year ended October 31, 2014

Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2014, 99.94% is tax-exempt for regular Federal income taxes.

The Portfolio is required by the Code to advise shareholders within 60 days of the Portfolio’s fiscal year end (October 31, 2014) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Portfolio paid long-term capital gain distributions of:

Muni Intermediate Portfolio	$945,079

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified. The address of each Board member is c/o State Street Bank and Trust Company, 4 Copley Place, 5th floor, CPH0326, Boston, MA 02116, Attention: Fund Administration Legal Department.

Independent Directors/Trustees(1)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

H. Franklin Allen, Ph.D Age: 58	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Nippon Life Professor of Finance, and Professor of Economics, The Wharton School of The University of Pennsylvania; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (since 1980).	19	None

William L. Cobb, Jr. Age: 67	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Executive Vice President and Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999 — 2014); Vice Chairman, J.P. Morgan Investment Management (1994-1999), Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (2000 — 2014) and the Wenner-Gren Foundation (2003 — 2012).	19	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

Gail E. Keppler Age: 68	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc; Board of Trustees Cape May County Habitat for Humanity (since 2014).	19	None

Francis J. Palamara Age: 89	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992)	Former Chief Operating Officer, The New York Stock Exchange; Former Trustee, Gintel Fund; Former Director, XTRA Corporation; Former Director, Executive Vice President-Finance and Chief Financial Officer, ARAMARK, Inc.; Former Director, The Pittston Company; Former Director, Brinks Corp.; Former Director, Constar Corporation; Former President, Meinhard Commercial Corporation; Former Executive Vice President and Chief Financial Officer, James Talcott, Inc.	19	None

Harry Wong Age: 66	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, LP, an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009-2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Managing Director, BIO-IB, LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct faculty member, Sacred Heart University (2003-2007).	19	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

Susan W. Catherwood(2) Age: 71	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Member, The Women’s Committee and Penn Museum Board of Overseers of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Board Member, Monell Chemical Senses Center; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow, Board member (until 2012) and serves on Finance and Investment Committees, Chairperson (until 2012), College of Physicians of Philadelphia.	19	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2) — (Continued)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

G. Thompson Pew, Jr. (2) Age: 72	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director (since 2013) of the Glenmede Corporation, Director, Member of the Relationship Oversight Committee, Private Equity/Real Estate Advisory Committee (until 2013), and the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	19	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Concluded)

Officers

	Positions Held with	Principal Occupation(s)
Name, Address and Age	the Fund/Time Served	During Past 5 Years

Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 63	President of the Funds since December 1997. Treasurer of the Funds since December 2002.	Managing Director and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 48	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 55	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

Christopher E. McGuire 1 Iron Street Boston, MA 02210 Age: 41	Assistant Treasurer of the Funds since December 2014.	Vice President, State Street Bank and Trust Company (since 2007).

Donna M. Rogers 10 High Street Boston, MA 02110 Age: 48	Chief Compliance Officer of the Funds since September 2004.	Managing Director, Foreside Compliance Services, LLC (since 2010); Senior Vice President, State Street Bank and Trust Company (2007-2010); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (2002-2007).

Bernard Brick 4 Copley Place Boston, MA 02116 Age: 40	Assistant Secretary of the Funds since December 2013.	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2012-present); student, Northeastern University School of Law (2008-2011).

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees — Considerations Regarding Investment Advisory and Sub-Investment Advisory Agreements

At meetings held on September 17, 2014, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the current Investment Advisory Agreements for each Portfolio of the Funds and the Sub-Investment Advisory Agreement for the International Portfolio and approved the Investment Advisory Agreement for the new Mid Cap Equity Portfolio (the “New Portfolio”).

In determining whether to renew the Investment Advisory Agreements and the Sub-Investment Advisory Agreement for the existing Portfolios and to approve the Investment Advisory Agreement for the New Portfolio (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor and PIA comparing the performance of each existing Portfolio to the performance of its applicable benchmark index and relevant peer group; (3) a Lipper Inc. (“Lipper”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports of and presentations by representatives of the Advisor and PIA that described: (i) the nature, extent and quality of the Advisor’s and PIA’s services provided to their respective Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures, financial information, insurance coverage and Forms ADV; (iv) their investment philosophies and

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

processes; (v) their assets under management and client descriptions; (vi) brokerage, soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vii) their advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the proposed advisory fee arrangement for the New Portfolio; (ix) the proposed contractual fee waiver arrangement for the Philadelphia International Fund and the New Portfolio, the contractual fee and expense waivers in effect for the Long/Short Portfolio, Total Market Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, the contractual fee waivers in effect with respect to the International Portfolio to reduce its management fees to the extent it invests in the Philadelphia International Emerging Markets Fund or the Philadelphia International Small Cap Fund, the proposed amendments to the contractual fee waivers for the Long/Short Portfolio, Total Market Portfolio, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund to also exclude Acquired Fund fees and expenses from the waiver, and the proposed non-renewal of the contractual fee waiver agreement for the International Secured Options Portfolio because its expenses have been consistently below the expense cap for over one year; (x) the advisory fee arrangements with their other similarly managed clients; (xi) their compliance processes and conflicts of interest assessments; (xii) their profitability analyses related to providing services to the Portfolios; (xiii)the extent to which economies of scale are relevant to the Portfolios; and (xiv) the benefits of adding the New Portfolio to the Glenmede Fund complex. The Directors/Trustees discussed the written materials, the Advisor’s and PIA’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports on the Advisor’s and PIA’s compliance programs and their responsiveness in addressing her recommendations, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees, reached the following conclusions, among others, regarding the Advisor and PIA and their respective Agreements: the Advisor and PIA each have the capabilities, resources and personnel necessary to manage their respective Portfolios, including the New Portfolio, the Advisor has the capabilities, resources and personnel necessary to oversee the management of PIA as sub-adviser to the International Portfolio; the Boards are satisfied with the quality of services provided by the Advisor and PIA in advising their respective Portfolios; the actual advisory fee for each Portfolio that pays an advisory fee, with the exception of the Core Fixed Income Portfolio, International Portfolio, Long/Short Portfolio and Strategic Equity Portfolio, is equal to or below the median and average actual advisory fees paid by comparable funds in their respective Lipper peer group; the actual advisory fees for the Core Fixed Income Portfolio, International Portfolio, Long/Short Portfolio and Strategic Equity Portfolio are above the average or median peer group actual advisory fees, but below the highest peer group actual advisory fees; and each advisory and sub-advisory fee is reasonable as compared to PIA’s other similarly-managed sub-advised mutual fund client and the Advisor’s and PIA’s similarly-managed

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

separate account clients. The Glenmede Fund Board also concluded that the advisory fees charged by the Advisor are based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of exchange traded funds in which the Portfolios may invest. In addition, the Glenmede Fund Board concluded that there is no potential duplication of advisory fees to the extent that the International Portfolio invests in the Philadelphia International Emerging Markets Fund or the Philadelphia International Small Cap Fund because the advisory fees payable by the International Portfolio are reduced to the extent of such investment.

The Boards also concluded that based on the information provided, the total annual portfolio operating expenses paid by each Portfolio, with the exception of the Government Cash Portfolio, International Portfolio, Strategic Equity and Total Market Portfolio are equal to or below the average and median expenses paid by comparable funds in their respective Lipper peer group; the expense ratios for the Government Cash Portfolio, International Portfolio, Strategic Equity and Total Market Portfolio are above the average and/or median peer group expense ratios, but are below the highest peer group expense ratios; the performance of the existing Portfolios are generally mixed as compared with their benchmark indices and other mutual funds in their peer groups as ranked by an independent rating and ranking organization and as demonstrated by charts provided by the Advisor and PIA comparing the performance of each existing Portfolio to its respective benchmark index and peer group.

In considering the proposed advisory fee and estimated expenses for the New Portfolio, the Glenmede Fund Board reviewed and discussed the Lipper report comparing the advisory fee and the estimated total annual operating expenses of the New Portfolio to other comparable funds. The Board discussed the proposed contractual fee and expense waiver that the Advisor is assuming in launching the New Portfolio. The Glenmede Fund Board concluded, that based on the Lipper report, the proposed advisory fee and estimated expense ratio of the New Portfolio, are below the median and average advisory fees and operating expenses of comparable funds.

The Boards also concluded that the profit to Advisor for advisory services seems reasonable; the profit to PIA for advisory and sub-advisory services seems reasonable; and the benefits derived by the Advisor and PIA from managing their respective Portfolios, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers, seem reasonable. The Glenmede Fund Board noted that PIA and Glenmede Trust each receive fees for shareholder servicing to certain Portfolios and Glenmede Trust, from time to time, voluntarily waives a portion of its shareholder servicing fees and/or reimburses expenses with respect to the Government Cash Portfolio and Tax-Exempt Cash Portfolio to the extent necessary to prevent each such Portfolio from experiencing a negative yield. The Boards noted that since the investment advisory fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to the Glenmede Fund Board’s evaluation of the Sub-Investment Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee is paid by the Advisor, not the International

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

Portfolio or its shareholders, and therefore has no impact on the International Portfolio’s expense ratio.

Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor	Independent Auditors
Glenmede Investment Management LP	PricewaterhouseCoopers LLP
One Liberty Place	125 High Street
1650 Market Street, Suite 1200	Boston, Massachusetts 02110
Philadelphia, Pennsylvania 19103
Investment Advisor
Administrator	(for Philadelphia International Fund,
State Street Bank and Trust Company	Philadelphia International Small
2 Avenue de Lafayette	Cap Fund, and
Boston, Massachusetts 02206	Philadelphia International Emerging
Markets Fund)
Custodian
State Street Bank and Trust Company	Investment Sub-Advisor
2 Avenue de Lafayette	(for International Portfolio)
Boston, Massachusetts 02206	Philadelphia International Advisors LP
1650 Arch Street, Suite 2501
Legal Counsel	Philadelphia, Pennsylvania 19103
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996

Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
As of October 31, 2014, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2014, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Francis J. Palamara, who is “independent” as defined in Item 3(a)(2) of this Form.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $20,400 and $20,400 for the fiscal years ended October 31, 2013 and October 31, 2014, respectively.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2013 and October 31, 2014 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $8,624 and $8,880 for the fiscal years ended October 31, 2013 and October 31, 2014, respectively.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended October 31, 2013 and October 31, 2014 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.
(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2014 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees and services billed by the Registrant’s accountant for each of the last two fiscal years were $8,624 and $8,880 for the fiscal years ended October 31, 2013 and October 31, 2014, respectively, as described above.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date January 5, 2015
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)
Date January 5, 2015